UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04338

EAGLE CAPITAL APPRECIATION FUND

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Item 1. Reports to Shareholders

Semiannual Report

and Investment Performance Review for the

six-month period ended April 30, 2017 (unaudited)

Eagle Capital Appreciation Fund

Eagle Growth & Income Fund

Eagle International Stock Fund

Eagle Investment Grade Bond Fund

Eagle Mid Cap Growth Fund

Eagle Mid Cap Stock Fund

Eagle Small Cap Growth Fund

Eagle Smaller Company Fund

Eagle Tactical Allocation Fund

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President’s Letter 1
Investment Portfolios
Eagle Capital Appreciation Fund 2
Eagle Growth & Income Fund 3
Eagle International Stock Fund 4
Eagle Investment Grade Bond Fund 6
Eagle Mid Cap Growth Fund 9
Eagle Mid Cap Stock Fund 11
Eagle Small Cap Growth Fund 12
Eagle Smaller Company Fund 14
Eagle Tactical Allocation Fund 16

Statements of Assets and Liabilities 18
Statements of Operations 20
Statements of Changes in Net Assets 22
Financial Highlights 24
Notes to Financial Statements 31
Understanding Your Ongoing Costs 40
Principal Risks 42

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President’s Letter

Dear Fellow Shareholders:

I am pleased to present the semi-annual report of the Eagle Family of Funds for the six-month period that ended April 30, 2017.

History suggests that volatility can create opportunity for patient investors and active managers. As we enter spring, the broad equity market (as measured by the S&P 500 Index) is at or near nominal highs. Yet over the last six months, in our view, the markets have alternatively digested “optimism” (returning American economic growth and a new U.S. president who might provide pro-business regulatory and tax reforms) and “climbed worry” (elections, investigations, another swoon in energy prices, politics around the Affordable Care Act and macroeconomic uncertainty). Having a consistent strategy can provide an opportunity to take advantage of these market dynamics.

From the perspective of an experienced active manager, investing opportunities are not a “stock market” but, rather, a market of individual stocks and bonds. We believe that the ability to distinguish among competitive business models, quality companies and future earnings potential can provide the opportunity to deliver value and help investors achieve their long-term financial goals.

In our view, ongoing macroeconomic developments, political uncertainty and the dynamism of markets may result in increased volatility and create an environment that allows well-seasoned, research-based investment strategies to demonstrate their advantages for long-term investors.

A number of our funds have demonstrated strong peer-relative performance over the last six months:

•	The Eagle Growth & Income Fund’s Class A shares have maintained their ten-year five-star rating and four-star overall rating from Morningstar.[1]*

•	The Eagle Mid Cap Growth Fund’s Class A shares have maintained their overall, three-year, five-year and ten-year four-star ratings from Morningstar.[2]*
•	The Eagle Capital Appreciation Fund’s Class A shares have an overall, three-year and five-year four-star rating from Morningstar.[3]*

•	The Eagle Small Cap Growth Fund’s Class A shares have maintained their overall, three-year and ten-year four-star rating from Morningstar.[4]*

•	The Eagle International Stock Fund’s Class A share have maintained their overall and three-year four-star rating from Morningstar.[5]*

As with all investments, I would remind you that investing in any mutual fund carries certain risks. The principal risk factors for each fund are described at the end of this semi-annual report. Carefully consider the investment objectives, charges and expenses of any fund before you invest. Contact us at 800.421.4184 or eagleasset.com or your financial advisor for a prospectus, or summary prospectus, which contains this and other important information about the Eagle Family of Funds. Read the prospectus, or summary prospectus, carefully before you invest or send money.

I hope you will find the portfolio manager commentaries that follow of interest. In uncertain times, I believe that there is little substitute for active research and experience. We are grateful for your continued support of the Eagle Family of Funds.

Sincerely,

J. Cooper Abbott, CFA®

President

June 15, 2017

Performance data represented are historical and do not guarantee future results. The investment return and principal value of an investment will fluctuate, and you may have a gain or loss when you sell shares. Current performance may be higher or lower than the performance data quoted. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

1 For the period ended April 30, 2017, the Fund’s Class A shares are rated 5 stars for the ten-year period, 4 stars overall and 3 stars for the three-year and five-year periods among a total of 675; 1,088; 1,088; and 933 funds respectively, in the large value category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

2 For the period ended April 30, 2017, the Fund’s Class A shares are rated four stars for the overall, three-year, five-year and ten-year periods among a total of 576, 576, 501 and 371 funds respectively, in the mid cap growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

3 For the period ended April 30, 2017, the Fund’s Class A shares are rated 4 stars for the overall, three-year and five-year periods and 3 stars for the ten-year period among a total of 1,301; 1,301; 1,146; and 799 funds respectively, in the large growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

4 For the period ended April 30, 2017, the Fund’s Class A shares are rated 4 stars for the overall, three-year and ten-year periods and 3 stars for the five-year period among a total of 602, 602, 387 and 528 funds respectively, in the small growth category. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

5 For the period ended April 30, 2017, the Fund’s Class A shares are rated 4 stars for the overall and three-year periods among a total of 269 and 269 funds respectively, in the foreign large value category. The Fund is not rated for the five-year and ten-year periods. Star ratings may be different for other share classes. Morningstar Rating® is based on risk-adjusted performance adjusted for fees and loads. Past performance is no guarantee of future results. Ratings are subject to change each month.

*The Overall Morningstar Rating™ is based on a weighted average of the star ratings assigned to a fund’s three-, five-, and 10-year (as applicable) time periods.

The Morningstar Rating™ for funds, or “star rating,” is based on past performance, which is no guarantee of future results and investing involves risk including the possibility of loss. This proprietary rating is calculated for managed products (including mutual funds and exchange-traded funds) with at least a three-year history. Open-ended mutual funds and exchange-traded funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product’s monthly excess performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.

©2017 Morningstar, Inc. All Rights Reserved. Certain information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

1

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE CAPITAL APPRECIATION FUND
COMMON STOCKS—99.6%	Shares	Value
Aerospace & defense—3.2%
General Dynamics Corp.	19,800	$3,837,042
Lockheed Martin Corp.	11,300	3,044,785
Northrop Grumman Corp.	20,000	4,919,200

Air freight & logistics—0.5%
FedEx Corp.	9,800	1,859,060

Airlines—0.4%
Delta Air Lines, Inc.	33,800	1,535,872

Auto components—1.5%
Lear Corp.	39,400	5,620,804

Automobiles—0.9%
Thor Industries, Inc.	32,800	3,154,704

Banks—0.9%
Bank of America Corp.	72,900	1,701,486
Zions Bancorporation	40,600	1,625,218

Beverages—2.9%
Constellation Brands, Inc., Class A	20,700	3,571,578
PepsiCo, Inc.	61,421	6,957,771

Biotechnology—5.1%
AbbVie, Inc.	50,000	3,297,000
Amgen, Inc.	46,900	7,659,708
Biogen, Inc.*	8,400	2,278,164
Celgene Corp.*	44,600	5,532,630

Building products—1.4%
Owens Corning	86,900	5,287,865

Capital markets—3.0%
Morgan Stanley	78,800	3,417,556
State Street Corp.	29,100	2,441,490
The Bank of New York Mellon Corp.	107,300	5,049,538

Chemicals—1.1%
LyondellBasell Industries N.V., Class A	47,500	4,026,100

Communications equipment—1.2%
Juniper Networks, Inc.	144,900	4,357,143

Containers & packaging—0.6%
Owens-Illinois, Inc.*	102,600	2,238,732

Diversified telecommunication services—0.6%
AT&T, Inc.	53,681	2,127,378

Food & staples retailing—2.0%
CVS Health Corp.	26,500	2,184,660
Wal-Mart Stores, Inc.	70,400	5,292,672

Food products—3.2%
Ingredion, Inc.	22,400	2,773,568
Pinnacle Foods, Inc.	51,000	2,965,650
The Hershey Co.	34,800	3,765,360
Tyson Foods, Inc., Class A	37,000	2,377,620

Health care equipment & supplies—2.7%
Edwards Lifesciences Corp.*	52,100	5,713,807
The Cooper Companies, Inc.	20,800	4,166,864

Health care providers & services—5.3%
Aetna, Inc.	32,400	4,376,268
Laboratory Corp. of America Holdings*	31,500	4,414,725
UnitedHealth Group, Inc.	62,600	10,947,488

Hotels, restaurants & leisure—1.8%
Dominos Pizza, Inc.	16,100	2,920,379
Wyndham Worldwide Corp.	39,200	3,736,152

COMMON STOCKS—99.6%	Shares	Value
Household durables—1.8%
D.R. Horton, Inc.	133,600	$4,394,104
Mohawk Industries, Inc.*	10,300	2,418,337

Insurance—0.3%
The Progressive Corp.	27,600	1,096,272

Internet & direct marketing retail—3.0%
Amazon.com, Inc.*	12,100	11,192,379

Internet software & services—11.9%
Alphabet, Inc., Class A*	12,114	11,199,635
Alphabet, Inc., Class C*	12,612	11,425,968
eBay, Inc.*	147,500	4,927,975
Facebook, Inc., Class A*	108,600	16,317,150

IT services—6.2%
Amdocs Ltd.	23,600	1,445,264
Fiserv, Inc.*	35,900	4,277,126
Global Payments, Inc.	22,100	1,806,896
International Business Machines Corp.	9,800	1,570,842
MasterCard, Inc., Class A	79,530	9,250,929
Vantiv, Inc., Class A*	74,704	4,634,636

Life sciences tools & services—1.5%
Thermo Fisher Scientific, Inc.	34,200	5,654,286

Machinery—3.1%
Deere & Co.	26,900	3,002,309
Ingersoll-Rand PLC	46,600	4,135,750
Oshkosh Corp.	30,100	2,088,639
Parker-Hannifin Corp.	13,700	2,202,960

Media—2.6%
Comcast Corp., Class A	140,800	5,517,952
The Walt Disney Co.	36,000	4,161,600

Metals & mining—1.1%
Steel Dynamics, Inc.	117,100	4,231,994

Oil, gas & consumable fuels—1.6%
Chevron Corp.	25,500	2,720,850
EOG Resources, Inc.	33,300	3,080,250

Road & rail—0.5%
CSX Corp.	37,900	1,926,836

Semiconductors & semiconductor equipment—5.9%
Applied Materials, Inc.	201,500	8,182,915
KLA-Tencor Corp.	11,900	1,168,818
Lam Research Corp.	41,800	6,054,730
Microchip Technology, Inc.	35,600	2,690,648
NVIDIA Corp.	34,700	3,619,210

Software—9.3%
Activision Blizzard, Inc.	45,000	2,351,250
Adobe Systems, Inc.*	26,400	3,530,736
Electronic Arts, Inc.*	49,400	4,684,108
Microsoft Corp.	282,000	19,305,720
Synopsys, Inc.*	62,900	4,635,730

Specialty retail—5.3%
Dick’s Sporting Goods, Inc.	58,500	2,957,175
Foot Locker, Inc.	53,100	4,106,754
Ross Stores, Inc.	50,000	3,250,000
The Home Depot, Inc.	59,000	9,209,900

Technology hardware, storage & peripherals—6.3%
Apple, Inc.	143,866	20,666,351
NetApp, Inc.	64,700	2,578,295

2	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE CAPITAL APPRECIATION FUND (cont’d)
COMMON STOCKS—99.6%	Shares	Value
Trading companies & distributors—0.9%
HD Supply Holdings, Inc.*	84,200	$3,393,260
Total common stocks (cost $243,185,006)		368,242,576

MONEY MARKET FUNDS—0.4%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	1,491,245	1,491,245
Total money market funds (cost $1,491,245)		1,491,245

Total investment portfolio (cost $244,676,251)—100.0% ‡		369,733,821

Liabilities in excess of other assets—(0.0)%		(92,315)

Total net assets—100.0%		$369,641,506

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$244,676,251

Gross unrealized appreciation	127,497,294
Gross unrealized depreciation	(2,439,724)

Net unrealized appreciation (depreciation)	$125,057,570

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	40.8%
Consumer discretionary	16.9%
Health care	14.6%
Industrials	10.1%
Consumer staples	8.1%
Financials	4.1%
Materials	2.8%
Energy	1.6%
Telecommunication services	0.6%
Money market funds	0.4%

EAGLE GROWTH & INCOME FUND
COMMON STOCKS—98.3%	Shares	Value
Aerospace & defense—3.3%
Lockheed Martin Corp.	74,309	$20,022,560

Banks—10.4%
JPMorgan Chase & Co.	271,622	23,631,114
The PNC Financial Services Group, Inc.	190,011	22,753,817
Wells Fargo & Co.	319,727	17,214,102

COMMON STOCKS—98.3%	Shares	Value
Beverages—4.9%
PepsiCo, Inc.	148,148	$16,782,206
The Coca-Cola Co.	310,435	13,395,270

Chemicals—2.4%
E.I. du Pont de Nemours & Co.	180,735	14,413,616

Communications equipment—2.9%
Cisco Systems, Inc.	516,130	17,584,549

Diversified telecommunication services—2.7%
AT&T, Inc.	419,878	16,639,765

Electric utilities—2.0%
PG&E Corp.	185,907	12,465,064

Equity real estate investment trusts (REITs)—3.8%
Camden Property Trust	99,787	8,215,464
Prologis, Inc.	171,910	9,353,623
Simon Property Group, Inc.	34,933	5,773,027

Food & staples retailing—2.1%
Sysco Corp.	243,578	12,877,969

Food products—2.0%
General Mills, Inc.	208,787	12,007,340

Health care equipment & supplies—4.6%
Abbott Laboratories	385,349	16,816,630
Medtronic PLC	138,141	11,478,136

Hotels, restaurants & leisure—5.6%
Carnival Corp.	360,343	22,258,387
McDonald’s Corp.	87,313	12,217,708

Household products—2.4%
The Procter & Gamble Co.	170,303	14,872,561

Industrial conglomerates—5.9%
3M Co.	71,706	14,042,186
Honeywell International, Inc.	166,052	21,776,059

Media—2.8%
Regal Entertainment Group, Class A	767,849	16,946,427

Multi-utilities—2.1%
Sempra Energy	110,697	12,510,975

Oil, gas & consumable fuels—8.1%
Chevron Corp.	165,550	17,664,185
Occidental Petroleum Corp.	244,868	15,069,177
TOTAL S.A., Sponsored ADR	327,569	16,761,706

Pharmaceuticals—10.9%
Johnson & Johnson	175,836	21,710,471
Merck & Co., Inc.	366,796	22,862,395
Pfizer, Inc.	642,408	21,790,479

Professional services—1.8%
Nielsen Holdings PLC	273,286	11,240,253

Road & rail—2.6%
Union Pacific Corp.	143,769	16,096,377

Software—4.4%
Microsoft Corp.	395,889	27,102,561

Specialty retail—3.3%
The Home Depot, Inc.	127,406	19,888,077

Technology hardware, storage & peripherals—4.3%
Apple, Inc.	184,050	26,438,783

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE GROWTH & INCOME FUND (cont’d)
COMMON STOCKS—98.3%	Shares	Value
Tobacco—3.0%
Altria Group, Inc.	254,184	$18,245,328
Total common stocks (cost $431,935,679)		600,918,347

MONEY MARKET FUNDS—1.4%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	8,761,247	8,761,247
Total money market funds (cost $8,761,247)		8,761,247

Total investment portfolio (cost $440,696,926)—99.7% ‡		609,679,594

Other assets in excess of liabilities—0.3%		1,712,334

Total net assets—100.0%		$611,391,928

# Annualized seven-day yield as of April 30, 2017.

ADR—American depository receipt

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$440,696,926

Gross unrealized appreciation	177,617,733
Gross unrealized depreciation	(8,635,065)

Net unrealized appreciation (depreciation)	$168,982,668

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Health care	15.5%
Consumer staples	14.4%
Industrials	13.6%
Consumer discretionary	11.7%
Information technology	11.6%
Financials	10.4%
Energy	8.1%
Utilities	4.1%
Real estate	3.8%
Telecommunication services	2.7%
Materials	2.4%
Money market funds	1.4%

EAGLE INTERNATIONAL STOCK FUND
COMMON STOCKS—98.2%	Shares	Value
Australia—3.4%
BlueScope Steel Ltd.	30,333	$265,018
GrainCorp Ltd., Class A	7,394	49,311
Qantas Airways Ltd.	37,847	119,970

COMMON STOCKS—98.2%	Shares	Value
Australia (cont’d)
St Barbara Ltd.*	20,082	$41,162
Whitehaven Coal Ltd.*	14,406	29,468

Denmark—2.6%
Danske Bank A/S	4,159	151,215
DFDS A/S	1,563	93,196
SimCorp A/S	763	47,837
Vestas Wind Systems A/S	1,138	97,921

Finland—1.4%
Outokumpu OYJ	7,457	71,408
UPM-Kymmene OYJ	3,057	80,542
YIT OYJ	8,196	64,829

France—10.3%
Air France-KLM*	9,236	77,593
Atos SE	1,395	182,725
BNP Paribas S.A.	2,074	146,377
Cie de Saint-Gobain S.A.	889	47,968
Cie Generale des Etablissements Michelin	1,232	161,147
Credit Agricole S.A.	9,207	136,944
ENGIE S.A.	4,242	59,812
Ipsos S.A.	970	31,107
Nexans S.A.*	2,301	127,917
Orange S.A.	10,165	157,327
Pernod Ricard S.A.	440	55,067
Renault S.A.	1,364	127,195
Sanofi	2,461	232,549

Germany—11.9%
Allianz SE	936	178,194
BASF SE	1,901	185,194
Covestro AG	580	45,200
Daimler AG	3,151	234,795
Deutsche Lufthansa AG	4,535	78,239
Fresenius SE & Co. KGaA	3,591	291,340
Infineon Technologies AG	5,977	123,542
Merck KGaA	2,145	251,977
Siemens AG	2,183	313,136
Suedzucker AG	1,610	34,456
Uniper SE	3,349	54,964

Hong Kong—1.1%
Xinyi Glass Holdings Ltd.*	188,000	166,593

Israel—1.9%
Israel Discount Bank Ltd., Class A*	45,516	110,202
Orbotech Ltd.*	3,500	115,255
Tower Semiconductor Ltd.*	2,570	56,112

Italy—3.3%
Enel SpA	37,247	177,080
Eni SpA	15,360	238,249
Intesa Sanpaolo SpA	27,914	81,484

Japan—28.6%
Cosmo Energy Holdings Co. Ltd.	5,900	93,453
Daiwa House Industry Co. Ltd.	5,900	175,401
Fujitsu Ltd.	13,000	81,150
Fukuoka Financial Group, Inc.	26,000	118,609
Hanwa Co. Ltd.	10,000	70,904
Haseko Corp.	4,600	52,508
Honda Motor Co. Ltd.	11,200	325,983
ITOCHU Corp.	22,700	321,205
JXTG Holdings, Inc.	28,300	127,691

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE INTERNATIONAL STOCK FUND (cont’d)
COMMON STOCKS—98.2%	Shares	Value
Japan (cont’d)
Kanto Denka Kogyo Co. Ltd.	9,000	$79,147
KDDI Corp.	3,500	92,799
Maeda Corp.	12,000	110,354
Marubeni Corp.	51,800	319,282
Mebuki Financial Group, Inc.	7,100	27,859
Mitsubishi Chemical Holdings Corp.	31,900	249,687
Mitsubishi UFJ Financial Group, Inc.	30,900	195,801
Nichirei Corp.	3,400	84,635
Nippon Light Metal Holdings Co. Ltd.	23,700	52,952
Nippon Suisan Kaisha Ltd.	9,800	47,310
Nippon Telegraph & Telephone Corp.	3,500	149,995
Nipro Corp.	6,500	98,627
NTT DOCOMO, Inc.	8,300	200,836
Penta-Ocean Construction Co. Ltd.	10,400	52,687
Sekisui House Ltd.	2,000	33,224
SoftBank Group Corp.	2,100	159,291
Sojitz Corp.	57,200	145,419
Subaru Corp.	2,200	83,407
Sumitomo Corp.	10,700	142,988
Sumitomo Mitsui Financial Group, Inc.	3,000	111,392
The Kansai Electric Power Co., Inc.	4,600	62,165
Tohoku Electric Power Co., Inc.	8,300	110,654
Tokyo Electron Ltd.	2,000	242,787
Zeon Corp.	7,000	79,701

Netherlands—3.9%
Aegon N.V.	15,497	79,094
Koninklijke Ahold Delhaize N.V.	1,705	35,320
NN Group N.V.	7,145	236,891
STMicroelectronics N.V.	5,731	92,004
Unilever N.V.	2,874	150,556

Norway—0.6%
Austevoll Seafood ASA	3,341	26,872
DNO ASA*	37,498	31,575
Leroy Seafood Group ASA	666	33,501

Singapore—0.7%
Venture Corp. Ltd.	7,000	61,092
Yanlord Land Group Ltd.	35,600	47,521

Spain—1.4%
Banco Santander S.A.	6,419	41,832
Iberdrola S.A.	14,455	103,914
Repsol S.A.	3,673	57,972

Sweden—3.2%
Boliden AB	8,106	231,575
Scandic Hotels Group AB*	3,500	39,402
Svenska Cellulosa AB SCA, Class B	6,518	215,793

Switzerland—4.3%
Bossard Holding AG, Class A	161	32,070
Lonza Group AG*	501	102,510
Nestle S.A.	981	75,557
Novartis AG	736	56,661
Sika AG	19	121,265
VAT Group AG*	552	70,900
Zurich Insurance Group AG	699	193,440

United Kingdom—19.6%
3i Group PLC	15,202	156,232
Anglo American PLC*	8,036	115,055
Ashtead Group PLC	5,323	112,294

COMMON STOCKS—98.2%	Shares	Value
United Kingdom (cont’d)
Aviva PLC	18,257	$124,155
BAE Systems PLC	31,872	258,864
Barclays PLC	40,462	110,802
Bellway PLC	2,819	103,896
BP PLC	24,123	138,095
British American Tobacco PLC	3,591	242,621
Direct Line Insurance Group PLC	15,271	69,008
Electrocomponents PLC	7,400	49,737
GlaxoSmithKline PLC	16,327	328,628
HSBC Holdings PLC	20,520	169,215
Imperial Brands PLC	1,112	54,459
Intertek Group PLC	1,736	91,368
National Grid PLC	5,000	64,741
Playtech PLC	5,113	63,501
Royal Dutch Shell PLC, Class B	6,676	177,629
RPC Group PLC	8,959	94,114
Shire PLC	4,373	257,827
Standard Chartered PLC*	4,016	37,531
WPP PLC	5,936	127,111
Total common stocks (cost $13,180,848)		14,775,720

PREFERRED STOCKS—0.6%
Germany—0.6%
Volkswagen AG	579	91,914
Total preferred stocks (cost $91,219)		91,914

MONEY MARKET FUNDS—0.5%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	81,756	81,756
Total money market funds (cost $81,756)		81,756

Total investment portfolio (cost $13,353,823)—99.3% ‡		14,949,390

Other assets in excess of liabilities—0.7%		106,494

Total net assets—100.0%		$15,055,884

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$13,353,823

Gross unrealized appreciation	2,258,500
Gross unrealized depreciation	(662,933)

Net unrealized appreciation (depreciation)	$1,595,567

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector Allocation
Sector	Percent of net assets
Industrials	18.3%
Financials	16.4%

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE INTERNATIONAL STOCK FUND (cont’d)

Sector Allocation (cont’d)
Sector	Percent of net assets
Materials	11.4%
Health care	10.8%
Consumer discretionary	10.5%
Information technology	7.4%
Consumer staples	7.3%
Energy	5.9%
Telecommunication services	5.1%
Utilities	4.2%
Real estate	1.5%
Money market funds	0.5%

Industry allocation
Industry	Value	Percent of net assets
Banks	$1,439,263	9.6%
Trading companies & distributors	1,144,161	7.6%
Oil, gas & consumable fuels	894,132	5.9%
Insurance	880,783	5.9%
Pharmaceuticals	869,816	5.8%
Automobiles	863,294	5.7%
Metals & mining	777,170	5.2%
Chemicals	760,194	5.1%
Semiconductors & semiconductor equipment	514,445	3.4%
Electric utilities	453,813	3.0%
Wireless telecommunication services	452,926	3.0%
Food products	351,643	2.3%
Auto components	327,740	2.2%
Industrial conglomerates	313,136	2.1%
Diversified telecommunication services	307,322	2.0%
Tobacco	297,079	2.0%
Health care providers & services	291,339	1.9%
Airlines	275,802	1.8%
IT services	263,875	1.8%
Aerospace & defense	258,864	1.7%
Biotechnology	257,827	1.7%
Construction & engineering	227,871	1.5%
Electronic equipment, instruments & components	226,084	1.5%
Electrical equipment	225,838	1.5%
Real estate management & development	222,922	1.5%
Household products	215,793	1.4%
Household durables	189,627	1.3%
Media	158,218	1.1%

Industry allocation (cont’d)
Industry	Value	Percent of net assets
Capital markets	$156,232	1.0%
Personal products	150,556	1.0%
Multi-utilities	124,554	0.8%
Software	111,338	0.7%
Life sciences tools & services	102,510	0.7%
Health care equipment & supplies	98,627	0.7%
Containers & packaging	94,114	0.6%
Marine	93,196	0.6%
Professional services	91,368	0.6%
Money market funds	81,756	0.5%
Paper & forest products	80,542	0.5%
Machinery	70,900	0.5%
Beverages	55,067	0.4%
Independent power & renewable electricity producers	54,964	0.4%
Building products	47,968	0.3%
Hotels, restaurants & leisure	39,402	0.3%
Food & staples retailing	35,319	0.2%

EAGLE INVESTMENT GRADE BOND FUND
CORPORATE BONDS—60.1%	Principal amount	Value
Domestic—53.4%
Auto manufacturers—3.3%
Daimler Finance North America LLC, 144A, FRN, 1.78%, 01/06/20 (a)	$250,000	$250,851
Hyundai Capital America,
144A, 2.40%, 10/30/18 (a)	250,000	250,371
144A, 2.45%, 06/15/21 (a)	250,000	245,658
Nissan Motor Acceptance Corp., 144A, 1.90%, 09/14/21 (a)	250,000	244,134
Toyota Motor Credit Corp., FRN, 1.55%, 01/17/19	500,000	501,695

Banks—8.0%
BankUnited, Inc., 4.88%, 11/17/25	250,000	254,737
BB&T Corp., 2.45%, 01/15/20	250,000	252,638
Capital One NA, 2.40%, 09/05/19	250,000	250,686
Citigroup, Inc., 2.90%, 12/08/21	250,000	251,388
Citizens Bank NA, 2.45%, 12/04/19	250,000	251,635
First Tennessee Bank NA, 2.95%, 12/01/19	250,000	252,301
JPMorgan Chase & Co., 2.30%, 08/15/21	250,000	248,125
KeyBank NA, 2.50%, 11/22/21	250,000	249,782
PNC Bank NA, 2.30%, 06/01/20	250,000	251,438
Regions Financial Corp., 3.20%, 02/08/21	350,000	357,472
SunTrust Banks, Inc., 2.90%, 03/03/21	250,000	253,719
The Huntington National Bank, 2.40%, 04/01/20	250,000	251,079
US Bank NA, FRN, 1.65%, 10/28/19	500,000	502,843

Beverages—0.6%
PepsiCo, Inc., FRN, 1.42%, 10/04/19	250,000	250,713

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—60.1%	Principal amount	Value
Biotechnology—0.3%
Celgene Corp., 3.95%, 10/15/20	$135,000	$142,320

Building products—0.6%
Lennox International, Inc., 3.00%, 11/15/23	250,000	249,045

Capital markets—5.0%
CBOE Holdings, Inc., 3.65%, 01/12/27	250,000	251,947
Intercontinental Exchange, Inc., 2.75%, 12/01/20	250,000	254,222
Moody’s Corp., 2.75%, 07/15/19	250,000	253,481
Morgan Stanley, FRN, 1.84%, 02/14/20	250,000	250,468
Nasdaq, Inc., 5.25%, 01/16/18	500,000	510,000
S&P Global, Inc., 2.50%, 08/15/18	250,000	252,245
The Goldman Sachs Group, Inc.,
2.63%, 04/25/21	250,000	250,326
2.88%, 02/25/21	250,000	252,926

Chemicals—0.4%
CF Industries, Inc., 144A, 3.40%, 12/01/21 (a)	195,000	196,026

Communications equipment—0.2%
Juniper Networks, Inc., 3.13%, 02/26/19	100,000	101,978

Computers—0.6%
Dell International LLC/EMC Corp., 144A, 4.42%, 06/15/21 (a)	250,000	262,706

Consumer finance—0.2%
Discover Financial Services, 4.10%, 02/09/27	100,000	100,686

Diversified financial services—1.2%
Oaktree Capital Management LP, 144A, 6.75%, 12/02/19 (a)	500,000	552,665

Diversified telecommunication services—0.6%
AT&T, Inc., 5.88%, 10/01/19	250,000	270,300

Electric—1.2%
Exelon Generation Co. LLC, 5.20%, 10/01/19	250,000	267,159
NextEra Energy Capital Holdings, Inc., 2.70%, 09/15/19	250,000	253,569

Electronic equipment, instruments & components—2.1%
Amphenol Corp., 3.13%, 09/15/21	250,000	255,954
Avnet, Inc., 3.75%, 12/01/21	250,000	254,155
FLIR Systems, Inc., 3.13%, 06/15/21	435,000	439,526

Equity real estate investment trusts (REITs)—1.7%
American Tower Corp., 3.30%, 02/15/21	250,000	255,491
Omega Healthcare Investors, Inc., 4.38%, 08/01/23	250,000	254,688
Ventas Realty LP, 3.13%, 06/15/23	250,000	248,894

Food products—1.1%
Mead Johnson Nutrition Co., 3.00%, 11/15/20	250,000	255,087
The J.M. Smucker Co., 2.50%, 03/15/20	250,000	253,074

Health care equipment & supplies—0.5%
Abbott Laboratories, 2.80%, 09/15/20	100,000	101,201
CareFusion Corp., 6.38%, 08/01/19	103,000	112,344

Insurance—3.4%
Berkshire Hathaway Finance Corp., FRN, 1.30%, 08/15/19	500,000	501,230
Chubb INA Holdings, Inc., 2.30%, 11/03/20	250,000	251,294
Mercury General Corp., 4.40%, 03/15/27	250,000	252,306
Metropolitan Life Global Funding I, 144A, 2.30%, 04/10/19 (a)	250,000	252,232
TIAA Asset Management Finance Co. LLC, 144A, 2.95%, 11/01/19 (a)	250,000	254,172

IT services—2.5%
Broadridge Financial Solutions, Inc., 3.95%, 09/01/20	250,000	262,351
Fidelity National Information Services, Inc., 2.25%, 08/15/21	250,000	246,123
Fiserv, Inc., 4.63%, 10/01/20	100,000	107,224
International Business Machines Corp., FRN, 1.40%, 01/27/20	500,000	501,630

CORPORATE BONDS—60.1%	Principal amount	Value
Leisure products—0.5%
Mattel, Inc., 2.35%, 08/15/21	$250,000	$244,743

Life sciences tools & services—0.6%
Thermo Fisher Scientific, Inc., 3.00%, 04/15/23	250,000	251,153

Machinery-diversified—0.3%
John Deere Capital Corp., FRN, 1.44%, 10/09/19	150,000	150,340

Media—2.1%
Discovery Communications LLC, 5.63%, 08/15/19	123,000	132,475
Scripps Networks Interactive, Inc., 2.80%, 06/15/20	250,000	252,638
The Interpublic Group of Cos., Inc., 4.20%, 04/15/24	291,000	304,493
Time Warner Cable LLC, 5.00%, 02/01/20	250,000	266,910

Multiline retail—0.6%
Dollar General Corp., 3.88%, 04/15/27	250,000	253,321

Multi-utilities—0.5%
Sempra Energy, 1.63%, 10/07/19	250,000	248,034

Oil & gas services—0.6%
Schlumberger Holdings Corp., 144A, 3.00%, 12/21/20 (a)	250,000	256,540

Oil, gas & consumable fuels—3.2%
HollyFrontier Corp., 5.88%, 04/01/26	250,000	266,602
ONEOK Partners LP, 3.80%, 03/15/20	100,000	103,472
Tesoro Corp., 144A, 4.75%, 12/15/23 (a)	250,000	261,875
Valero Energy Partners LP, 4.38%, 12/15/26	250,000	256,934
Williams Partners LP,
4.13%, 11/15/20	250,000	261,878
5.25%, 03/15/20	250,000	269,576

Pharmaceuticals—0.6%
Bayer US Finance LLC, 144A, 3.00%, 10/08/21 (a)	250,000	254,526

Pipelines—0.6%
Enterprise Products Operating LLC, 4.05%, 02/15/22	250,000	264,410

Private equity—0.6%
Apollo Management Holdings LP, 144A, 4.40%, 05/27/26 (a)	250,000	256,888

Professional services—0.6%
Verisk Analytics, Inc., 5.80%, 05/01/21	250,000	277,810

Road & rail—0.3%
Ryder System, Inc., 2.65%, 03/02/20	150,000	151,446

Semiconductors—0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 144A, 3.00%, 01/15/22 (a)	250,000	251,562

Semiconductors & semiconductor equipment—1.1%
KLA-Tencor Corp., 3.38%, 11/01/19	250,000	256,919
NVIDIA Corp., 2.20%, 09/16/21	250,000	246,862

Software—2.8%
Activision Blizzard, Inc., 144A, 2.30%, 09/15/21 (a)	250,000	246,344
CA, Inc., 5.38%, 12/01/19	250,000	269,011
Electronic Arts, Inc., 3.70%, 03/01/21	250,000	260,092
Oracle Corp., FRN, 1.74%, 01/15/19	500,000	504,680

Specialty retail—0.9%
O’Reilly Automotive, Inc., 3.80%, 09/01/22	397,000	412,621

Technology hardware, storage & peripherals—2.8%
Apple, Inc., FRN, 1.17%, 08/02/19	500,000	500,783
EMC Corp., 1.88%, 06/01/18	250,000	249,063
HP, Inc., 4.65%, 12/09/21	250,000	269,772
NetApp, Inc., 3.38%, 06/15/21	250,000	256,481

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE INVESTMENT GRADE BOND FUND (cont’d)
CORPORATE BONDS—60.1%	Principal amount	Value
Trading companies & distributors—0.6%
Air Lease Corp., 2.63%, 09/04/18	$250,000	$251,562
Total domestic corporate bonds (cost $23,877,465)		24,064,126

Foreign—6.7%
Aerospace & defense—0.4%
Rolls-Royce PLC, 144A, 2.38%, 10/14/20 (a)	200,000	199,312

Banks—1.1%
National Australia Bank Ltd., 144A, 2.25%, 07/01/19 (a)	250,000	251,387
Royal Bank Of Canada, 2.10%, 10/14/20	250,000	250,043

Diversified financial services—0.6%
Genpact Luxembourg SARL, 144A, 3.70%, 04/01/22 (a)	250,000	252,172

Food products—0.5%
Danone SA, 144A, 2.59%, 11/02/23 (a)	250,000	242,550

Hotels, restaurants & leisure—0.6%
Carnival Corp., 3.95%, 10/15/20	250,000	264,236

Insurance—0.6%
Trinity Acquisition PLC, 3.50%, 09/15/21	250,000	254,159

Internet software & services—0.6%
Tencent Holdings Ltd., 144A, 2.88%, 02/11/20 (a)	250,000	252,876

Media—0.5%
Sky PLC, 144A, 9.50%, 11/15/18 (a)	205,000	227,581

Pharmaceuticals—0.7%
Mylan NV, 2.50%, 06/07/19	50,000	50,250
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21	250,000	246,344

Semiconductors - 1.1%
NXP BV/NXP Funding LLC, 144A, 3.88%, 09/01/22 (a)	500,000	517,074
Total foreign corporate bonds (cost $3,004,130)		3,007,984

Total corporate bonds (cost $26,881,595)		27,072,110

MORTGAGE AND ASSET-BACKED SECURITIES—25.2%
Asset-backed securities—4.7%
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A-1, 5.35%, 02/07/20	415,000	427,323
Ford Credit Auto Owners Trust, Series 2015-A, Class A-4, 1.64%, 06/15/20	350,000	350,191
Hyundai Auto Receivables Trust, Series 2014-A, Class B, 1.73%, 08/15/19	1,000,000	1,001,537
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A-4, 1.69%, 12/15/20	350,000	350,553

Federal agency mortgage-backed obligations—20.5%
Fannie Mae Pool,
Series 0323, Class AS, 2.50%, 08/01/23	340,734	347,735
Series 0798, Class AK, 3.50%, 01/01/27	326,936	341,916
Series 1558, Class AL, 4.00%, 01/01/27	175,941	186,642
Series 1895, Class MA, 2.50%, 05/01/24	295,565	301,638
Series 1935, Class MA, 3.00%, 06/01/24	285,917	295,187
Series 2020, Class MA, 2.50%, 09/01/24	298,907	305,048
Series 2126, Class MA, 3.50%, 12/01/24	436,267	457,347
Series 2154, Class MA, 3.00%, 01/01/25	346,748	358,045
Series 2185, Class MA, 3.00%, 02/01/25	300,410	310,197
Series 2233, Class MA, 2.50%, 04/01/25	327,623	334,201
Series 2239, Class MA, 3.00%, 04/01/25	647,730	668,832
Series 2570, Class MA, 3.00%, 03/01/26	498,371	514,607

MORTGAGE AND ASSET-BACKED SECURITIES—25.2%	Principal amount	Value
Federal agency mortgage-backed obligations (cont’d)
Fannie Mae Pool, (cont’d)
Series 2612, Class MA, 2.50%, 05/01/26	$455,718	$464,512
Series 6384, Class AE, 4.00%, 01/01/26	229,161	242,275
Series 7446, Class AA, 4.00%, 06/01/24	135,422	142,704
Freddie Mac Gold Pool,
Series 13368, Class G, 6.00%, 11/01/23	271,387	289,172
Series 15449, Class J, 4.00%, 05/01/26	150,484	159,101
Series 18317, Class G, 4.50%, 07/01/24	124,425	132,035
Series 18509, Class G, 3.50%, 04/01/29	404,779	424,560
Series 18513, Class G, 3.50%, 05/01/29	342,073	358,896
Series 18519, Class G, 3.50%, 07/01/29	745,488	782,151
Series 18592, Class G, 3.00%, 03/01/31	503,785	519,293
Series 18597, Class G, 3.50%, 04/01/31	650,177	682,153
Freddie Mac REMIC, Series K-007, Class A-1, 3.34%, 12/25/19	25,782	25,976
Ginnie Mae I Pool, Series 783112, 5.50%, 09/15/22	194,701	204,275
Ginnie Mae II Pool, Series 5107, 4.00%, 07/20/26	375,578	400,313
Total mortgage and asset-backed securities (cost $11,340,445)		11,378,415

FOREIGN GOVERNMENT BONDS—0.3%
Province of Alberta Canada, 144A, 1.75%, 08/26/20 (a)	150,000	148,822
Total foreign government bonds (cost $149,308)		148,822

U.S. TREASURIES—1.7%
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	760,195
Total U.S. Treasuries (cost $759,471)		760,195

U.S. GOVERNMENT AGENCY SECURITIES—2.4%
Fannie Mae, 1.00%, 10/24/19	250,000	247,293
Private Export Funding Corp., 4.30%, 12/15/21	750,000	824,216
Total U.S. Government agency securities (cost $1,083,658)		1,071,509

SUPRANATIONAL BANKS—8.3%
Inter-American Development Bank,
FRN, 1.16%, 01/15/22	1,000,000	997,188
FRN, 1.36%, 07/15/21	250,000	251,235
1.75%, 10/15/19	1,000,000	1,005,129
1.88%, 06/16/20	500,000	503,516
International Bank for Reconstruction & Development, FRN, 1.26%, 10/13/20	1,000,000	1,002,358
Total supranational banks (cost $3,744,161)		3,759,426

MONEY MARKET FUNDS—1.4%	Shares	Value
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	623,080	623,080
Total money market funds (cost $623,080)		623,080

Total investment portfolio (cost $44,581,718)—99.4% ‡		44,813,557

Other assets in excess of liabilities—0.6%		254,612

Total net assets—100.0%		$45,068,169

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE INVESTMENT GRADE BOND FUND (cont’d)

(a) Restricted securities deemed to be liquid for purpose of compliance limitations on holdings of illiquid securities. At April 30, 2017, these securities aggregated $6,128,324 or 13.6% of the net assets of the Fund.

# Annualized seven-day yield as of April 30, 2017.

144A—Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

FRN—Floating rate notes set their interest rates on a semiannual or quarterly basis. Rate shown was as of April 30, 2017.

REMIC—Real estate mortgage investment conduit

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$44,581,718

Gross unrealized appreciation	331,934
Gross unrealized depreciation	(100,095)

Net unrealized appreciation (depreciation)	$231,839

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Credit quality breakdown*
Rating	Percent of net assets
AAA/Aaa	38.2%
AA/Aa	8.1%
A/A	17.1%
BBB/Baa	34.0%
BB/Ba	0.6%
Not rated	0.0%

* The table depicts the long-term credit-quality ratings assigned to the Fund’s portfolio holdings by Standard & Poor’s® (“S&P”), Moody’s Investors Service (“Moody’s”), and Fitch Ratings Inc. (“Fitch”), each of which is a widely used independent nationally recognized statistical rating organization (“NRSRO”). NRSRO ratings are shown because they provide an independent analysis of the credit quality of the Fund’s investments. These credit quality ratings are shown without regard to gradations within a given rating category. For example, securities rated “A-” have been included in the “A” rated category. Securities may be rated by other NRSROs and these ratings may be higher or lower. When ratings from multiple agencies are available, the highest is used, consistent with the Fund’s portfolio investment process. Credit quality ratings are subject to change without notice. For more information on S&P’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research & Ratings on the homepage. For more information on Fitch’s rating methodology, please visit fitchratings.com and select “Ratings Definitions” at the bottom of the homepage. Eagle Asset Management, Inc. (“Manager”) also performs its own fundamental credit analysis of each security. As part of its fundamental credit analysis, the Manager considers various criteria, including industry specific actions, peer comparisons, payment ranking, and structure-specific characteristics. Any securities that are not rated by S&P, Moody’s, or Fitch appear in the table as “Not rated.” However, these securities are analyzed and monitored by the Manager on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated, but are treated by the Fund, and reflected in the table above, as being rated AAA and Aaa for credit quality purposes.

EAGLE MID CAP GROWTH FUND
COMMON STOCKS—98.0%	Shares	Value
Aerospace & defense—0.9%
Hexcel Corp.	311,742	$16,132,648

Airlines—1.9%
Delta Air Lines, Inc.	361,863	16,443,055
Southwest Airlines Co.	293,333	16,491,181

Banks—1.4%
Signature Bank*	173,084	23,963,480

Beverages—2.4%
Constellation Brands, Inc., Class A	120,724	20,829,719
Monster Beverage Corp.*	460,595	20,901,801

Biotechnology—2.0%
BioMarin Pharmaceutical, Inc.*	175,588	16,828,354
Incyte Corp.*	64,119	7,968,709
Seattle Genetics, Inc.*	142,039	9,701,264

Building products—2.7%
A.O. Smith Corp.	299,368	16,129,948
Allegion PLC	165,008	12,976,229
Fortune Brands Home & Security, Inc.	264,253	16,843,486

Capital markets—4.1%
Ameriprise Financial, Inc.	244,741	31,290,137
Moody’s Corp.	146,299	17,310,098
TD Ameritrade Holding Corp.	543,583	20,802,921

Chemicals—2.7%
Huntsman Corp.	570,755	14,137,601
The Scotts Miracle-Gro Co.	164,315	15,872,829
The Sherwin-Williams Co.	46,691	15,626,544

Commercial services & supplies—2.8%
Waste Connections, Inc.	520,236	47,872,117

Communications equipment—1.8%
Juniper Networks, Inc.	714,246	21,477,377
Palo Alto Networks, Inc.*	86,046	9,328,247

Construction materials—1.8%
Martin Marietta Materials, Inc.	137,788	30,339,540

Containers & packaging—1.0%
Ball Corp.	215,436	16,564,874

Distributors—1.1%
Pool Corp.	155,175	18,562,033

Diversified telecommunication services—0.8%
Zayo Group Holdings, Inc.*	382,237	13,405,052

Electrical equipment—1.7%
Acuity Brands, Inc.	74,410	13,103,601
Sensata Technologies Holding N.V.*	374,614	15,426,605

Electronic equipment, instruments & components—3.4%
Amphenol Corp., Class A	225,639	16,315,956
Coherent, Inc.*	131,698	28,394,089
IPG Photonics Corp.*	108,071	13,651,529

Equity real estate investment trusts (REITs)—3.5%
Brixmor Property Group, Inc.	670,356	13,239,531
Crown Castle International Corp.	186,171	17,611,777
SBA Communications Corp.*	221,878	28,065,348

Health care equipment & supplies—8.9%
ABIOMED, Inc.*	112,164	14,617,212
Align Technology, Inc.*	211,626	28,489,092
Edwards Lifesciences Corp.*	255,180	27,985,591

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE MID CAP GROWTH FUND (cont’d)
COMMON STOCKS—98.0%	Shares	Value
Health care equipment & supplies (cont’d)
IDEXX Laboratories, Inc.*	187,374	$31,428,241
Intuitive Surgical, Inc.*	34,430	28,779,004
The Cooper Companies, Inc.	103,687	20,771,617

Health care providers & services—1.7%
Cigna Corp.	103,416	16,171,160
Laboratory Corp. of America Holdings*	89,090	12,485,963

Hotels restaurants & leisure—8.6%
Dominos Pizza, Inc.	104,732	18,997,337
ILG, Inc.	785,283	18,933,173
International Game Technology PLC	486,371	10,797,436
Marriott International, Inc., Class A	163,479	15,435,687
MGM Resorts International	828,055	25,429,569
Royal Caribbean Cruises Ltd.	375,140	39,989,924
Vail Resorts, Inc.	84,587	16,719,467

Household durables—2.0%
Lennar Corp., Class A	667,848	33,726,324

Household products—1.6%
Church & Dwight Co., Inc.	545,956	27,041,201

Internet & direct marketing retail—1.9%
Liberty Interactive Corp. QVC Group, Class A*	1,568,237	33,215,260

Internet software & services—0.8%
CoStar Group, Inc.*	58,245	14,030,638

IT services—0.5%
FleetCor Technologies, Inc.*	59,996	8,467,835

Leisure products—1.3%
Brunswick Corp.	375,277	21,296,970

Life sciences tools & services—2.0%
Charles River Laboratories International, Inc.*	188,313	16,891,676
Illumina, Inc.*	93,593	17,301,602

Machinery—1.8%
The Middleby Corp.*	104,723	14,255,942
WABCO Holdings, Inc.*	135,669	16,126,974

Media—2.9%
Lions Gate Entertainment Corp., Class A	300,423	7,862,070
Lions Gate Entertainment Corp., Class B*	300,423	7,165,088
Sirius XM Holdings, Inc.	7,119,229	35,240,184

Metals & mining—0.7%
Freeport-McMoRan, Inc.*	902,175	11,502,731

Multiline retail—1.2%
Dollar Tree, Inc.*	243,097	20,121,139

Oil, gas & consumable fuels—2.6%
Diamondback Energy, Inc.*	237,640	23,725,977
RSP Permian, Inc.*	536,477	20,412,950

Pharmaceuticals—1.3%
Zoetis, Inc.	401,855	22,548,084

Professional services—1.3%
IHS Markit Ltd.*	499,868	21,694,271

Road & rail—0.7%
Old Dominion Freight Line, Inc.	139,979	12,390,941

Semiconductors & semiconductor equipment—5.2%
Microchip Technology, Inc.	293,047	22,148,492
Micron Technology, Inc.*	805,022	22,274,959

COMMON STOCKS—98.0%	Shares	Value
Semiconductors & semiconductor equipment (cont’d)
NVIDIA Corp.	320,946	$33,474,668
Xilinx, Inc.	172,080	10,859,969

Software—9.3%
ANSYS, Inc.*	146,020	16,085,563
Autodesk, Inc.*	230,722	20,781,130
Electronic Arts, Inc.*	377,517	35,796,162
PTC, Inc.*	234,578	12,678,941
ServiceNow, Inc.*	130,893	12,366,771
Splunk, Inc.*	285,520	18,361,791
Synopsys, Inc.*	226,447	16,689,144
The Ultimate Software Group, Inc.*	67,580	13,696,439
Tyler Technologies, Inc.*	75,139	12,291,989

Specialty retail—3.8%
Burlington Stores, Inc.*	338,320	33,466,614
O’Reilly Automotive, Inc.*	60,492	15,011,090
Ulta Beauty, Inc.*	60,222	16,948,880

Technology hardware, storage & peripherals—0.9%
Seagate Technology PLC	383,444	16,154,496

Trading companies & distributors—1.0%
United Rentals, Inc.*	151,635	16,628,294
Total common stocks (cost $1,229,185,830)		1,671,371,402

MONEY MARKET FUNDS—1.1%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	19,108,640	19,108,640
Total money market funds (cost $19,108,640)		19,108,640

Total investment portfolio (cost $1,248,294,470)—99.1% ‡		1,690,480,042

Other assets in excess of liabilities—0.9%		15,696,417

Total net assets—100.0%		$1,706,176,459

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$1,248,294,470

Gross unrealized appreciation	457,680,702
Gross unrealized depreciation	(15,495,130)

Net unrealized appreciation (depreciation)	$442,185,572

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Consumer discretionary	22.8%
Information technology	22.0%
Health care	15.9%

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE MID CAP GROWTH FUND (cont’d)

Sector allocation (cont’d)
Sector	Percent of net assets
Industrials	14.8%
Materials	6.1%
Financials	5.5%
Consumer staples	4.0%
Real estate	3.5%
Energy	2.6%
Money market funds	1.1%
Telecommunication services	0.8%

EAGLE MID CAP STOCK FUND
COMMON STOCKS—97.8%	Shares	Value
Aerospace & defense—1.6%
Rockwell Collins, Inc.	26,336	$2,741,314
TransDigm Group, Inc.	6,237	1,538,855

Auto components—1.2%
Delphi Automotive PLC	39,945	3,211,578

Banks—5.9%
Chemical Financial Corp.	44,014	2,088,464
First Hawaiian, Inc.	61,748	1,838,238
First Republic Bank	38,435	3,553,700
Signature Bank*	32,352	4,479,134
Zions Bancorporation	87,821	3,515,475

Beverages—1.8%
Constellation Brands, Inc., Class A	27,840	4,803,514

Capital markets—2.0%
Lazard Ltd., Class A	59,981	2,575,584
NASDAQ, Inc.	36,347	2,503,218

Commercial services & supplies—1.4%
Waste Connections, Inc.	39,485	3,633,410

Communications equipment—0.8%
F5 Networks, Inc.*	15,925	2,056,395

Construction & engineering—0.9%
Quanta Services, Inc.*	68,946	2,443,446

Consumer finance—1.7%
Discover Financial Services	69,520	4,351,257

Containers & packaging—3.3%
Berry Global Group, Inc.*	70,807	3,540,350
Crown Holdings, Inc.*	92,358	5,180,360

Distributors—1.5%
LKQ Corp.*	121,586	3,798,347

Diversified consumer services—1.3%
Bright Horizons Family Solutions, Inc.*	45,412	3,456,761

Electrical equipment—2.3%
AMETEK, Inc.	106,479	6,090,599

Electronic equipment, instruments & components—4.3%
Amphenol Corp., Class A	54,010	3,905,463
Cognex Corp.	43,536	3,715,363
FLIR Systems, Inc.	96,203	3,533,536

COMMON STOCKS—97.8%	Shares	Value
Energy equipment & services—1.0%
Core Laboratories N.V.	24,651	$2,731,824

Equity real estate investment trusts (REITs)—4.9%
Boston Properties, Inc.	22,832	2,890,531
Duke Realty Corp.	71,192	1,974,154
Equinix, Inc.	5,297	2,212,557
Essex Property Trust, Inc.	10,395	2,541,266
Extra Space Storage, Inc.	22,351	1,688,171
Hudson Pacific Properties, Inc.	38,482	1,322,241

Health care equipment & supplies—5.6%
DENTSPLY SIRONA, Inc.	71,649	4,531,083
STERIS PLC	49,738	3,670,664
Teleflex, Inc.	16,058	3,322,240
The Cooper Companies, Inc.	15,180	3,041,009

Health care providers & services—5.6%
Centene Corp.*	34,393	2,558,839
Henry Schein, Inc.*	15,405	2,677,389
Laboratory Corp. of America Holdings*	38,395	5,381,060
MEDNAX, Inc.*	31,720	1,914,619
Universal Health Services, Inc., Class B	17,524	2,116,198

Health care technology—1.2%
Medidata Solutions, Inc.*	47,507	3,108,383

Hotels, restaurants & leisure—2.7%
Panera Bread Co., Class A*	12,826	4,010,434
Wyndham Worldwide Corp.	30,378	2,895,327

Household durables—1.9%
Mohawk Industries, Inc.*	21,007	4,932,234

Household products—2.7%
Church & Dwight Co., Inc.	73,078	3,619,553
Spectrum Brands Holdings, Inc.	24,348	3,499,538

Industrial conglomerates—1.8%
Roper Technologies, Inc.	21,093	4,613,039

Insurance—6.3%
Arch Capital Group Ltd.*	59,208	5,741,400
Arthur J Gallagher & Co.	111,770	6,237,884
Reinsurance Group of America, Inc.	35,638	4,456,175

IT services—3.8%
Amdocs Ltd.	37,343	2,286,885
Fiserv, Inc.*	49,859	5,940,201
Gartner, Inc.*	15,483	1,766,456

Life sciences tools & services—1.5%
Agilent Technologies, Inc.	71,021	3,909,706

Machinery—3.5%
Snap-on, Inc.	29,641	4,965,757
The Middleby Corp.*	29,917	4,072,601

Media—1.0%
Omnicom Group, Inc.	31,530	2,589,244

Metals & mining—1.1%
Reliance Steel & Aluminum Co.	35,494	2,797,637

Multiline retail—0.9%
Dollar Tree, Inc.*	27,792	2,300,344

Oil, gas & consumable fuels—4.2%
Cimarex Energy Co.	25,503	2,975,690
Concho Resources, Inc.*	24,114	3,054,279

The accompanying notes are an integral part of the financial statements.	11

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE MID CAP STOCK FUND (cont’d)
COMMON STOCKS—97.8%	Shares	Value
Oil, gas & consumable fuels (cont’d)
Noble Energy, Inc.	76,049	$2,458,664
Range Resources Corp.	91,185	2,415,491

Pharmaceuticals—2.0%
Catalent, Inc.*	64,088	1,876,496
Zoetis, Inc.	57,944	3,251,238

Professional services—0.9%
Verisk Analytics, Inc.*	29,468	2,440,245

Road & rail—2.0%
Genesee & Wyoming, Inc., Class A*	37,267	2,525,212
J.B. Hunt Transport Services, Inc.	29,531	2,647,749

Semiconductors & semiconductor equipment—3.4%
Analog Devices, Inc.	25,691	1,957,654
Microchip Technology, Inc.	63,220	4,778,168
Skyworks Solutions, Inc.	21,911	2,185,403

Software—6.1%
ANSYS, Inc.*	23,276	2,564,084
Manhattan Associates, Inc.*	43,567	2,034,143
Nice Ltd., Sponsored ADR	79,735	5,378,126
The Ultimate Software Group, Inc.*	28,598	5,795,957

Specialty retail—2.1%
Tractor Supply Co.	32,955	2,040,244
Ulta Beauty, Inc.*	11,761	3,310,016

Textiles, apparel & luxury goods—0.8%
PVH Corp.	20,325	2,053,435

Trading companies & distributors—0.8%
Fastenal Co.	47,041	2,101,792
Total common stocks (cost $191,037,882)		254,715,090

MONEY MARKET FUNDS—1.5%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	3,775,354	3,775,354
Total money market funds (cost $3,775,354)		3,775,354

Total investment portfolio (cost $194,813,236)—99.3% ‡		258,490,444

Other assets in excess of liabilities—0.7%		1,745,178

Total net assets—100.0%		$260,235,622

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

ADR—American depository receipt

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$194,813,236

Gross unrealized appreciation	65,927,826
Gross unrealized depreciation	(2,250,618)

Net unrealized appreciation (depreciation)	$63,677,208

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	18.4%
Health care	15.9%
Financials	15.9%
Industrials	15.3%
Consumer discretionary	13.3%
Energy	5.2%
Real estate	4.8%
Consumer staples	4.6%
Materials	4.4%
Money market funds	1.5%

EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS—97.8%	Shares	Value
Aerospace & defense—1.1%
Hexcel Corp.	1,056,896	$54,694,368

Air freight & logistics—0.1%
Echo Global Logistics, Inc.*	239,149	4,484,044

Airlines—1.3%
JetBlue Airways Corp.*	2,923,270	63,814,984

Auto components—0.6%
Visteon Corp.*	298,737	30,754,974

Banks—3.4%
Bank of the Ozarks, Inc.	1,150,413	54,610,105
Synovus Financial Corp.	1,691,303	70,696,465
UMB Financial Corp.	504,795	36,592,590

Biotechnology—7.1%
Acceleron Pharma, Inc.*	883,316	29,167,094
Aimmune Therapeutics, Inc.*	1,467,197	28,522,310
Akebia Therapeutics, Inc.*	2,060,804	27,161,397
Alder Biopharmaceuticals, Inc.*	817,168	16,384,218
Atara Biotherapeutics, Inc.*	1,127,555	19,281,191
Exact Sciences Corp.*	1,261,516	37,858,095
Lexicon Pharmaceuticals, Inc.*	2,128,692	33,228,882
Ligand Pharmaceuticals, Inc.*	202,601	22,523,153
Progenics Pharmaceuticals, Inc.*	2,581,509	20,445,551
Sage Therapeutics, Inc.*	451,097	32,027,887
Sarepta Therapeutics, Inc.*	431,263	15,637,596
TESARO, Inc.*	264,385	39,020,582
Ultragenyx Pharmaceutical, Inc.*	308,776	19,882,087

Building products—1.6%
Builders FirstSource, Inc.*	2,009,270	32,168,413
Trex Co., Inc.*	625,000	45,743,750

Capital markets—1.7%
Stifel Financial Corp.*	1,694,347	82,802,738

Chemicals—3.7%
Huntsman Corp.	2,183,453	54,084,131
Quaker Chemical Corp.	650,346	94,040,031
Sensient Technologies Corp.	367,776	30,084,077

12	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.8%	Shares	Value
Commercial services & supplies—3.4%
Ritchie Bros Auctioneers, Inc.	747,131	$24,476,011
Waste Connections, Inc.	1,475,595	135,784,252

Communications equipment—0.6%
Infinera Corp.*	2,644,840	26,236,813

Construction materials—1.4%
Martin Marietta Materials, Inc.	312,961	68,910,883

Distributors—1.4%
Pool Corp.	564,319	67,503,839

Diversified consumer services—0.8%
Bright Horizons Family Solutions, Inc.*	519,040	39,509,325

Electrical equipment—1.4%
Acuity Brands, Inc.	227,359	40,037,920
Thermon Group Holdings, Inc.*	1,391,128	28,518,124

Electronic equipment, instruments & components—7.7%
Cognex Corp.	1,007,447	85,975,527
Coherent, Inc.*	907,383	195,631,775
IPG Photonics Corp.*	481,923	60,876,513
Littelfuse, Inc.	165,657	25,536,027

Energy equipment & services—0.2%
Geospace Technologies Corp.*	597,872	9,888,803

Equity real estate investment trusts (REITs)—2.4%
CubeSmart	1,067,777	27,057,469
Seritage Growth Properties, Class A	538,456	22,345,924
The GEO Group, Inc.	1,924,871	64,136,685

Food & staples retailing—1.0%
Casey’s General Stores, Inc.	357,269	40,039,137
Sprouts Farmers Market, Inc.*	259,530	5,790,114

Food products—1.7%
Pinnacle Foods, Inc.	657,917	38,257,873
Snyder’s-Lance, Inc.	1,220,545	43,036,417

Health care equipment & supplies—4.5%
Integra LifeSciences Holdings Corp.*	607,047	27,905,951
NuVasive, Inc.*	932,405	67,608,686
NxStage Medical, Inc.*	1,238,491	37,018,496
Penumbra, Inc.*	284,036	24,270,876
West Pharmaceutical Services, Inc.	645,527	59,407,850

Health care providers & services—1.3%
HealthSouth Corp.	650,254	30,496,913
Teladoc, Inc.*	1,170,003	29,016,074

Health care technology—2.4%
Cotiviti Holdings, Inc.*	1,115,444	46,614,405
HMS Holdings Corp.*	2,047,943	41,921,393
Omnicell, Inc.*	645,110	26,707,554

Hotels, restaurants & leisure—4.1%
Buffalo Wild Wings, Inc.*	126,349	19,906,285
Chuy’s Holdings, Inc.*	930,233	27,720,944
Dominos Pizza, Inc.	126,067	22,867,293
Intrawest Resorts Holdings, Inc.*	1,122,061	26,458,198
Penn National Gaming, Inc.*	3,034,652	56,080,369
Planet Fitness, Inc., Class A	2,140,826	44,529,181

Household durables—2.2%
Universal Electronics, Inc.*	1,502,697	104,136,902

COMMON STOCKS—97.8%	Shares	Value
Insurance—1.6%
Enstar Group Ltd.*	203,409	$39,624,073
ProAssurance Corp.	553,653	34,271,121

Internet & direct marketing retail—2.9%
HSN, Inc.	972,265	35,876,578
Nutrisystem, Inc.	1,875,470	100,243,872

Internet software & services—2.0%
Cornerstone OnDemand, Inc.*	855,924	33,620,695
Twilio, Inc., Class A*	764,961	25,281,961
WebMD Health Corp.*	695,191	37,700,208

IT services—0.4%
Everi Holdings, Inc.*	2,814,421	17,871,573

Life sciences tools & services—1.4%
Patheon N.V.*	741,258	19,947,253
PRA Health Sciences, Inc.*	732,105	46,825,436

Machinery—3.3%
Chart Industries, Inc.*	99,900	3,647,349
Graco, Inc.	315,783	34,057,197
John Bean Technologies Corp.	364,639	32,325,247
REV Group, Inc.	275,190	7,760,358
WABCO Holdings, Inc.*	452,720	53,814,826
Woodward, Inc.	417,322	28,240,180

Multiline retail—0.8%
Ollie’s Bargain Outlet Holdings, Inc.*	984,065	37,689,689

Oil, gas & consumable fuels—1.9%
Diamondback Energy, Inc.*	330,900	33,037,056
RSP Permian, Inc.*	1,553,763	59,120,682

Pharmaceuticals—2.2%
Dermira, Inc.*	854,147	29,092,247
Prestige Brands Holdings, Inc.*	863,476	49,572,157
The Medicines Co.*	517,389	25,517,625

Professional services—0.5%
The Advisory Board Co.*	456,040	23,303,644

Road & rail—1.0%
Landstar System, Inc.	570,617	48,759,223

Semiconductors & semiconductor equipment—4.8%
Advanced Micro Devices, Inc.*	3,502,407	46,582,013
Ambarella, Inc.*	572,667	32,195,339
Cavium, Inc.*	966,414	66,537,604
Teradyne, Inc.	886,438	31,264,668
Veeco Instruments, Inc.*	1,594,162	52,607,346

Software—11.7%
ANSYS, Inc.*	359,070	39,555,151
Aspen Technology, Inc.*	703,661	43,268,115
Ellie Mae, Inc.*	355,896	36,215,977
Guidewire Software, Inc.*	535,436	32,923,960
Imperva, Inc.*	685,151	30,454,962
Manhattan Associates, Inc.*	611,746	28,562,421
Proofpoint, Inc.*	832,558	62,749,897
PTC, Inc.*	1,511,888	81,717,546
RealPage, Inc.*	1,102,340	40,841,697
Tableau Software, Inc., Class A*	457,789	24,574,114
Take-Two Interactive Software, Inc.*	517,164	32,503,757
The Ultimate Software Group, Inc.*	391,923	79,431,034
Tyler Technologies, Inc.*	176,531	28,878,706

The accompanying notes are an integral part of the financial statements.	13

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE SMALL CAP GROWTH FUND (cont’d)
COMMON STOCKS—97.8%	Shares	Value
Specialty retail—4.0%
Burlington Stores, Inc.*	489,408	$48,412,239
Camping World Holdings, Inc., Class A	309,136	9,558,485
Genesco, Inc.*	1,318,537	70,278,022
MarineMax, Inc.*	1,696,257	34,518,830
Vitamin Shoppe, Inc.*	1,424,593	27,494,645

Technology hardware, storage & peripherals—0.5%
Electronics For Imaging, Inc.*	500,350	22,906,023

Textiles, apparel & luxury goods—0.9%
Steven Madden Ltd.*	1,066,198	40,568,834

Trading companies & distributors—0.8%
Air Lease Corp.	680,920	25,970,289
H&E Equipment Services, Inc.	605,641	12,791,138
Total common stocks (cost $3,107,092,613)		4,678,490,576

CONTINGENT VALUE RIGHTS—0.0%
Biotechnology—0.0%
Dyax Corp.*(a)	303,243	242,594
Total contingent value rights (cost $142,782)		242,594

MONEY MARKET FUNDS—2.3%
Fidelity Institutional Money Market Funds—Government Portfolio—Institutional Shares, 0.61% #	112,152,145	112,152,145
Total money market funds (cost $112,152,145)		112,152,145

Total investment portfolio (cost $3,219,387,540)—100.1% ‡		4,790,885,315

Liabilities in excess of other assets—(0.1)%		(6,628,543)

Total net assets—100.0%		$4,784,256,772

(a) Security is fair valued as determined in good faith in accordance with the Pricing and Valuation Procedures approved by the Board of Trustees. The security is also illiquid and may not be sold by the Fund. As of April 30, 2017, the total market value of fair valued and illiquid securities held by the Fund is $242,594, representing less than 0.01% of the Fund’s net assets.

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$3,219,387,540

Gross unrealized appreciation	1,668,579,937
Gross unrealized depreciation	(97,082,162)

Net unrealized appreciation (depreciation)	$1,571,497,775

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Information technology	27.6%
Health care	18.9%
Consumer discretionary	17.6%
Industrials	14.6%
Financials	6.7%
Materials	5.2%
Consumer staples	2.7%
Real estate	2.4%
Money market funds	2.3%
Energy	2.1%

EAGLE SMALLER COMPANY FUND
COMMON STOCKS—94.3%	Shares	Value
Aerospace & defense—2.3%
HEICO Corp.	10,975	$779,993
Rockwell Collins, Inc.	2,655	276,405

Auto components—1.3%
Dorman Products, Inc.*	3,630	301,834
Gentherm, Inc.*	7,927	294,488

Banks—9.0%
Central Pacific Financial Corp.	18,736	586,062
Chemical Financial Corp.	9,578	454,476
Columbia Banking System, Inc.	7,021	277,400
Eagle Bancorp, Inc.*	8,616	516,098
PacWest Bancorp	7,621	376,401
Signature Bank*	2,729	377,830
South State Corp.	6,917	609,734
Texas Capital Bancshares, Inc.*	5,301	403,406
Western Alliance Bancorp*	10,792	516,937

Building products—1.1%
A.O. Smith Corp.	9,537	513,854

Capital markets—1.2%
Evercore Partners, Inc., Class A	7,434	548,257

Chemicals—2.9%
Balchem Corp.	8,017	650,660
Ingevity Corp.*	5,278	333,728
Innospec, Inc.	5,227	344,982

Commercial services & supplies—1.8%
Healthcare Services Group, Inc.	9,976	457,998
Ritchie Bros Auctioneers, Inc.	11,851	388,239

Construction & engineering—0.7%
Primoris Services Corp.	14,640	336,281

Consumer finance—0.8%
PRA Group, Inc.*	11,445	368,529

Containers & packaging—4.1%
AptarGroup, Inc.	6,379	512,234
Berry Global Group, Inc.*	10,549	527,450
Crown Holdings, Inc.*	4,958	278,094
Graphic Packaging Holding Co.	42,981	583,682

14	The accompanying notes are an integral part of the financial statements.

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE SMALLER COMPANY FUND (cont’d)
COMMON STOCKS—94.3%	Shares	Value
Diversified consumer services—1.3%
Bright Horizons Family Solutions, Inc.*	7,589	$577,675

Diversified telecommunication services—0.6%
Iridium Communications, Inc.*	27,745	294,097

Electronic equipment, instruments & components—4.3%
Cognex Corp.	8,679	740,666
Dolby Laboratories, Inc., Class A	5,239	276,253
FLIR Systems, Inc.	19,102	701,616
Littelfuse, Inc.	1,613	248,644

Energy equipment & services—1.9%
Core Laboratories N.V.	3,672	406,931
Forum Energy Technologies, Inc.*	16,860	284,934
Weatherford International PLC*	31,257	180,353

Equity real estate investment trusts (REITs)—3.7%
CoreSite Realty Corp.	5,962	583,382
Corporate Office Properties Trust	9,487	310,604
Hudson Pacific Properties, Inc.	14,491	497,911
Terreno Realty Corp.	9,824	303,365

Food & staples retailing—1.1%
Casey’s General Stores, Inc.	4,534	508,125

Health care equipment & supplies—7.6%
Globus Medical, Inc., Class A*	13,712	415,885
ICU Medical, Inc.*	3,830	589,054
Integra LifeSciences Holdings Corp.*	11,319	520,334
NuVasive, Inc.*	6,657	482,699
STERIS PLC	7,861	580,142
Teleflex, Inc.	2,277	471,089
West Pharmaceutical Services, Inc.	4,534	417,264

Health care providers & services—0.8%
MEDNAX, Inc.*	6,154	371,455

Health care technology—2.3%
Medidata Solutions, Inc.*	9,108	595,937
Omnicell, Inc.*	10,588	438,343

Hotels, restaurants & leisure—2.1%
Panera Bread Co., Class A*	1,364	426,495
Texas Roadhouse, Inc.	11,258	527,775

Household durables—0.8%
Helen of Troy Ltd.*	4,083	383,802

Household products—1.0%
Spectrum Brands Holdings, Inc.	3,089	443,982

Insurance—4.7%
AMERISAFE, Inc.	9,814	564,796
Arthur J Gallagher & Co.	8,255	460,712
James River Group Holdings Ltd.	13,890	605,048
Reinsurance Group of America, Inc.	4,206	525,918

IT services—1.6%
Gartner, Inc.*	3,308	377,410
Jack Henry & Associates, Inc.	3,732	361,705

Life sciences tools & services—3.2%
Bio-Rad Laboratories, Inc., Class A*	2,682	585,373
Bio-Techne Corp.	3,278	351,008
ICON PLC*	3,114	263,102
VWR Corp.*	9,387	265,277

Machinery—4.8%
Graco, Inc.	4,783	515,847
IDEX Corp.	4,419	462,934

COMMON STOCKS—94.3%	Shares	Value
Machinery (cont’d)
Lincoln Electric Holdings, Inc.	3,345	$297,805
The Middleby Corp.*	3,391	461,617
The Toro Co.	7,542	489,627

Media—0.9%
IMAX Corp.*	13,784	420,412

Metals & mining—0.6%
Reliance Steel & Aluminum Co.	3,757	296,127

Multiline retail—1.4%
Ollie’s Bargain Outlet Holdings, Inc.*	16,305	624,481

Multi-utilities—1.2%
Black Hills Corp.	7,825	532,256

Oil, gas & consumable fuels—2.4%
Carrizo Oil & Gas, Inc.*	16,629	418,219
Diamondback Energy, Inc.*	4,150	414,336
Gulfport Energy Corp.*	18,271	290,144

Pharmaceuticals—2.1%
Catalent, Inc.*	20,022	586,244
Prestige Brands Holdings, Inc.*	6,626	380,399

Professional services—1.0%
WageWorks, Inc.*	6,239	460,438

Road & rail—1.9%
Genesee & Wyoming, Inc., Class A*	7,258	491,802
Landstar System, Inc.	4,537	387,687

Semiconductors & semiconductor equipment—3.0%
Monolithic Power Systems, Inc.	5,321	486,871
Power Integrations, Inc.	7,868	518,895
Semtech Corp.*	10,891	371,928

Software—7.1%
Ellie Mae, Inc.*	5,219	531,085
Manhattan Associates, Inc.*	6,110	285,276
Nice Ltd., Sponsored ADR	14,901	1,005,073
Qualys, Inc.*	16,347	627,725
The Ultimate Software Group, Inc.*	4,057	822,232

Specialty retail—2.2%
Burlington Stores, Inc.*	6,573	650,201
Monro Muffler Brake, Inc.	7,310	379,024

Textiles, apparel & luxury goods—0.8%
Steven Madden Ltd.*	9,385	357,099

Thrifts & mortgage finance—1.0%
LendingTree, Inc.*	3,206	451,725

Trading companies & distributors—1.7%
MSC Industrial Direct Co., Inc., Class A	3,708	331,977
Watsco, Inc.	3,110	431,668
Total common stocks (cost $30,378,429)		43,335,367

MONEY MARKET FUNDS—6.1%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	2,816,872	2,816,872
Total money market funds (cost $2,816,872)		2,816,872

Total investment portfolio (cost $33,195,301)—100.4% ‡		46,152,239

Liabilities in excess of other assets—(0.4)%		(178,869)

Total net assets—100.0%		$45,973,370

The accompanying notes are an integral part of the financial statements.	15

Investment Portfolios

(UNAUDITED)	04.30.2017

EAGLE SMALLER COMPANY FUND (cont’d)

* Non-income producing security

# Annualized seven-day yield as of April 30, 2017.

ADR—American depository receipt

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$33,195,301

Gross unrealized appreciation	13,371,480
Gross unrealized depreciation	(414,542)

Net unrealized appreciation (depreciation)	$12,956,938

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Sector allocation
Sector	Percent of net assets
Financials	16.6%
Information technology	16.0%
Health care	15.9%
Industrials	15.4%
Consumer discretionary	10.8%
Materials	7.7%
Money market funds	6.1%
Energy	4.3%
Real estate	3.7%
Consumer staples	2.1%
Utilities	1.2%
Telecommunication services	0.6%

EAGLE TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS—98.8%	Shares	Value
Equity—56.9%
iShares Core S&P 500 ETF	13,284	$3,182,315
iShares Currency Hedged MSCI Eurozone ETF	25,262	741,945

EXCHANGE TRADED FUNDS—98.8%	Shares	Value
Equity (cont’d)
SPDR S&P500 ETF Trust	14,583	$3,471,921
SPDR S&P MidCap 400 ETF Trust	2,290	721,007

Fixed Income—41.9%
iShares Core U.S. Aggregate Bond ETF	31,206	3,409,255
iShares MBS ETF	23,900	2,557,061
Total exchange traded funds (cost $13,759,663)		14,083,504

MONEY MARKET FUNDS—1.1%
Fidelity Institutional Money Market Funds—Government Portfolio, Institutional Shares, 0.61% #	155,672	155,672
Total money market funds (cost $155,672)		155,672

Total investment portfolio (cost $13,915,335)—99.9% ‡		14,239,176

Other assets in excess of liabilities—0.1%		14,205

Total net assets—100.0%		$14,253,381

# Annualized seven-day yield as of April 30, 2017.

ETF—Exchange Traded Fund

‡ The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows*:

Cost of investments	$13,915,335

Gross unrealized appreciation	323,841
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	$323,841

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the October 31, 2016 Annual Report.

Asset allocation
Asset class	Percent of net assets
Equity	56.9%
Fixed income	41.9%
Money market funds	1.1%

16	The accompanying notes are an integral part of the financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2017

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Assets
Investments, at value (a)	$369,733,821	$609,679,594	$14,949,390	$44,813,557
Foreign currency, at value (b)	—	—	93	—
Receivable for investments sold	—	72,564	—	741,178
Receivable for fund shares sold	371,033	1,973,025	15,428	69,575
Receivable for dividends and interest, net	172,006	869,413	98,871	272,578
Receivable due from advisor, net	—	—	24,909	23,693
Prepaid expenses	11,124	541	26,690	25,049
Total assets	370,287,984	612,595,137	15,115,381	45,945,630

Liabilities
Payable for investments purchased	—	—	—	720,132
Payable for fund shares redeemed	272,960	609,614	6,456	89,656
Accrued custody fees	1,513	1,948	5,952	792
Accrued investment advisory fees, net	177,721	231,879	—	—
Accrued administrative fees	38,328	63,692	1,582	5,111
Accrued distribution fees	82,588	182,461	4,785	17,906
Accrued transfer agent and shareholder servicing fees	31,449	50,553	4,703	6,968
Accrued internal audit fees	956	956	956	956
Accrued trustees and officers compensation	19,097	19,097	19,097	19,097
Other accrued expenses	21,866	43,009	15,966	16,843
Total liabilities	646,478	1,203,209	59,497	877,461
Net assets	369,641,506	611,391,928	15,055,884	45,068,169

Net assets consists of
Paid-in capital	232,746,142	434,426,080	14,992,019	44,913,428
Undistributed net investment income (loss)	228,806	639,492	45,419	(55,531)
Accumulated net realized gain (loss)	11,608,988	7,348,360	(1,576,008)	(21,567)
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies	125,057,570	168,977,996	1,594,454	231,839
Net assets	369,641,506	611,391,928	15,055,884	45,068,169

Net assets, at market value
Class A	151,009,210	155,416,152	3,769,403	15,615,937
Class C	64,496,136	182,040,476	4,619,134	17,508,557
Class I	111,678,723	232,371,605	5,929,718	10,950,442
Class R-3	926,637	2,764,764	723,873	269,857
Class R-5	8,279,401	382,557	3,229	24,046
Class R-6	33,251,399	38,416,374	10,527	699,330

Net asset value (“NAV”), offering and redemption price per share (c)
Class A	$37.75	$19.28	$16.44	$14.83
Maximum offering price (d)	39.63	20.24	17.26	15.41
Class C	28.31	18.49	16.16	14.80
Class I	39.43	19.24	16.41	14.86
Class R-3	36.46	19.20	16.31	14.82
Class R-5	39.28	19.27	16.40	14.85
Class R-6	39.15	19.20	16.44	14.90

Shares of beneficial interest outstanding
Class A	4,000,015	8,059,065	229,221	1,052,799
Class C	2,277,936	9,842,994	285,853	1,182,968
Class I	2,832,308	12,076,471	361,379	736,726
Class R-3	25,412	144,005	44,395	18,203
Class R-5	210,756	19,857	197	1,619
Class R-6	849,407	2,000,709	640	46,928

(a) Identified cost	$244,676,251	$440,696,926	$13,353,823	$44,581,718

(b) Cost	—	—	94	—

(c) NAV amounts may not recalculate due to rounding of net assets and / or shares outstanding.

(d) For all funds except Eagle Investment Grade Bond Fund, the maximum offering price is computed as 100/95.25 of NAV. The maximum offering price for the Eagle Investment Grade Bond Fund is computed as 100/96.25 of NAV.

18	The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities

(UNAUDITED)	04.30.2017

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund	Eagle Tactical Allocation Fund

$1,690,480,042	$258,490,444	$4,790,885,315	$46,152,239	$14,239,176
—	—	—	—	—
30,960,659	2,197,224	—	14,028	—
16,200,269	128,537	8,518,362	38,588	17,859
277,047	41,860	473,542	8,923	198
—	—	—	801	20,518
7,850	8,964	35,284	284	23,272
1,737,925,867	260,867,029	4,799,912,503	46,214,863	14,301,023

27,091,210	—	8,350,929	106,320	—
3,376,220	308,962	3,830,421	62,139	5,625
5,570	1,577	22,607	1,040	1,215
735,181	118,846	1,978,758	—	—
155,644	29,664	430,674	5,146	1,359
186,590	95,284	366,335	18,039	1,714
114,081	27,014	474,149	7,680	2,540
956	956	956	956	956
19,097	19,097	19,097	19,097	18,320
64,859	30,007	181,805	21,076	15,913
31,749,408	631,407	15,655,731	241,493	47,642
1,706,176,459	260,235,622	4,784,256,772	45,973,370	14,253,381

1,238,528,444	190,451,061	3,087,668,056	31,486,261	13,887,902
(3,163,904)	(2,264,157)	(13,653,031)	(347,725)	16,705
28,626,347	8,371,510	138,743,972	1,877,896	24,933

442,185,572	63,677,208	1,571,497,775	12,956,938	323,841
1,706,176,459	260,235,622	4,784,256,772	45,973,370	14,253,381

370,346,691	114,925,500	888,389,052	16,358,197	1,515,718
127,299,320	86,646,410	181,171,442	17,837,807	1,577,496
517,851,303	56,113,317	1,422,765,131	8,399,718	11,087,144
26,444,430	1,586,955	99,776,846	488,261	10,523
182,435,417	256,936	441,203,952	46,049	51,892
481,799,298	706,504	1,750,950,349	2,843,338	10,608

$49.47	$26.43	$58.50	$13.69	$15.02
51.94	27.75	61.42	14.37	15.77
40.20	19.64	44.75	12.00	14.91
51.91	27.89	61.07	14.72	15.03
48.19	25.40	56.89	13.19	15.02
51.78	28.06	61.33	14.53	15.04
52.18	28.17	61.73	14.61	15.05

7,485,680	4,347,944	15,187,159	1,195,097	100,906
3,166,615	4,412,767	4,048,538	1,486,736	105,825
9,975,785	2,011,638	23,296,266	570,746	737,551
548,712	62,487	1,753,974	37,012	701
3,523,013	9,157	7,194,332	3,169	3,450
9,234,136	25,081	28,364,273	194,645	705

$1,248,294,470	$194,813,236	$3,219,387,540	$33,195,301	$13,915,335

—	—	—	—	—

The accompanying notes are an integral part of the financial statements.	19

Statements of Operations

(UNAUDITED)	11.01.2016 to 04.30.2017

	Eagle Capital Appreciation Fund	Eagle Growth & Income Fund	Eagle International Stock Fund	Eagle Investment Grade Bond Fund

Investment income
Dividends (a)	$2,355,339	$8,504,177	$185,937	$—
Interest	3,777	21,455	379	498,761
Total income	2,359,116	8,525,632	186,316	498,761

Expenses
Investment advisory fees	1,047,748	1,358,010	58,864	69,050
Administrative fees:
Class A	109,515	115,585	2,758	11,835
Class C	47,016	137,922	3,479	13,893
Class I	53,222	101,187	2,857	5,395
Class R-3	559	2,013	495	171
Class R-5	3,897	175	10	12
Class R-6	12,779	18,204	5	344
Distribution and service fees:
Class A	182,525	192,642	4,597	19,725
Class C	313,438	919,479	23,194	92,619
Class R-3	1,864	6,710	1,651	572
Transfer agent and shareholder servicing fees:
Class A	66,005	65,342	5,949	8,873
Class C	36,446	92,564	6,661	10,734
Class I	44,415	107,504	3,806	5,959
Class R-3	742	1,543	567	295
Class R-5	3,348	137	31	38
Class R-6	721	1,932	34	95
Custodian fees	5,654	7,180	22,565	1,847
Professional fees	53,707	53,554	50,655	57,281
State registration fees	46,407	42,531	40,448	34,289
Trustees and officers compensation	42,912	42,912	42,912	42,912
Internal audit fees	6,113	6,113	6,113	6,113
Interest expense on line of credit	1,977	—	112	42
Offering costs	—	—	—	—
Other expenses	46,467	72,306	23,392	21,084
Total expenses before adjustments	2,127,477	3,345,545	301,155	403,178
Fees and expenses waived	(130)	—	(176,549)	(183,002)
Recovered fees previously waived by Manager	16	—	—	—
Total expenses after adjustments	2,127,363	3,345,545	124,606	220,176

Net investment income (loss)	231,753	5,180,087	61,710	278,585

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	12,017,624	7,115,195	121,168	(19,200)
Net realized loss on foreign currency translations	—	—	(6,537)	—
Net change in unrealized appreciation (depreciation) on investments and
translation of assets and liabilities denominated in foreign currencies	35,434,966	48,556,063	1,340,694	(303,313)
Net gain (loss) on investments	47,452,590	55,671,258	1,455,325	(322,513)

Net increase (decrease) in assets resulting from operations	47,684,343	60,851,345	1,517,035	(43,928)

(a) Net of foreign withholding taxes	$—	$94,812	$19,568	$—

20	The accompanying notes are an integral part of the financial statements.

Statements of Operations

(UNAUDITED)	11.01.2016 to 04.30.2017

Eagle Mid Cap Growth Fund	Eagle Mid Cap Stock Fund	Eagle Small Cap Growth Fund	Eagle Smaller Company Fund	Eagle Tactical Allocation Fund

$6,004,396	$1,183,947	$18,239,791	$260,120	$106,936
41,735	12,206	126,681	2,913	933
6,046,131	1,196,153	18,366,472	263,033	107,869

4,162,333	782,801	11,459,063	138,573	33,005

252,681	89,135	646,317	12,123	1,561
89,017	66,955	131,436	13,418	1,039
231,472	25,249	694,210	4,456	4,023
17,309	1,093	72,632	333	8
83,871	122	227,499	22	24
203,403	307	728,797	1,367	5

421,134	148,558	1,077,195	20,206	2,601
593,446	446,364	876,243	89,454	6,926
57,697	3,644	242,106	1,112	26

227,057	71,972	788,919	14,505	2,023
61,216	59,121	104,324	13,477	2,109
238,307	25,155	1,012,829	7,684	6,488
16,854	932	61,168	403	7
80,450	274	265,587	60	18
18,568	69	45,377	161	5
18,934	4,378	64,003	2,279	1,758
53,755	53,066	54,193	54,419	52,669
42,093	38,910	57,096	37,197	39,274
42,912	42,912	42,912	42,912	42,134
6,113	6,113	6,113	6,113	6,113
—	—	2,039	—	127
—	—	—	—	22,150
162,936	50,527	596,032	15,571	4,074
7,081,558	1,917,657	19,256,090	475,845	228,167
—	(15,030)	—	(120,179)	(167,160)
—	1,742	—	—	—
7,081,558	1,904,369	19,256,090	355,666	61,007

(1,035,427)	(708,216)	(889,618)	(92,633)	46,862

41,505,991	9,623,195	163,657,167	2,354,863	43,961
—	—	—	—	—

197,319,889	21,680,288	625,944,396	4,413,525	287,726
238,825,880	31,303,483	789,601,563	6,768,388	331,687

237,790,453	30,595,267	788,711,945	6,675,755	378,549

$28,093	$11,230	$126,069	$1,935	$—

The accompanying notes are an integral part of the financial statements.	21

Statements of Changes in Net Assets

	Eagle Capital Appreciation Fund		Eagle Growth & Income Fund		Eagle International Stock Fund		Eagle Investment Grade Bond Fund
	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16

Net assets, beginning of period	$339,629,417	$348,684,017	$553,144,966	$580,909,868	$15,173,586	$17,008,658	$49,128,736	$49,945,886
Increase (decrease) in net assets from operations
Net investment income (loss)	231,753	598,438	5,180,087	9,586,796	61,710	250,218	278,585	395,300
Net realized gain (loss) on investments	12,017,624	21,232,051	7,115,195	29,351,277	121,168	(1,539,094)	(19,200)	512,388
Net realized loss on foreign currency transactions	—	—	—	—	(6,537)	(17,466)	—	—
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	35,434,966	(21,034,003)	48,556,063	(5,078,173)	1,340,694	(88,453)	(303,313)	320,350
Net increase (decrease) in net assets resulting from operations	47,684,343	796,486	60,851,345	33,859,900	1,517,035	(1,394,795)	(43,928)	1,228,038
Distributions to shareholders from
Net investment income	(587,760)	(402,552)	(4,930,226)	(9,307,511)	(249,166)	(74,253)	(302,424)	(489,308)
Net realized gains	(21,213,057)	(46,902,728)	(28,297,613)	—	—	—	(406,707)	(141,621)
Total distributions to shareholders	(21,800,817)	(47,305,280)	(33,227,839)	(9,307,511)	(249,166)	(74,253)	(709,131)	(630,929)
Fund share transactions
Proceeds from shares sold-Class A	2,175,355	9,408,142	5,636,294	22,327,409	467,054	3,063,961	1,056,013	6,708,336
Issued as reinvestment of distributions-Class A	8,461,224	21,122,750	8,227,072	2,709,691	46,859	45,124	239,229	262,021
Cost of shares redeemed-Class A	(15,929,091)	(31,700,321)	(17,908,352)	(62,312,787)	(678,858)	(8,368,988)	(2,256,196)	(10,045,720)
Proceeds from shares sold-Class C	1,763,609	5,737,822	7,238,681	14,881,038	152,439	1,081,959	1,144,321	4,042,193
Issued as reinvestment of distributions-Class C	4,718,569	10,927,535	8,718,630	1,787,872	50,527	—	232,819	163,391
Cost of shares redeemed-Class C	(7,942,097)	(11,759,361)	(27,239,631)	(38,004,277)	(864,882)	(941,886)	(3,359,914)	(5,799,756)
Proceeds from shares sold-Class I	23,758,395	44,130,215	59,286,284	59,475,750	342,299	4,940,337	1,587,853	8,122,827
Issued as reinvestment of distributions-Class I	5,648,884	13,171,755	8,398,380	2,477,931	137,212	28,889	180,921	163,420
Cost of shares redeemed-Class I	(49,898,569)	(24,145,581)	(24,240,828)	(87,252,412)	(1,053,936)	(822,015)	(2,213,018)	(5,922,702)
Proceeds from shares sold-Class R-3	372,184	510,405	240,100	555,522	28,429	634,891	137,746	196,192
Issued as reinvestment of distributions-Class R-3	42,012	129,413	119,562	34,218	13,703	3	2,974	1,373
Cost of shares redeemed-Class R-3	(614,261)	(321,275)	(353,155)	(1,212,853)	(2,398)	(34,823)	(69,390)	(26,572)
Proceeds from shares sold-Class R-5	726,678	845,331	111,902	79,912	—	—	—	20,548
Issued as reinvestment of distributions-Class R-5	466,138	1,022,592	21,027	6,226	604	212	422	271
Cost of shares redeemed-Class R-5	(702,443)	(1,625,554)	(1,314)	(199,803)	(25,140)	—	—	—
Proceeds from shares sold-Class R-6	31,541,673	—	3,099,749	34,978,843	338	6,323	—	700,000
Issued as reinvestment of distributions-Class R-6	1,841,311	326	2,167,253	714,390	219	25	12,615	2,032
Cost of shares redeemed-Class R-6	(2,301,008)	—	(2,898,198)	(3,363,961)	(40)	(36)	(3,903)	(2,113)
Net increase (decrease) from fund share transactions	4,128,563	37,454,194	30,623,456	(52,317,291)	(1,385,571)	(366,024)	(3,307,508)	(1,414,259)
Increase (decrease) in net assets	30,012,089	(9,054,600)	58,246,962	(27,764,902)	(117,702)	(1,835,072)	(4,060,567)	(817,150)
Net assets, end of period (a)	369,641,506	339,629,417	611,391,928	553,144,966	15,055,884	15,173,586	45,068,169	49,128,736
(a) includes undistributed (accumulated) net investment income (loss) of	$228,806	$584,813	$639,492	$389,631	$45,419	$232,875	$(55,531)	$(31,692)

Shares issued and redeemed
Shares sold-Class A	60,847	266,630	298,818	1,290,839	30,477	203,642	71,623	446,225
Issued as reinvestment of distributions-Class A	246,467	618,166	446,349	151,024	3,128	2,851	16,263	17,587
Shares redeemed-Class A	(448,332)	(904,628)	(949,627)	(3,474,938)	(43,712)	(575,262)	(152,475)	(670,868)
Shares sold-Class C	65,625	211,539	402,084	861,248	9,832	71,980	77,425	271,430
Issued as reinvestment of distributions-Class C	182,748	414,236	493,401	103,095	3,423	—	15,881	11,010
Shares redeemed-Class C	(294,537)	(436,179)	(1,500,346)	(2,216,752)	(56,360)	(64,327)	(227,854)	(388,853)
Shares sold-Class I	643,113	1,219,155	3,140,858	3,262,354	21,752	320,739	107,355	541,380
Issued as reinvestment of distributions-Class I	157,702	370,722	456,300	138,031	9,191	1,823	12,272	10,928
Shares redeemed-Class I	(1,353,864)	(667,804)	(1,289,561)	(5,061,524)	(70,044)	(55,788)	(149,369)	(395,581)
Shares sold-Class R-3	10,629	14,555	12,761	31,174	1,808	43,975	9,338	13,129
Issued as reinvestment of distributions-Class R-3	1,266	3,899	6,517	1,903	922	—	202	92
Shares redeemed-Class R-3	(18,062)	(9,348)	(18,825)	(68,171)	(153)	(2,346)	(4,712)	(1,766)
Shares sold-Class R-5	19,297	23,091	5,946	4,475	—	—	—	1,377
Issued as reinvestment of distributions-Class R-5	13,064	28,871	1,142	349	41	13	28	18
Shares redeemed-Class R-5	(18,593)	(44,779)	(70)	(10,924)	(1,587)	—	—	—
Shares sold-Class R-6	859,559	—	164,814	2,018,887	22	416	—	46,174
Issued as reinvestment of distributions-Class R-6	51,795	9	118,072	39,882	15	2	854	134
Shares redeemed-Class R-6	(62,016)	—	(154,545)	(186,640)	(3)	(3)	(263)	(140)
Shares issued and redeemed	116,708	1,108,135	1,634,088	(3,115,688)	(91,248)	(52,285)	(223,432)	(97,724)

(†) The data for fiscal periods ending after October 31, 2016 is unaudited.

(b) Commencement of operations.

22	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Eagle Mid Cap Growth Fund		Eagle Mid Cap Stock Fund		Eagle Small Cap Growth Fund		Eagle Smaller Company Fund		Eagle Tactical Allocation Fund
11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	11/1/15 to 10/31/16	11/1/16 to 04/30/17 (†)	12/31/15 (b) to 10/31/16

$1,373,092,497	$1,175,711,953	$255,357,699	$308,982,156	$4,065,433,794	$3,927,386,017	$44,458,814	$65,465,101	$7,702,229	$—

(1,035,427)	(2,951,104)	(708,216)	(1,735,216)	(889,618)	(16,188,302)	(92,633)	(234,498)	46,862	14,570
41,505,991	(9,513,352)	9,623,195	21,574,456	163,657,167	120,976,307	2,354,863	4,749,918	43,961	(6,746)
—	—	—	—	—	—	—	—	—	—

197,319,889	12,315,658	21,680,288	(15,751,380)	625,944,396	(17,599,544)	4,413,525	(2,470,248)	287,726	36,115
237,790,453	(148,798)	30,595,267	4,087,860	788,711,945	87,188,461	6,675,755	2,045,172	378,549	43,939

(97,570)	—	—	—	—	—	—	—	(44,727)	—
—	(20,306,456)	(21,546,258)	(38,425,850)	(125,419,970)	(253,307,437)	(4,398,679)	—	(12,282)	—
(97,570)	(20,306,456)	(21,546,258)	(38,425,850)	(125,419,970)	(253,307,437)	(4,398,679)	—	(57,009)	—

49,092,536	95,945,020	2,252,683	2,275,061	77,813,702	403,472,777	496,191	1,318,989	561,089	2,141,138
—	5,550,337	8,876,494	16,352,942	24,299,552	42,318,007	1,421,448	—	7,495	—
(51,495,258)	(126,132,961)	(18,968,138)	(32,973,233)	(190,243,033)	(276,940,673)	(1,691,920)	(6,334,042)	(1,102,918)	(201,205)
10,770,098	15,664,121	870,312	2,308,926	6,995,047	14,950,597	581,046	1,607,280	612,243	1,311,431
—	2,188,795	8,734,608	15,409,781	6,031,606	13,522,945	1,796,263	—	1,498	—
(13,457,935)	(18,651,431)	(14,811,719)	(21,329,175)	(22,086,622)	(35,063,833)	(2,337,945)	(6,032,773)	(230,309)	(148,929)
77,658,124	183,630,819	14,132,819	9,204,987	174,421,357	374,998,016	782,993	2,525,558	8,368,743	4,507,105
6,580	5,709,718	3,272,151	5,272,356	32,479,254	87,038,982	682,837	—	46,925	—
(53,718,452)	(119,637,905)	(8,838,357)	(15,717,152)	(370,531,929)	(777,809,595)	(2,740,891)	(8,794,026)	(2,055,575)	(1,250)
4,526,695	5,397,183	197,384	270,966	7,902,916	13,030,120	126,644	294,921	—	10,000
—	378,859	104,157	198,370	2,846,912	7,278,883	17,126	—	12	—
(2,906,797)	(7,428,281)	(137,603)	(709,521)	(18,873,732)	(38,831,699)	(38,634)	(287,100)	—	—
22,829,353	55,776,767	53,717	64,074	75,878,394	129,715,335	—	31,396	20,000	30,000
13,068	2,154,918	15,754	27,645	13,833,099	27,210,413	3,692	—	337	—
(19,902,208)	(36,051,594)	(71,811)	(96,140)	(162,042,888)	(113,696,849)	—	(2,859)	—	—
113,111,200	211,609,641	170,387	820,876	533,957,528	639,509,039	52,058	2,755,200	—	10,000
77,414	3,455,584	39,211	123,684	36,051,096	50,703,433	233,473	—	72	—
(41,213,339)	(61,723,792)	(63,135)	(790,914)	(173,201,256)	(257,239,145)	(146,901)	(10,134,003)	—	—
95,391,079	217,835,798	(4,171,086)	(19,286,467)	55,531,003	304,166,753	(762,520)	(23,051,459)	6,229,612	7,658,290
333,083,962	197,380,544	4,877,923	(53,624,457)	718,822,978	138,047,777	1,514,556	(21,006,287)	6,551,152	7,702,229
1,706,176,459	1,373,092,497	260,235,622	255,357,699	4,784,256,772	4,065,433,794	45,973,370	44,458,814	14,253,381	7,702,229
$(3,163,904)	$(2,030,907)	$(2,264,157)	$(1,555,941)	$(13,653,031)	$(12,763,413)	$(347,725)	$255,092	$16,705	$14,570

1,039,227	2,328,823	85,637	90,431	1,408,167	8,099,726	36,779	105,766	38,183	150,458
—	135,242	354,209	684,797	461,355	871,458	109,595	—	510	—
(1,121,669)	(3,044,695)	(732,343)	(1,302,901)	(3,488,252)	(5,576,046)	(125,715)	(518,646)	(73,914)	(14,331)
284,370	460,651	44,888	119,981	166,470	392,695	49,122	145,129	41,698	89,945
—	65,008	467,842	838,400	149,334	357,372	157,567	—	102	—
(359,469)	(547,429)	(758,062)	(1,098,863)	(522,746)	(910,679)	(197,130)	(548,752)	(15,765)	(10,155)
1,584,996	4,224,248	517,511	342,660	3,030,950	7,348,981	54,672	192,208	565,043	308,490
139	133,218	123,851	210,979	591,392	1,726,964	49,019	—	3,194	—
(1,110,800)	(2,776,628)	(322,100)	(599,541)	(6,473,070)	(14,976,720)	(190,290)	(680,240)	(139,092)	(84)
98,365	134,192	7,876	11,293	146,487	274,175	9,545	25,658	—	700
—	9,441	4,322	8,588	55,539	153,530	1,369	—	1	—
(64,856)	(185,799)	(5,570)	(28,749)	(356,248)	(806,232)	(3,018)	(24,167)	—	—
466,887	1,299,631	1,987	2,357	1,313,688	2,484,981	—	2,478	1,356	2,071
278	50,395	593	1,100	250,827	537,861	269	—	23	—
(407,199)	(833,263)	(2,637)	(3,520)	(2,789,339)	(2,202,764)	—	(225)	—	—
2,307,899	4,920,699	6,244	28,977	9,227,543	12,087,277	3,621	216,206	—	700
1,632	80,307	1,470	4,910	649,687	997,314	16,894	—	5	—
(850,834)	(1,414,062)	(2,314)	(29,372)	(2,972,292)	(4,959,395)	(10,350)	(789,023)	—	—
1,868,966	5,039,979	(206,596)	(718,473)	849,492	5,900,498	(38,051)	(1,873,608)	421,344	527,794

The accompanying notes are an integral part of the financial statements.	23

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Capital Appreciation Fund
Class A*
11/01/16	04/30/17	$35.05	$0.03	$4.84	$4.87	$(0.03)	$(2.14)	$—	$(2.17)	$37.75	1.21	1.21	0.15	18		14.49	$151
11/01/15	10/31/16	40.32	0.08	(0.09)	(0.01)	(0.01)	(5.25)	—	(5.26)	35.05	1.23	1.23	0.22	35		0.30	145
11/01/14	10/31/15	42.02	0.09	3.80	3.89	—	(5.59)	—	(5.59)	40.32	1.19	1.19	0.22	42		10.29	168
11/01/13	10/31/14	39.59	0.01	6.64	6.65	—	(4.22)	—	(4.22)	42.02	1.23	1.23	0.02	33		18.34	157
11/01/12	10/31/13	30.95	0.10	8.66	8.76	(0.12)	—	—	(0.12)	39.59	1.30	1.30	0.30	69	(c)	28.41	205
11/01/11	10/31/12	26.97	0.02	3.96	3.98	—	—	—	—	30.95	1.24	1.24	0.06	22		14.76	203
Class C*
11/01/16	04/30/17	26.88	(0.08)	3.65	3.57	—	(2.14)	—	(2.14)	28.31	1.98	1.98	(0.63)	18		14.04	64
11/01/15	10/31/16	32.37	(0.15)	(0.09)	(0.24)	—	(5.25)	—	(5.25)	26.88	2.00	2.00	(0.55)	35		(0.45)	62
11/01/14	10/31/15	35.05	(0.17)	3.08	2.91	—	(5.59)	—	(5.59)	32.37	1.96	1.96	(0.54)	42		9.42	69
11/01/13	10/31/14	33.93	(0.24)	5.58	5.34	—	(4.22)	—	(4.22)	35.05	1.97	1.97	(0.73)	33		17.45	68
11/01/12	10/31/13	26.62	(0.13)	7.44	7.31	—	—	—	—	33.93	2.03	2.03	(0.43)	69	(c)	27.46	68
11/01/11	10/31/12	23.36	(0.16)	3.42	3.26	—	—	—	—	26.62	1.94	1.94	(0.64)	22		13.96	66
Class I*
11/01/16	04/30/17	36.55	0.09	5.05	5.14	(0.12)	(2.14)	—	(2.26)	39.43	0.90	0.90	0.49	18		14.68	112
11/01/15	10/31/16	41.83	0.19	(0.09)	0.10	(0.13)	(5.25)	—	(5.38)	36.55	0.92	0.92	0.52	35		0.61	124
11/01/14	10/31/15	43.34	0.21	3.93	4.14	(0.06)	(5.59)	—	(5.65)	41.83	0.90	0.90	0.51	42		10.59	103
11/01/13	10/31/14	40.60	0.13	6.83	6.96	—	(4.22)	—	(4.22)	43.34	0.94	0.93	0.32	33		18.68	88
11/01/12	10/31/13	31.72	0.19	8.92	9.11	(0.23)	—	—	(0.23)	40.60	0.95	0.99	0.51	69	(c)	28.87	30
11/01/11	10/31/12	27.55	0.11	4.06	4.17	—	—	—	—	31.72	0.92	0.92	0.38	22		15.14	14
Class R-3*
11/01/16	04/30/17	33.95	(0.02)	4.67	4.65	—	(2.14)	—	(2.14)	36.46	1.53	1.57	(0.14)	18		14.31	1
11/01/15	10/31/16	39.33	(0.04)	(0.09)	(0.13)	—	(5.25)	—	(5.25)	33.95	1.57	1.57	(0.12)	35		(0.04)	1
11/01/14	10/31/15	41.24	(0.04)	3.72	3.68	—	(5.59)	—	(5.59)	39.33	1.51	1.51	(0.10)	42		9.94	1
11/01/13	10/31/14	39.05	(0.11)	6.52	6.41	—	(4.22)	—	(4.22)	41.24	1.56	1.56	(0.30)	33		17.94	1
11/01/12	10/31/13	30.53	0.01	8.52	8.53	(0.01)	—	—	(0.01)	39.05	1.60	1.60	0.02	69	(c)	27.94	1
11/01/11	10/31/12	26.68	(0.06)	3.91	3.85	—	—	—	—	30.53	1.53	1.53	(0.22)	22		14.43	1
Class R-5*
11/01/16	04/30/17	36.44	0.08	5.03	5.11	(0.13)	(2.14)	—	(2.27)	39.28	0.90	0.90	0.44	18		14.65	8
11/01/15	10/31/16	41.70	0.20	(0.08)	0.12	(0.13)	(5.25)	—	(5.38)	36.44	0.90	0.90	0.55	35		0.64	7
11/01/14	10/31/15	43.20	0.18	3.93	4.11	(0.02)	(5.59)	—	(5.61)	41.70	0.95	0.86	0.46	42		10.54	8
11/01/13	10/31/14	40.50	0.10	6.82	6.92	—	(4.22)	—	(4.22)	43.20	0.95	0.94	0.25	33		18.62	5
11/01/12	10/31/13	31.66	0.25	8.83	9.08	(0.24)	—	—	(0.24)	40.50	0.95	0.99	0.73	69	(c)	28.84	20
11/01/11	10/31/12	27.50	0.11	4.05	4.16	—	—	—	—	31.66	0.92	0.92	0.37	22		15.13	30
Class R-6*
11/01/16	04/30/17	36.35	0.06	5.07	5.13	(0.19)	(2.14)	—	(2.33)	39.15	0.82	0.82	0.34	18		14.75	33
11/01/15	10/31/16	41.66	0.22	(0.09)	0.13	(0.19)	(5.25)	—	(5.44)	36.35	0.85	1.49	0.60	35		0.68	0
07/31/15	10/31/15	41.71	0.06	(0.11)	(0.05)	—	—	—	—	41.66	0.82	0.82	0.57	42		(0.12)	0

Eagle Growth & Income Fund
Class A*
11/01/16	04/30/17	18.39	0.18	1.82	2.00	(0.17)	(0.94)	—	(1.11)	19.28	1.03	1.03	1.91	5		11.19	155
11/01/15	10/31/16	17.52	0.34	0.85	1.19	(0.32)	—	—	(0.32)	18.39	1.06	1.06	1.91	15		6.87	152
11/01/14	10/31/15	18.27	0.36	(0.64)	(0.28)	(0.32)	(0.13)	(0.02)	(0.47)	17.52	1.02	1.02	1.99	25		(1.55)	180
11/01/13	10/31/14	16.68	0.30	1.91	2.21	(0.28)	(0.34)	—	(0.62)	18.27	1.02	1.02	1.71	10		13.52	223
11/01/12	10/31/13	13.87	0.33	3.06	3.39	(0.33)	(0.25)	—	(0.58)	16.68	1.09	1.09	2.17	28		25.14	214
11/01/11	10/31/12	13.14	0.30	1.36	1.66	(0.27)	(0.66)	—	(0.93)	13.87	1.12	1.12	2.25	20		13.48	175
Class C*
11/01/16	04/30/17	17.68	0.10	1.75	1.85	(0.10)	(0.94)	—	(1.04)	18.49	1.80	1.80	1.15	5		10.77	182
11/01/15	10/31/16	16.86	0.20	0.82	1.02	(0.20)	—	—	(0.20)	17.68	1.82	1.82	1.14	15		6.07	185
11/01/14	10/31/15	17.60	0.21	(0.60)	(0.39)	(0.20)	(0.13)	(0.02)	(0.35)	16.86	1.79	1.79	1.21	25		(2.30)	197
11/01/13	10/31/14	16.10	0.16	1.83	1.99	(0.15)	(0.34)	—	(0.49)	17.60	1.79	1.79	0.92	10		12.63	212
11/01/12	10/31/13	13.41	0.21	2.95	3.16	(0.22)	(0.25)	—	(0.47)	16.10	1.84	1.84	1.39	28		24.23	170
11/01/11	10/31/12	12.74	0.20	1.32	1.52	(0.19)	(0.66)	—	(0.85)	13.41	1.86	1.86	1.50	20		12.67	121

24	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Growth & Income Fund (cont’d)
Class I*
11/01/16	04/30/17	$18.35	$0.20	$1.83	$2.03	$(0.20)	$(0.94)	$—	$(1.14)	$19.24	0.75	0.75	2.18	5	11.37	$232
11/01/15	10/31/16	17.48	0.39	0.85	1.24	(0.37)	—	—	(0.37)	18.35	0.79	0.79	2.17	15	7.18	179
11/01/14	10/31/15	18.24	0.40	(0.64)	(0.24)	(0.37)	(0.13)	(0.02)	(0.52)	17.48	0.76	0.76	2.23	25	(1.33)	200
11/01/13	10/31/14	16.65	0.33	1.93	2.26	(0.33)	(0.34)	—	(0.67)	18.24	0.77	0.77	1.89	10	13.86	207
11/01/12	10/31/13	13.85	0.37	3.06	3.43	(0.38)	(0.25)	—	(0.63)	16.65	0.80	0.80	2.37	28	25.49	94
11/01/11	10/31/12	13.13	0.34	1.36	1.70	(0.32)	(0.66)	—	(0.98)	13.85	0.83	0.83	2.49	20	13.79	44
Class R-3*
11/01/16	04/30/17	18.32	0.15	1.81	1.96	(0.14)	(0.94)	—	(1.08)	19.20	1.31	1.31	1.63	5	11.04	3
11/01/15	10/31/16	17.44	0.28	0.87	1.15	(0.27)	—	—	(0.27)	18.32	1.37	1.37	1.60	15	6.61	3
11/01/14	10/31/15	18.19	0.28	(0.63)	(0.35)	(0.25)	(0.13)	(0.02)	(0.40)	17.44	1.44	1.44	1.57	25	(1.99)	3
11/01/13	10/31/14	16.61	0.23	1.90	2.13	(0.21)	(0.34)	—	(0.55)	18.19	1.40	1.40	1.33	10	13.08	4
11/01/12	10/31/13	13.82	0.28	3.04	3.32	(0.28)	(0.25)	—	(0.53)	16.61	1.43	1.43	1.81	28	24.71	4
11/01/11	10/31/12	13.10	0.26	1.36	1.62	(0.24)	(0.66)	—	(0.90)	13.82	1.41	1.41	1.95	20	13.13	3
Class R-5*
11/01/16	04/30/17	18.38	0.20	1.83	2.03	(0.20)	(0.94)	—	(1.14)	19.27	0.72	0.72	2.17	5	11.38	0
11/01/15	10/31/16	17.50	0.39	0.87	1.26	(0.38)	—	—	(0.38)	18.38	0.75	0.75	2.21	15	7.27	0
11/01/14	10/31/15	18.21	0.44	(0.76)	(0.32)	(0.24)	(0.13)	(0.02)	(0.39)	17.50	0.78	0.79	2.39	25	(1.82)	0
11/01/13	10/31/14	16.63	0.34	1.90	2.24	(0.32)	(0.34)	—	(0.66)	18.21	0.76	0.76	1.95	10	13.80	4
11/01/12	10/31/13	13.84	0.33	3.10	3.43	(0.39)	(0.25)	—	(0.64)	16.63	0.72	0.72	2.07	28	25.54	3
11/01/11	10/31/12	13.13	0.32	1.37	1.69	(0.32)	(0.66)	—	(0.98)	13.84	0.86	0.84	2.37	20	13.69	0
Class R-6*
11/01/16	04/30/17	18.32	0.21	1.81	2.02	(0.20)	(0.94)	—	(1.14)	19.20	0.66	0.66	2.28	5	11.39	38
11/01/15	10/31/16	17.46	0.39	0.87	1.26	(0.40)	—	—	(0.40)	18.32	0.67	0.67	2.18	15	7.30	34
11/01/14	10/31/15	18.26	0.45	(0.71)	(0.26)	(0.39)	(0.13)	(0.02)	(0.54)	17.46	0.65	0.65	2.47	25	(1.46)	0
11/01/13	10/31/14	16.67	0.35	1.92	2.27	(0.34)	(0.34)	—	(0.68)	18.26	0.66	0.66	2.01	10	13.94	0
11/01/12	10/31/13	13.86	0.34	3.10	3.44	(0.38)	(0.25)	—	(0.63)	16.67	0.71	0.71	2.09	28	25.59	0
11/01/11	10/31/12	13.13	0.34	1.35	1.69	(0.30)	(0.66)	—	(0.96)	13.86	0.85	0.86	2.54	20	13.73	0

Eagle International Stock Fund
Class A*
11/01/16	04/30/17	15.02	0.07	1.54	1.61	(0.19)	—	—	(0.19)	16.44	1.65	4.06	0.88	38	10.84	4
11/01/15	10/31/16	16.02	0.21	(1.14)	(0.93)	(0.07)	—	—	(0.07)	15.02	1.67	3.45	1.40	100	(5.84)	4
11/01/14	10/31/15	16.54	0.14	0.40	0.54	(0.39)	(0.67)	—	(1.06)	16.02	1.58	4.04	0.88	86	3.63	10
11/01/13	10/31/14	16.48	0.42	(0.13)	0.29	(0.14)	(0.09)	—	(0.23)	16.54	1.57	5.96	2.49	96	1.73	4
02/28/13	10/31/13	14.29	0.15	2.04	2.19	—	—	—	—	16.48	1.55	11.48	1.50	42	15.33	4
Class C*
11/01/16	04/30/17	14.79	0.01	1.52	1.53	(0.16)	—	—	(0.16)	16.16	2.39	4.76	0.11	38	10.45	5
11/01/15	10/31/16	15.83	0.08	(1.12)	(1.04)	—	—	—	—	14.79	2.47	4.31	0.52	100	(6.57)	5
11/01/14	10/31/15	16.38	0.03	0.38	0.41	(0.29)	(0.67)	—	(0.96)	15.83	2.35	4.95	0.18	86	2.80	5
11/01/13	10/31/14	16.38	0.30	(0.14)	0.16	(0.07)	(0.09)	—	(0.16)	16.38	2.35	6.68	1.78	96	0.94	4
02/28/13	10/31/13	14.29	0.11	1.98	2.09	—	—	—	—	16.38	2.39	12.03	1.07	42	14.63	3
Class I*
11/01/16	04/30/17	15.11	0.11	1.54	1.65	(0.35)	—	—	(0.35)	16.41	1.15	3.56	1.40	38	11.12	6
11/01/15	10/31/16	16.08	0.30	(1.15)	(0.85)	(0.12)	—	—	(0.12)	15.11	1.15	3.12	2.03	100	(5.31)	6
11/01/14	10/31/15	16.62	0.21	0.39	0.60	(0.47)	(0.67)	—	(1.14)	16.08	1.15	3.82	1.31	86	4.04	2
11/01/13	10/31/14	16.52	0.53	(0.17)	0.36	(0.17)	(0.09)	—	(0.26)	16.62	1.15	5.43	3.16	96	2.18	1
02/28/13	10/31/13	14.29	0.13	2.10	2.23	—	—	—	—	16.52	1.15	4.25	1.21	42	15.61	0
Class R-3*
11/01/16	04/30/17	15.04	0.07	1.53	1.60	(0.33)	—	—	(0.33)	16.31	1.73	4.17	0.88	38	10.83	1
11/01/15	10/31/16	15.99	0.12	(1.05)	(0.93)	(0.02)	—	—	(0.02)	15.04	1.75	3.86	0.77	100	(5.84)	1
11/01/14	10/31/15	16.53	0.13	0.37	0.50	(0.37)	(0.67)	—	(1.04)	15.99	1.74	4.38	0.79	86	3.37	0
11/01/13	10/31/14	16.45	0.40	(0.13)	0.27	(0.10)	(0.09)	—	(0.19)	16.53	1.73	6.22	2.37	96	1.64	0
02/28/13	10/31/13	14.29	0.19	1.97	2.16	—	—	—	—	16.45	1.75	13.83	1.84	42	15.12	0

The accompanying notes are an integral part of the financial statements.	25

Financial Highlights

Fiscal periods			From investment operations				Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)		Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle International Stock Fund (cont’d)
Class R-5*
11/01/16	04/30/17	$15.11	$0.02		$1.62	$1.64	$(0.35)	$—	$—	$(0.35)	$16.40	1.15	3.65	0.33	38	11.06	$0
11/01/15	10/31/16	16.09	0.27		(1.13)	(0.86)	(0.12)	—	—	(0.12)	15.11	1.15	3.22	1.79	100	(5.36)	0
11/01/14	10/31/15	16.63	0.25		0.35	0.60	(0.47)	(0.67)	—	(1.14)	16.09	1.15	3.59	1.58	86	4.01	0
11/01/13	10/31/14	16.52	0.50		(0.14)	0.36	(0.16)	(0.09)	—	(0.25)	16.63	1.15	5.67	2.96	96	2.18	0
02/28/13	10/31/13	14.29	0.25		1.98	2.23	—	—	—	—	16.52	1.15	13.27	2.44	42	15.61	0
Class R-6*
11/01/16	04/30/17	15.14	0.12		1.54	1.66	(0.36)	—	—	(0.36)	16.44	1.05	4.15	1.54	38	11.19	0
11/01/15	10/31/16	16.11	0.27		(1.11)	(0.84)	(0.13)	—	—	(0.13)	15.14	1.05	3.73	1.80	100	(5.26)	0
11/01/14	10/31/15	16.65	0.24		0.37	0.61	(0.48)	(0.67)	—	(1.15)	16.11	1.05	3.80	1.48	86	4.11	0
11/01/13	10/31/14	16.53	0.51		(0.13)	0.38	(0.17)	(0.09)	—	(0.26)	16.65	1.05	5.67	3.05	96	2.31	0
02/28/13	10/31/13	14.29	0.26		1.98	2.24	—	—	—	—	16.53	1.05	13.27	2.54	42	15.68	0

Eagle Investment Grade Bond Fund
Class A*
11/01/16	04/30/17	15.06	0.11		(0.10)	0.01	(0.11)	(0.13)	—	(0.24)	14.83	0.73	1.52	1.44	27	0.10	16
11/01/15	10/31/16	14.87	0.17		0.26	0.43	(0.20)	(0.04)	—	(0.24)	15.06	0.85	1.54	1.11	90	2.91	17
11/01/14	10/31/15	14.89	0.17		0.04	0.21	(0.17)	(0.06)	—	(0.23)	14.87	0.85	1.36	1.14	82	1.46	20
11/01/13	10/31/14	14.89	0.17		0.04	0.21	(0.17)	(0.04)	—	(0.21)	14.89	0.85	1.21	1.15	139	1.42	23
11/01/12	10/31/13	15.51	0.12		(0.27)	(0.15)	(0.11)	(0.36)	—	(0.47)	14.89	0.85	1.01	0.80	136	(1.00)	37
11/01/11	10/31/12	15.25	0.18		0.39	0.57	(0.18)	(0.13)	—	(0.31)	15.51	0.85	0.96	1.15	94	3.77	65
Class C*
11/01/16	04/30/17	15.03	0.05		(0.09)	(0.04)	(0.06)	(0.13)	—	(0.19)	14.80	1.48	2.28	0.69	27	(0.28)	18
11/01/15	10/31/16	14.84	0.05		0.26	0.31	(0.08)	(0.04)	—	(0.12)	15.03	1.65	2.30	0.31	90	2.10	20
11/01/14	10/31/15	14.86	0.05		0.04	0.09	(0.05)	(0.06)	—	(0.11)	14.84	1.65	2.12	0.34	82	0.64	21
11/01/13	10/31/14	14.86	0.05		0.04	0.09	(0.05)	(0.04)	—	(0.09)	14.86	1.65	1.96	0.35	139	0.60	26
11/01/12	10/31/13	15.49	—	(e)	(0.26)	(0.26)	(0.01)	(0.36)	—	(0.37)	14.86	1.65	1.77	0.01	136	(1.75)	41
11/01/11	10/31/12	15.23	0.05		0.40	0.45	(0.06)	(0.13)	—	(0.19)	15.49	1.65	1.72	0.34	94	2.96	63
Class I*
11/01/16	04/30/17	15.09	0.13		(0.09)	0.04	(0.14)	(0.13)	—	(0.27)	14.86	0.43	1.22	1.74	27	0.25	11
11/01/15	10/31/16	14.90	0.20		0.26	0.46	(0.23)	(0.04)	—	(0.27)	15.09	0.60	1.25	1.36	90	3.17	12
11/01/14	10/31/15	14.92	0.21		0.04	0.25	(0.21)	(0.06)	—	(0.27)	14.90	0.60	1.09	1.39	82	1.71	9
11/01/13	10/31/14	14.92	0.21		0.04	0.25	(0.21)	(0.04)	—	(0.25)	14.92	0.60	0.91	1.40	139	1.67	9
11/01/12	10/31/13	15.54	0.16		(0.27)	(0.11)	(0.15)	(0.36)	—	(0.51)	14.92	0.60	0.72	1.04	136	(0.74)	7
11/01/11	10/31/12	15.27	0.21		0.41	0.62	(0.22)	(0.13)	—	(0.35)	15.54	0.60	0.67	1.38	94	4.09	6
Class R-3*
11/01/16	04/30/17	15.06	0.09		(0.10)	(0.01)	(0.10)	(0.13)	—	(0.23)	14.82	0.98	1.93	1.21	27	(0.08)	0
11/01/15	10/31/16	14.87	0.13		0.26	0.39	(0.16)	(0.04)	—	(0.20)	15.06	1.15	1.94	0.83	90	2.64	0
11/01/14	10/31/15	14.89	0.13		0.04	0.17	(0.13)	(0.06)	—	(0.19)	14.87	1.15	1.69	0.84	82	1.15	0
11/01/13	10/31/14	14.89	0.13		0.04	0.17	(0.13)	(0.04)	—	(0.17)	14.89	1.15	1.55	0.85	139	1.12	0
11/01/12	10/31/13	15.51	0.08		(0.27)	(0.19)	(0.07)	(0.36)	—	(0.43)	14.89	1.15	1.34	0.50	136	(1.28)	0
11/01/11	10/31/12	15.24	0.13		0.40	0.53	(0.13)	(0.13)	—	(0.26)	15.51	1.15	1.35	0.88	94	3.49	0
Class R-5*
11/01/16	04/30/17	15.08	0.13		(0.09)	0.04	(0.14)	(0.13)	—	(0.27)	14.85	0.43	1.44	1.74	27	0.25	0
11/01/15	10/31/16	14.88	0.21		0.26	0.47	(0.23)	(0.04)	—	(0.27)	15.08	0.60	1.46	1.39	90	3.24	0
11/01/14	10/31/15	14.90	0.18		0.06	0.24	(0.20)	(0.06)	—	(0.26)	14.88	0.60	1.01	1.23	82	1.66	0
11/01/13	10/31/14	14.89	0.20		0.05	0.25	(0.20)	(0.04)	—	(0.24)	14.90	0.60	0.81	1.34	139	1.70	0
11/01/12	10/31/13	15.51	0.16		(0.27)	(0.11)	(0.15)	(0.36)	—	(0.51)	14.89	0.60	0.64	1.04	136	(0.77)	0
11/01/11	10/31/12	15.22	0.22		0.41	0.63	(0.21)	(0.13)	—	(0.34)	15.51	0.60	0.60	1.41	94	4.20	0
Class R-6*
11/01/16	04/30/17	15.13	0.14		(0.10)	0.04	(0.14)	(0.13)	—	(0.27)	14.90	0.33	1.14	1.84	27	0.30	1
11/01/15	10/31/16	14.94	0.23		0.25	0.48	(0.25)	(0.04)	—	(0.29)	15.13	0.50	1.17	1.49	90	3.27	1
07/31/15	10/31/15	14.87	0.05		0.06	0.11	(0.04)	—	—	(0.04)	14.94	0.50	0.99	1.33	82	0.71	0

26	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions						Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income		From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Growth Fund
Class A*
11/01/16	04/30/17	$42.29	$(0.07)	$7.25	$7.18	$—		$—	$—	$—	$49.47	1.13	1.13	(0.32)	25	16.98	$370
11/01/15	10/31/16	43.39	(0.17)	(0.23)	(0.40)	—		(0.70)	—	(0.70)	42.29	1.17	1.17	(0.40)	34	(0.87)	320
11/01/14	10/31/15	45.68	(0.26)	2.26	2.00	—		(4.29)	—	(4.29)	43.39	1.14	1.14	(0.59)	52	4.70	354
11/01/13	10/31/14	41.03	(0.17)	6.74	6.57	—		(1.92)	—	(1.92)	45.68	1.19	1.19	(0.40)	60	16.58	283
11/01/12	10/31/13	31.52	(0.03)	10.68	10.65	—		(1.14)	—	(1.14)	41.03	1.20	1.20	(0.08)	52	34.81	304
11/01/11	10/31/12	29.96	(0.18)	1.74	1.56	—		—	—	—	31.52	1.22	1.22	(0.57)	87	5.21	233
Class C*
11/01/16	04/30/17	34.48	(0.20)	5.92	5.72	—		—	—	—	40.20	1.85	1.85	(1.04)	25	16.59	127
11/01/15	10/31/16	35.76	(0.38)	(0.20)	(0.58)	—		(0.70)	—	(0.70)	34.48	1.88	1.88	(1.11)	34	(1.58)	112
11/01/14	10/31/15	38.65	(0.48)	1.88	1.40	—		(4.29)	—	(4.29)	35.76	1.87	1.88	(1.32)	52	3.92	117
11/01/13	10/31/14	35.24	(0.41)	5.74	5.33	—		(1.92)	—	(1.92)	38.65	1.89	1.89	(1.12)	60	15.75	105
11/01/12	10/31/13	27.41	(0.25)	9.22	8.97	—		(1.14)	—	(1.14)	35.24	1.92	1.92	(0.80)	52	33.87	106
11/01/11	10/31/12	26.24	(0.34)	1.51	1.17	—		—	—	—	27.41	1.92	1.92	(1.27)	87	4.46	82
Class I*
11/01/16	04/30/17	44.30	—	7.61	7.61	—	(e)	—	—	— (e)	51.91	0.80	0.80	0.00	25	17.18	518
11/01/15	10/31/16	45.26	(0.02)	(0.24)	(0.26)	—		(0.70)	—	(0.70)	44.30	0.82	0.82	(0.06)	34	(0.52)	421
11/01/14	10/31/15	47.33	(0.13)	2.35	2.22	—		(4.29)	—	(4.29)	45.26	0.82	0.83	(0.28)	52	5.02	358
11/01/13	10/31/14	42.31	(0.05)	6.99	6.94	—		(1.92)	—	(1.92)	47.33	0.85	0.85	(0.12)	60	16.97	210
11/01/12	10/31/13	32.36	0.08	11.01	11.09	—		(1.14)	—	(1.14)	42.31	0.87	0.87	0.22	52	35.28	126
11/01/11	10/31/12	30.66	(0.07)	1.77	1.70	—		—	—	—	32.36	0.88	0.88	(0.23)	87	5.54	81
Class R-3*
11/01/16	04/30/17	41.25	(0.13)	7.07	6.94	—		—	—	—	48.19	1.39	1.39	(0.59)	25	16.82	26
11/01/15	10/31/16	42.46	(0.28)	(0.23)	(0.51)	—		(0.70)	—	(0.70)	41.25	1.46	1.46	(0.69)	34	(1.16)	21
11/01/14	10/31/15	44.90	(0.37)	2.22	1.85	—		(4.29)	—	(4.29)	42.46	1.41	1.42	(0.86)	52	4.42	24
11/01/13	10/31/14	40.48	(0.31)	6.65	6.34	—		(1.92)	—	(1.92)	44.90	1.48	1.48	(0.73)	60	16.23	16
11/01/12	10/31/13	31.19	(0.14)	10.57	10.43	—		(1.14)	—	(1.14)	40.48	1.49	1.49	(0.39)	52	34.46	12
11/01/11	10/31/12	29.73	(0.26)	1.72	1.46	—		—	—	—	31.19	1.49	1.49	(0.84)	87	4.91	8
Class R-5*
11/01/16	04/30/17	44.19	—	7.59	7.59	—	(e)	—	—	— (e)	51.78	0.79	0.79	0.01	25	17.19	182
11/01/15	10/31/16	45.15	(0.03)	(0.23)	(0.26)	—		(0.70)	—	(0.70)	44.19	0.83	0.83	(0.06)	34	(0.52)	153
11/01/14	10/31/15	47.28	(0.13)	2.29	2.16	—		(4.29)	—	(4.29)	45.15	0.82	0.83	(0.28)	52	4.89	133
11/01/13	10/31/14	42.27	(0.06)	6.99	6.93	—		(1.92)	—	(1.92)	47.28	0.87	0.87	(0.14)	60	16.96	55
11/01/12	10/31/13	32.34	0.09	10.98	11.07	—		(1.14)	—	(1.14)	42.27	0.89	0.89	0.24	52	35.24	39
11/01/11	10/31/12	30.64	(0.08)	1.78	1.70	—		—	—	—	32.34	0.90	0.90	(0.25)	87	5.55	30
Class R-6*
11/01/16	04/30/17	44.51	0.02	7.66	7.68	(0.01)		—	—	(0.01)	52.18	0.70	0.70	0.09	25	17.26	482
11/01/15	10/31/16	45.43	0.02	(0.24)	(0.22)	—		(0.70)	—	(0.70)	44.51	0.72	0.72	0.04	34	(0.43)	346
11/01/14	10/31/15	47.44	(0.10)	2.38	2.28	—		(4.29)	—	(4.29)	45.43	0.73	0.74	(0.21)	52	5.15	190
11/01/13	10/31/14	42.36	(0.05)	7.05	7.00	—		(1.92)	—	(1.92)	47.44	0.77	0.77	(0.10)	60	17.10	30
11/01/12	10/31/13	32.37	0.02	11.11	11.13	—		(1.14)	—	(1.14)	42.36	0.78	0.78	0.05	52	35.40	7
11/01/11	10/31/12	30.76	(0.05)	1.66	1.61	—		—	—	—	32.37	0.80	0.80	(0.16)	87	5.23	1

Eagle Mid Cap Stock Fund
Class A*
11/01/16	04/30/17	25.38	(0.04)	3.09	3.05	—		(2.00)	—	(2.00)	26.43	1.26	1.27	(0.34)	11	12.45	115
11/01/15	10/31/16	28.35	(0.11)	0.48	0.37	—		(3.34)	—	(3.34)	25.38	1.29	1.29	(0.42)	44	2.06	118
11/01/14	10/31/15	30.05	(0.12)	0.75	0.63	—		(2.33)	—	(2.33)	28.35	1.24	1.24	(0.40)	56	2.07	147
11/01/13	10/31/14	30.48	(0.13)	1.72	1.59	—		(2.02)	—	(2.02)	30.05	1.22	1.22	(0.43)	32	5.51	171
11/01/12	10/31/13	27.14	(0.04)	7.40	7.36	—		(4.02)	—	(4.02)	30.48	1.22	1.22	(0.14)	27	30.90	208
11/01/11	10/31/12	25.07	(0.02)	2.09	2.07	—		—	—	—	27.14	1.20	1.20	(0.09)	184	8.26	260

The accompanying notes are an integral part of the financial statements.	27

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)	Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Mid Cap Stock Fund (cont’d)
Class C*
11/01/16	04/30/17	$19.40	$(0.11)	$2.35	$2.24	$—	$(2.00)	$—	$(2.00)	$19.64	2.02	2.03	(1.09)	11	12.08	$87
11/01/15	10/31/16	22.64	(0.23)	0.33	0.10	—	(3.34)	—	(3.34)	19.40	2.04	2.04	(1.17)	44	1.28	90
11/01/14	10/31/15	24.62	(0.27)	0.62	0.35	—	(2.33)	—	(2.33)	22.64	1.99	1.99	(1.16)	56	1.32	109
11/01/13	10/31/14	25.52	(0.28)	1.40	1.12	—	(2.02)	—	(2.02)	24.62	1.96	1.96	(1.17)	32	4.69	124
11/01/12	10/31/13	23.49	(0.21)	6.26	6.05	—	(4.02)	—	(4.02)	25.52	1.95	1.95	(0.90)	27	30.00	138
11/01/11	10/31/12	21.86	(0.20)	1.83	1.63	—	—	—	—	23.49	1.92	1.92	(0.85)	184	7.46	147
Class I*
11/01/16	04/30/17	26.64	(0.01)	3.26	3.25	—	(2.00)	—	(2.00)	27.89	0.95	0.95	(0.06)	11	12.62	56
11/01/15	10/31/16	29.50	(0.02)	0.50	0.48	—	(3.34)	—	(3.34)	26.64	0.95	0.99	(0.08)	44	2.39	45
11/01/14	10/31/15	31.09	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.50	0.95	1.06	(0.10)	56	2.37	51
11/01/13	10/31/14	31.39	(0.05)	1.77	1.72	—	(2.02)	—	(2.02)	31.09	0.95	1.10	(0.16)	32	5.78	87
11/01/12	10/31/13	27.76	0.03	7.62	7.65	—	(4.02)	—	(4.02)	31.39	0.95	1.12	0.11	27	31.31	98
11/01/11	10/31/12	25.58	0.04	2.14	2.18	—	—	—	—	27.76	0.91	0.91	0.16	184	8.52	118
Class R-3*
11/01/16	04/30/17	24.48	(0.07)	2.99	2.92	—	(2.00)	—	(2.00)	25.40	1.50	1.53	(0.60)	11	12.37	2
11/01/15	10/31/16	27.55	(0.17)	0.44	0.27	—	(3.34)	—	(3.34)	24.48	1.58	1.58	(0.71)	44	1.72	1
11/01/14	10/31/15	29.36	(0.21)	0.73	0.52	—	(2.33)	—	(2.33)	27.55	1.59	1.59	(0.73)	56	1.71	2
11/01/13	10/31/14	29.92	(0.21)	1.67	1.46	—	(2.02)	—	(2.02)	29.36	1.53	1.53	(0.73)	32	5.16	5
11/01/12	10/31/13	26.78	(0.13)	7.29	7.16	—	(4.02)	—	(4.02)	29.92	1.52	1.52	(0.48)	27	30.53	6
11/01/11	10/31/12	24.80	(0.12)	2.10	1.98	—	—	—	—	26.78	1.49	1.49	(0.47)	184	7.98	6
Class R-5*
11/01/16	04/30/17	26.79	(0.01)	3.28	3.27	—	(2.00)	—	(2.00)	28.06	0.95	1.08	(0.04)	11	12.62	0
11/01/15	10/31/16	29.65	(0.02)	0.50	0.48	—	(3.34)	—	(3.34)	26.79	0.95	1.07	(0.08)	44	2.38	0
11/01/14	10/31/15	31.24	(0.03)	0.77	0.74	—	(2.33)	—	(2.33)	29.65	0.95	0.99	(0.10)	56	2.36	0
11/01/13	10/31/14	31.53	(0.05)	1.78	1.73	—	(2.02)	—	(2.02)	31.24	0.94	0.94	(0.16)	32	5.79	0
11/01/12	10/31/13	27.77	0.19	7.59	7.78	—	(4.02)	—	(4.02)	31.53	0.84	0.84	0.69	27	31.84	1
11/01/11	10/31/12	25.60	0.05	2.12	2.17	—	—	—	—	27.77	0.94	0.94	0.19	184	8.48	13
Class R-6*
11/01/16	04/30/17	26.87	0.01	3.29	3.30	—	(2.00)	—	(2.00)	28.17	0.85	0.87	0.05	11	12.70	1
11/01/15	10/31/16	29.70	0.01	0.50	0.51	—	(3.34)	—	(3.34)	26.87	0.85	0.87	0.02	44	2.48	1
11/01/14	10/31/15	31.25	— (e)	0.78	0.78	—	(2.33)	—	(2.33)	29.70	0.83	0.84	0.01	56	2.49	0
11/01/13	10/31/14	31.50	(0.01)	1.78	1.77	—	(2.02)	—	(2.02)	31.25	0.82	0.82	(0.04)	32	5.93	1
11/01/12	10/31/13	27.81	(0.02)	7.73	7.71	—	(4.02)	—	(4.02)	31.50	0.79	0.79	(0.08)	27	31.49	0
11/01/11	10/31/12	25.70	0.05	2.06	2.11	—	—	—	—	27.81	0.85	0.91	0.18	184	8.21	0

Eagle Small Cap Growth Fund
Class A*
11/01/16	04/30/17	50.48	(0.08)	9.72	9.64	—	(1.62)	—	(1.62)	58.50	1.14	1.14	(0.29)	15	19.44	888
11/01/15	10/31/16	52.98	(0.33)	1.29	0.96	—	(3.46)	—	(3.46)	50.48	1.15	1.15	(0.66)	32	2.07	848
11/01/14	10/31/15	57.57	(0.33)	2.22	1.89	—	(6.48)	—	(6.48)	52.98	1.10	1.10	(0.60)	45	3.23	711
11/01/13	10/31/14	54.33	(0.34)	4.27	3.93	—	(0.69)	—	(0.69)	57.57	1.11	1.11	(0.61)	37	7.30	759
11/01/12	10/31/13	41.13	(0.16)	13.36	13.20	—	—	—	—	54.33	1.10	1.10	(0.33)	38	32.09	999
11/01/11	10/31/12	38.93	(0.24)	2.44	2.20	—	—	—	—	41.13	1.11	1.11	(0.61)	44	5.65	690
Class C*
11/01/16	04/30/17	39.10	(0.21)	7.48	7.27	—	(1.62)	—	(1.62)	44.75	1.82	1.82	(0.98)	15	19.03	181
11/01/15	10/31/16	42.10	(0.52)	0.98	0.46	—	(3.46)	—	(3.46)	39.10	1.85	1.85	(1.36)	32	1.37	166
11/01/14	10/31/15	47.33	(0.59)	1.84	1.25	—	(6.48)	—	(6.48)	42.10	1.82	1.82	(1.32)	45	2.49	186
11/01/13	10/31/14	45.11	(0.61)	3.52	2.91	—	(0.69)	—	(0.69)	47.33	1.82	1.82	(1.32)	37	6.52	190
11/01/12	10/31/13	34.40	(0.42)	11.13	10.71	—	—	—	—	45.11	1.82	1.82	(1.05)	38	31.13	189
11/01/11	10/31/12	32.78	(0.44)	2.06	1.62	—	—	—	—	34.40	1.83	1.83	(1.32)	44	4.94	129

28	The accompanying notes are an integral part of the financial statements.

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Small Cap Growth Fund (cont’d)
Class I*
11/01/16	04/30/17	$52.55	$0.02	$10.12	$10.14	$—	$(1.62)	$—	$(1.62)	$61.07	0.80	0.80	0.05	15		19.63	$1,423
11/01/15	10/31/16	54.84	(0.16)	1.33	1.17	—	(3.46)	—	(3.46)	52.55	0.81	0.81	(0.32)	32		2.40	1,374
11/01/14	10/31/15	59.19	(0.16)	2.29	2.13	—	(6.48)	—	(6.48)	54.84	0.78	0.78	(0.28)	45		3.58	1,757
11/01/13	10/31/14	55.68	(0.16)	4.36	4.20	—	(0.69)	—	(0.69)	59.19	0.78	0.78	(0.29)	37		7.61	1,770
11/01/12	10/31/13	42.04	(0.01)	13.67	13.66	(0.02)	—	—	(0.02)	55.68	0.79	0.79	(0.01)	38		32.49	1,815
11/01/11	10/31/12	39.65	(0.11)	2.50	2.39	—	—	—	—	42.04	0.78	0.78	(0.28)	44		6.03	1,313
Class R-3*
11/01/16	04/30/17	49.18	(0.13)	9.46	9.33	—	(1.62)	—	(1.62)	56.89	1.33	1.33	(0.48)	15		19.32	100
11/01/15	10/31/16	51.82	(0.43)	1.25	0.82	—	(3.46)	—	(3.46)	49.18	1.39	1.39	(0.90)	32		1.83	94
11/01/14	10/31/15	56.59	(0.48)	2.19	1.71	—	(6.48)	—	(6.48)	51.82	1.38	1.38	(0.88)	45		2.94	119
11/01/13	10/31/14	53.58	(0.50)	4.20	3.70	—	(0.69)	—	(0.69)	56.59	1.42	1.42	(0.92)	37		6.97	127
11/01/12	10/31/13	40.68	(0.29)	13.19	12.90	—	—	—	—	53.58	1.37	1.37	(0.62)	38		31.71	134
11/01/11	10/31/12	38.58	(0.35)	2.45	2.10	—	—	—	—	40.68	1.38	1.38	(0.88)	44		5.44	84
Class R-5*
11/01/16	04/30/17	52.75	0.03	10.17	10.20	—	(1.62)	—	(1.62)	61.33	0.77	0.77	0.09	15		19.67	$441
11/01/15	10/31/16	55.02	(0.15)	1.34	1.19	—	(3.46)	—	(3.46)	52.75	0.78	0.78	(0.30)	32		2.43	444
11/01/14	10/31/15	59.37	(0.15)	2.28	2.13	—	(6.48)	—	(6.48)	55.02	0.75	0.75	(0.25)	45		3.57	418
11/01/13	10/31/14	55.83	(0.16)	4.39	4.23	—	(0.69)	—	(0.69)	59.37	0.77	0.77	(0.28)	37		7.64	348
11/01/12	10/31/13	42.14	0.01	13.69	13.70	(0.01)	—	—	(0.01)	55.83	0.77	0.77	0.02	38		32.51	341
11/01/11	10/31/12	39.74	(0.12)	2.52	2.40	—	—	—	—	42.14	0.80	0.80	(0.29)	44		6.04	242
Class R-6*
11/01/16	04/30/17	53.06	0.04	10.25	10.29	—	(1.62)	—	(1.62)	61.73	0.66	0.66	0.12	15		19.73	1,751
11/01/15	10/31/16	55.27	(0.10)	1.35	1.25	—	(3.46)	—	(3.46)	53.06	0.67	0.67	(0.19)	32		2.53	1,139
11/01/14	10/31/15	59.55	(0.10)	2.30	2.20	—	(6.48)	—	(6.48)	55.27	0.66	0.66	(0.17)	45		3.68	737
11/01/13	10/31/14	55.92	(0.10)	4.42	4.32	—	(0.69)	—	(0.69)	59.55	0.66	0.66	(0.17)	37		7.79	576
11/01/12	10/31/13	42.20	0.03	13.74	13.77	(0.05)	—	—	(0.05)	55.92	0.68	0.68	0.07	38		32.68	502
11/01/11	10/31/12	39.76	(0.09)	2.53	2.44	—	—	—	—	42.20	0.69	0.69	(0.22)	44		6.14	260

Eagle Smaller Company Fund
Class A*
11/01/16	04/30/17	13.01	(0.02)	1.97	1.95	—	(1.27)	—	(1.27)	13.69	1.36	1.87	(0.23)	14		15.55	16
11/01/15	10/31/16	12.32	(0.05)	0.74	0.69	—	—	—	—	13.01	1.43	1.83	(0.38)	46		5.60	15
11/01/14	10/31/15	23.65	(0.10)	0.08	(0.02)	—	(11.31)	—	(11.31)	12.32	1.41	1.60	(0.70)	79		(1.88)	20
11/01/13	10/31/14	23.38	(0.09)	0.87	0.78	—	(0.51)	—	(0.51)	23.65	1.38	1.36	(0.38)	68	(f)	3.34	18
11/01/12	10/31/13	18.93	(0.03)	5.96	5.93	(0.09)	(1.39)	—	(1.48)	23.38	1.37	1.40	(0.13)	14		33.60	19
11/01/11	10/31/12	20.05	0.04	1.47	1.51	—	(2.63)	—	(2.63)	18.93	1.35	1.42	0.23	13		9.31	13
Class C*
11/01/16	04/30/17	11.59	(0.06)	1.74	1.68	—	(1.27)	—	(1.27)	12.00	2.10	2.59	(0.96)	14		15.10	18
11/01/15	10/31/16	11.05	(0.12)	0.66	0.54	—	—	—	—	11.59	2.16	2.57	(1.12)	46		4.89	17
11/01/14	10/31/15	22.46	(0.18)	0.08	(0.10)	—	(11.31)	—	(11.31)	11.05	2.17	2.35	(1.49)	79		(2.64)	21
11/01/13	10/31/14	22.38	(0.25)	0.84	0.59	—	(0.51)	—	(0.51)	22.46	2.11	2.09	(1.11)	68	(f)	2.63	11
11/01/12	10/31/13	18.22	(0.18)	5.73	5.55	—	(1.39)	—	(1.39)	22.38	2.12	2.14	(0.88)	14		32.62	11
11/01/11	10/31/12	19.52	(0.10)	1.43	1.33	—	(2.63)	—	(2.63)	18.22	2.11	2.19	(0.54)	13		8.54	7
Class I*
11/01/16	04/30/17	13.87	0.01	2.11	2.12	—	(1.27)	—	(1.27)	14.72	0.95	1.56	0.21	14		15.83	8
11/01/15	10/31/16	13.07	0.02	0.78	0.80	—	—	—	—	13.87	0.95	1.52	0.13	46		6.12	9
11/01/14	10/31/15	24.27	(0.03)	0.14	0.11	—	(11.31)	—	(11.31)	13.07	0.95	1.27	(0.17)	79		(0.99)	15
11/01/13	10/31/14	23.86	0.02	0.91	0.93	(0.01)	(0.51)	—	(0.52)	24.27	0.95	1.10	0.10	68	(f)	3.93	33
11/01/12	10/31/13	19.28	0.06	6.07	6.13	(0.16)	(1.39)	—	(1.55)	23.86	0.95	1.16	0.27	14		34.20	106
11/01/11	10/31/12	20.31	0.12	1.49	1.61	(0.01)	(2.63)	—	(2.64)	19.28	0.95	1.17	0.61	13		9.74	58

The accompanying notes are an integral part of the financial statements.	29

Financial Highlights

Fiscal periods			From investment operations			Dividends & distributions					Ratios to average net asset (%)
		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	From return of capital	Total	Ending net asset value	With expenses waived/ recovered (d)	Without expenses waived/ recovered (d)	Net income (loss) (d)	Portfolio turnover rate (%) (a)		Total return (%) (a)(b)	Ending net assets (millions)
Beginning	Ending
Eagle Smaller Company Fund (cont’d)
Class R-3*
11/01/16	04/30/17	$12.60	$(0.03)	$1.89	$1.86	$—	$(1.27)	$—	$(1.27)	$13.19	1.63	2.12	(0.51)	14		15.34	$0
11/01/15	10/31/16	11.96	(0.08)	0.72	0.64	—	—	—	—	12.60	1.70	2.19	(0.65)	46		5.35	0
11/01/14	10/31/15	23.33	(0.13)	0.07	(0.06)	—	(11.31)	—	(11.31)	11.96	1.70	2.07	(0.94)	79		(2.19)	0
11/01/13	10/31/14	23.12	(0.17)	0.89	0.72	—	(0.51)	—	(0.51)	23.33	1.70	1.77	(0.72)	68	(f)	3.11	0
11/01/12	10/31/13	18.77	(0.08)	5.89	5.81	(0.07)	(1.39)	—	(1.46)	23.12	1.70	1.85	(0.40)	14		33.17	0
11/01/11	10/31/12	19.96	— (e)	1.44	1.44	—	(2.63)	—	(2.63)	18.77	1.70	1.80	0.02	13		8.95	0
Class R-5*
11/01/16	04/30/17	13.71	0.01	2.08	2.09	—	(1.27)	—	(1.27)	14.53	0.95	1.66	0.17	14		15.79	0
11/01/15	10/31/16	12.93	(0.01)	0.79	0.78	—	—	—	—	13.71	0.95	1.67	(0.08)	46		6.03	0
11/01/14	10/31/15	24.20	(0.03)	0.07	0.04	—	(11.31)	—	(11.31)	12.93	0.95	1.14	(0.24)	79		(1.41)	0
11/01/13	10/31/14	23.82	0.04	0.87	0.91	(0.02)	(0.51)	—	(0.53)	24.20	0.95	1.04	0.18	68	(f)	3.85	0
11/01/12	10/31/13	19.25	(0.02)	6.15	6.13	(0.17)	(1.39)	—	(1.56)	23.82	0.95	1.00	(0.11)	14		34.25	0
11/01/11	10/31/12	20.30	0.12	1.48	1.60	(0.02)	(2.63)	—	(2.65)	19.25	0.95	1.28	0.62	13		9.72	0
Class R-6*
11/01/16	04/30/17	13.77	0.02	2.09	2.11	—	(1.27)	—	(1.27)	14.61	0.85	1.40	0.28	14		15.87	3
11/01/15	10/31/16	12.96	0.04	0.77	0.81	—	—	—	—	13.77	0.85	1.31	0.32	46		6.25	3
11/01/14	10/31/15	24.22	(0.01)	0.06	0.05	—	(11.31)	—	(11.31)	12.96	0.85	1.20	(0.07)	79		(1.33)	10
11/01/13	10/31/14	23.86	0.03	0.87	0.90	(0.03)	(0.51)	—	(0.54)	24.22	0.85	0.94	0.13	68	(f)	3.78	25
11/01/12	10/31/13	19.28	0.01	6.14	6.15	(0.18)	(1.39)	—	(1.57)	23.86	0.85	0.96	0.04	14		34.33	18
11/01/11	10/31/12	20.30	0.14	1.49	1.63	(0.02)	(2.63)	—	(2.65)	19.28	0.85	1.15	0.72	13		9.85	0

Eagle Tactical Allocation Fund
Class A*
11/01/16	04/30/17	14.59	0.05	0.44	0.49	(0.04)	(0.02)	—	(0.06)	15.02	1.17	4.16	0.74	124		3.34	2
12/31/15	10/31/16	14.29	0.06	0.24	0.30	—	—	—	—	14.59	1.17	17.33	0.47	66		2.10	2
Class C*
11/01/16	04/30/17	14.50	(0.01)	0.44	0.43	—	(0.02)	—	(0.02)	14.91	1.95	4.97	(0.08)	124		2.95	2
12/31/15	10/31/16	14.29	(0.04)	0.25	0.21	—	—	—	—	14.50	1.97	10.40	(0.31)	66		1.47	1
Class I*
11/01/16	04/30/17	14.62	0.07	0.44	0.51	(0.08)	(0.02)	—	(0.10)	15.03	0.87	3.71	0.98	124		3.49	11
12/31/15	10/31/16	14.29	0.10	0.23	0.33	—	—	—	—	14.62	0.87	8.81	0.77	66		2.31	5
Class R-3*
11/01/16	04/30/17	14.57	0.04	0.43	0.47	—	(0.02)	—	(0.02)	15.02	1.39	4.33	0.52	124		3.21	0
12/31/15	10/31/16	14.29	0.03	0.25	0.28	—	—	—	—	14.57	1.37	22.76	0.21	66		1.96	0
Class R-5*
11/01/16	04/30/17	14.63	0.08	0.43	0.51	(0.08)	(0.02)	—	(0.10)	15.04	0.87	3.67	1.09	124		3.49	0
12/31/15	10/31/16	14.29	0.08	0.26	0.34	—	—	—	—	14.63	0.87	21.86	0.69	66		2.38	0
Class R-6*
11/01/16	04/30/17	14.64	0.08	0.44	0.52	(0.09)	(0.02)	—	(0.11)	15.05	0.77	3.75	1.14	124		3.52	0
12/31/15	10/31/16	14.29	0.10	0.25	0.35	—	—	—	—	14.64	0.77	22.16	0.82	66		2.45	0

* Per share amounts have been calculated using the daily average share method. The data for the fiscal periods ending after October 31, 2016 is unaudited.

(a) Not annualized for periods less than one year.

(b) Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.

(c) The Eagle Capital Appreciation Fund changed its subadvisor effective June 28, 2013.

(d) Annualized for periods less than one year.

(e) Per share amount is less than $0.005.

(f) The Eagle Smaller Company Fund changed its subadvisor effective October 20, 2014.

30	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

(UNAUDITED)	04.30.2017

NOTE 1  |  Organization and investment objective  |  The Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the Eagle Series Trust (each a “Trust” and collectively the “Trusts” or the “Eagle Family of Funds”) are organized as separate Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended, as open-end diversified management investment companies. Currently, all members of the Board of Trustees (“Board”) for the Trusts serve as Trustees for each of the Trusts. The Trusts offer shares in the following series (each a “Fund” and collectively the “Funds”) and are advised by Eagle Asset Management, Inc. (“Eagle” or “Manager”).

•	The Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation.

•	The Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.

The Eagle Series Trust currently offers shares in seven series:

•	The Eagle International Stock Fund (“International Stock Fund”) seeks capital appreciation,

•	The Eagle Investment Grade Bond Fund (“Investment Grade Bond Fund”) seeks current income and preservation of capital,

•	The Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Mid Cap Stock Fund (“Mid Cap Stock Fund”) seeks long-term capital appreciation,

•	The Eagle Small Cap Growth Fund (“Small Cap Growth Fund”) seeks long-term capital appreciation,

•	The Eagle Smaller Company Fund (“Smaller Company Fund”) seeks capital growth, and

•	The Eagle Tactical Allocation Fund (“Tactical Allocation Fund”) seeks long-term capital appreciation.

The Eagle Series Trust also includes the Eagle Tax-Exempt Bond Fund which is not currently offered for sale.

Class offerings  |   Each Fund is authorized and currently offers Class A, Class C, Class I, Class R-3, Class R-5, and Class R-6 shares to qualified buyers.

•

For all Funds except the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Investment Grade Bond Fund, Class A shares are sold at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.

•	Class C shares are sold subject to a CDSC of 1% of the lower of NAV or purchase price if redeemed within one year of purchase.

•	Class I, Class R-3, Class R-5 and Class R-6 shares are each sold without a front-end sales charge or a CDSC to qualified buyers.

NOTE 2  |  Significant accounting policies  |  The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.

Use of estimates  |  The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

Valuation of securities  |  The price of each Fund’s shares is based on the NAV per share of each class of a Fund. The NAV of each Fund’s shares is normally calculated each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq, typically 4:00 p.m., Eastern time. A Fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAVs.

Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV.

A market quotation may be considered unreliable or unavailable for various reasons, such as:

•	The quotation may be stale;

•	The security is not actively traded;

•	Trading on the security halted before the close of the trading market;

•	The security is newly issued;

•	Issuer-specific or vendor specific events occurred after the security halted trading; or

•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

Issuer-specific events may cause the last market quotation to be unreliable. Such events may include:

•	A merger or insolvency;

•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or

•	Market events, such as a significant movement in the U.S. markets.

For most securities, both the latest transaction prices and adjustments for securities traded in foreign markets are furnished by Board approved independent pricing services. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (“Procedures”) approved by the Board. A Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is the amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of appropriate factors, including indications of fair value available from independent pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Procedures, the Board has delegated the responsibility for applying and administering the Procedures to a valuation committee (“Valuation Committee”). The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Eagle checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Eagle compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Eagle

31

Notes to Financial Statements

(UNAUDITED)	04.30.2017

documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for a Fund. Fair value pricing methods, the Procedures and independent pricing services can change from time to time as approved by the Board, and may occur as a result of lookback testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by a Fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a Fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows

•

Domestic exchange-traded equity securities  |  Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•

Foreign exchange-traded equity securities  |  If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time trading ends in a foreign market on a particular security and a Fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that a Fund or Eagle determines, in its judgment, is likely to have affected the closing price of a foreign security, the security will be priced at fair value. Eagle also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the NYSE Close. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a Fund’s shares is determined only on business days of the Fund, the value of the securities of a Fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the Fund.

•

Fixed income securities  |  Government bonds, corporate bonds, asset- backed bonds, municipal bonds, short-term securities (investments that have a maturity date of 60 days or less) and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures

•

Futures and Options  |  Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the period ended April 30, 2017, none of the Funds held futures or options.

•

Investment companies and exchange-traded funds (ETFs)  |  Investments in other open-end investment companies are valued at their reported NAV. Investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair value measurements  |  Each Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;

Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2017.

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Capital Appreciation Fund
Common stocks (a)	$368,242,576	$—	$—
Money market funds	1,491,245	—	—
Total investment portfolio	$369,733,821	$—	$—

32

Notes to Financial Statements

(UNAUDITED)	04.30.2017

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Growth & Income Fund
Common stocks (a)	$600,918,347	$—	$—
Money market funds	8,761,247	—	—
Total investment portfolio	$609,679,594	$—	$—
International Stock Fund
Common stocks (a):
Australia	$—	$504,929	$—
Denmark	—	390,169	—
Finland	—	216,779	—
France	—	1,543,728	—
Germany	—	1,791,037	—
Hong Kong	—	166,593	—
Israel	115,255	166,314	—
Italy	—	496,813	—
Japan	—	4,299,903	—
Netherlands	—	593,865	—
Norway	—	91,948	—
Singapore	—	108,613	—
Spain	—	203,718	—
Sweden	—	486,770	—
Switzerland	—	652,403	—
United Kingdom	—	2,946,883	—
Preferred stocks	—	91,914	—
Money market funds	81,756	—	—
Total investment portfolio	$197,011	$14,752,379	$—
Investment Grade Bond Fund
Domestic corporate bonds (a)	$—	$24,064,126	$—
Foreign corporate bonds (a)	—	3,007,984	—
Mortgage and asset-backed securities	—	11,378,415	—
Foreign government bonds	—	148,822	—
U.S. Treasuries	—	760,195	—
U.S. Government agency securities	—	1,071,509	—
Supranational banks	—	3,759,426	—
Money market funds	623,080	—	—
Total investment portfolio	$623,080	$44,190,477	$—
Mid Cap Growth Fund
Common stocks (a)	$1,671,371,402	$—	$—
Money market funds	19,108,640	—	—
Total investment portfolio	$1,690,480,042	$—	$—

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Mid Cap Stock Fund
Common stocks (a)	$254,715,090	$—	$—
Money market funds	3,775,354	—	—
Total investment portfolio	$258,490,444	$—	$—
Small Cap Growth Fund
Common stocks (a)	$4,678,490,576	$—	$—
Contingent value rights	—	—	242,594
Money market funds	112,152,145	—	—
Total investment portfolio	$4,790,642,721	$—	$242,594
Smaller Company Fund
Common stocks (a)	$43,335,367	$—	$—
Money market funds	2,816,872	—	—
Total investment portfolio	$46,152,239	$—	$—
Tactical Allocation Fund
Exchange traded funds	$14,083,504	$—	$—
Money market funds	155,672	—	—
Total investment portfolio	$14,239,176	$—	$—

(a) Please see the investment portfolio for detail by industry.

The Fund recognizes transfers between levels at the end of the reporting period. During the period ended April 30, 2017, there were no transfers in or out of Levels 1, 2, or 3.

The following is a reconciliation of Level 3 securities held by the Small Cap Growth Fund as of April 30, 2017 for which significant unobservable inputs were used to determine fair value:

Small Cap Growth Fund
Balance as of October 31, 2016	$242,594
Purchases	—
Change in unrealized appreciation (depreciation)	—
Balance as of April 30, 2017	$242,594

The Funds’ policy for disclosing the valuation techniques and significant unobservable inputs for Level 3 assets and liabilities is to provide such disclosures when aggregate exposure to Level 3 investments exceeds 1% of net asset value. At April 30, 2017, the Level 3 investments within the Fund did not exceed such threshold and therefore have not been disclosed.

The contingent value rights (“CVR”) were acquired as a result of Dyax Corp. (which was a portfolio holding of the Fund) being acquired by Shire PLC. In exchange for the Fund’s shares in Dyax Corp., the Fund received cash consideration from Shire PLC as well as the CVR.

Foreign currency transactions  |  The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and

33

Notes to Financial Statements

(UNAUDITED)	04.30.2017

losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.

Forward currency exchange contracts  |  Each of the Funds, except the Small Cap Growth Fund, is authorized to enter into forward currency contracts, which are used primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. Forward currency exchange contracts are valued in U.S. dollars based upon forward exchange rates provided by an independent pricing service as of the close of the NYSE each valuation day and the unrealized gain or loss is included in the related Statement of Assets and Liabilities. When the contracts are closed, the gain or loss is realized. Realized and unrealized gains and losses are included in the related Statement of Operations. Risks may arise from unanticipated movements in the currency’s value relative to the U.S. dollar and from the possible inability of counter-parties to meet the terms of their contracts. During the period ended April 30, 2017, none of the Funds held forward currency exchange contracts.

Real estate investment trusts (“REIT(s)”)  |  There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year-end and may differ from the estimated amounts.

Repurchase agreements  |  Each Fund may enter into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the period ended April 30, 2017, none of the Funds held any repurchase agreements.

Revenue recognition  |  Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Foreign taxes  |  The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds accrue such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a Fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.

Expenses  |  Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Eagle Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each Fund are allocated to each class of shares based upon its relative percentage of net assets.

Class allocations  |  Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets

Distributions  |   Each Fund, except the Investment Grade Bond Fund and the Growth & Income Fund, distributes net investment income annually. Distributions of net investment income in the Investment Grade Bond Fund and the Growth & Income Fund are made monthly and quarterly, respectively. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable Fund, will be distributed to shareholders annually in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Dividends paid to shareholders from net investment income were as follows:

Distributions from net investment income	11/1/16 to 04/30/17	11/1/15 to 10/31/16
Capital Appreciation Fund
Class A	$103,196	$46,043
Class C	—	—
Class I	309,650	332,588
Class R-3	—	—
Class R-5	27,256	23,910
Class R-6	147,658	11
Growth & Income Fund
Class A	1,368,160	3,012,861
Class C	996,304	2,167,962
Class I	2,146,059	3,364,278
Class R-3	20,483	41,794
Class R-5	3,801	6,226
Class R-6	395,419	714,390
International Stock Fund
Class A	46,900	45,124
Class C	50,527	—
Class I	137,212	28,889
Class R-3	13,703	3
Class R-5	604	212
Class R-6	220	25
Investment Grade Bond Fund
Class A	122,566	230,287
Class C	72,188	106,098
Class I	99,263	149,267
Class R-3	1,540	1,369
Class R-5	217	262
Class R-6	6,650	2,025

34

Notes to Financial Statements

(UNAUDITED)	04.30.2017

Distributions from net investment income (cont’d)	11/1/16 to 04/30/17	11/1/15 to 10/31/16
Mid Cap Growth Fund
Class A	$—	$—
Class C	—	—
Class I	7,063	—
Class R-3	—	—
Class R-5	13,093	—
Class R-6	77,414	—
Tactical Allocation Fund
Class A	5,272	—
Class C	—	—
Class I	39,118	—
Class R-3	—	—
Class R-5	277	—
Class R-6	60	—

Distributions paid to shareholders from net realized gains were as follows:

Distributions from net realized gains	11/1/16 to 04/30/17	11/1/15 to 10/31/16
Capital Appreciation Fund
Class A	$8,681,228	$21,628,944
Class C	4,827,925	11,141,899
Class I	5,528,128	13,002,521
Class R-3	43,242	130,368
Class R-5	438,881	998,682
Class R-6	1,693,653	314
Growth & Income Fund
Class A	7,622,797	—
Class C	9,453,020	—
Class I	9,299,716	—
Class R-3	133,019	—
Class R-5	17,227	—
Class R-6	1,771,834	—
Investment Grade Bond Fund
Class A	139,393	56,240
Class C	165,785	61,745
Class I	93,612	23,537
Class R-3	1,747	83
Class R-5	205	9
Class R-6	5,965	7
Mid Cap Growth Fund
Class A	—	5,805,631
Class C	—	2,320,335
Class I	—	6,175,640

Distributions from net realized gains (cont’d)	11/1/16 to 04/30/17	11/1/15 to 10/31/16
Mid Cap Growth Fund (cont’d)
Class R-3	$—	$394,348
Class R-5	—	2,154,918
Class R-6	—	3,455,584
Mid Cap Stock Fund
Class A	9,063,060	16,786,955
Class C	8,860,065	15,689,307
Class I	3,459,045	5,595,464
Class R-3	109,122	202,795
Class R-5	15,755	27,645
Class R-6	39,211	123,684
Small Cap Growth Fund
Class A	25,774,205	45,836,967
Class C	6,681,256	15,163,196
Class I	39,849,621	106,369,790
Class R-3	3,012,673	7,617,115
Class R-5	13,984,353	27,455,433
Class R-6	36,117,862	50,864,936
Smaller Company Fund
Class A	1,475,728	—
Class C	1,831,298	—
Class I	811,665	—
Class R-3	42,823	—
Class R-5	3,692	—
Class R-6	233,473	—
Tactical Allocation Fund
Class A	2,366	—
Class C	1,498	—
Class I	8,335	—
Class R-3	12	—
Class R-5	59	—
Class R-6	12	—

Offering costs  |  Offering costs of $155,956 associated with the formation of the Tactical Allocation Fund were accounted for as a deferred charge and were amortized on a straight line basis over 12 months from the date of commencement of operations, December 31, 2015. For the period ended October 31, 2016, the Tactical Allocation Fund amortized expenses of $133,806, and the remaining $22,150 was amortized during the period ended April 30, 2017.

Other  |  In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each Fund is expected to be remote.

35

Notes to Financial Statements

(UNAUDITED)	04.30.2017

NOTE 3  |  Purchases and sales of securities  |  For the period ended April 30, 2017, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Purchases	Sales
Capital Appreciation Fund	$64,390,675	$80,815,643
Growth & Income Fund	28,417,146	29,452,154
International Stock Fund	5,518,043	7,020,442
Investment Grade Bond Fund
Debt securities	9,091,734	12,348,700
U.S. Treasury securities	3,172,696	4,148,648
Mid Cap Growth Fund	453,200,391	380,131,866
Mid Cap Stock Fund	29,279,528	54,657,885
Small Cap Growth Fund	639,611,110	760,424,813
Smaller Company Fund	6,211,512	13,564,733
Tactical Allocation Fund	20,265,846	13,536,133

NOTE 4  |  Investment advisory fees and other transactions with affiliates  |  Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment advisory fee rate schedule	Breakpoint	Investment advisory fee
Capital Appreciation Fund	First $1 billion Over $1 billion	0.60 0.55	% %
Growth & Income Fund	First $100 million $100 million to $500 million Over $500 million	0.60 0.45 0.40	% % %
International Stock Fund	All assets	0.70%
Investment Grade Bond Fund	All assets	0.30%
Mid Cap Growth Fund, Mid Cap Stock Fund, Small Cap Growth Fund, Smaller Company Fund	First $500 million $500 million to $1 billion Over $1 billion	0.60 0.55 0.50	% % %
Tactical Allocation Fund	All assets	0.57%

For administrative services provided by the Manager, each Fund has agreed to pay an administrative rate of 0.15% of the average daily net assets of Class A, Class C and Class R-3 shares and 0.10% of the average daily net assets of Class I, Class R-5 and Class R-6 shares.

Subadvisory fees  |  The Manager has entered into subadvisory agreements with certain parties to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds.

The Manager entered into a subadvisory agreement with ClariVest Asset Management LLC (“ClariVest”), an affiliate of Eagle, to serve as subadvisor for the Capital Appreciation Fund and the International Stock Fund. Under this agreement, Eagle pays ClariVest an annualized rate of 0.55% and 0.70%, respectively, on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Capital Appreciation Fund and the International Stock Fund, respectively.

The Manager entered into a subadvisory agreement with Cougar Global Investments Limited (“Cougar Global”), an affiliate of Eagle, to serve as subadvisor for the Tactical Allocation Fund. Under this agreement, Eagle pays

Cougar Global an annualized rate of 0.57% on all assets as a percentage of the Fund’s average daily net assets, computed daily and payable monthly for the Tactical Allocation Fund.

Distribution and service fees  |  Pursuant to the Class A, Class C and Class R-3 Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Eagle Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Eagle Series Trust is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1% for Class C shares, and 0.50% for Class R-3 shares. The Funds do not incur any direct distribution expenses related to Class I, Class R-5 or Class R-6 shares. However, Eagle or any third party may make payments for the sale and distribution of all share classes, including Class I, Class R-5 or Class R-6 shares, from its own resources.

Sales charges  |  For the period ended April 30, 2017, total front-end sales charges and CDSCs paid to the Distributor were as follows:

	Front-end sales charge	Contingent deferred sales charges
	Class A	Class A	Class C
Capital Appreciation Fund	$25,636	$—	$88
Growth & Income Fund	71,986	—	883
International Stock Fund	1,945	—	15
Investment Grade Bond Fund	11,738	—	410
Mid Cap Growth Fund	104,937	—	555
Mid Cap Stock Fund	15,977	—	203
Small Cap Growth Fund	94,203	—	654
Smaller Company Fund	7,178	—	11
Tactical Allocation Fund	14,110	—	1,230

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.

Agency commissions  |  For the period ended April 30, 2017, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Total agency brokerage commissions	Paid to Raymond James & Associates, Inc.
Capital Appreciation Fund	$39,043	$—
Growth & Income Fund	23,096	—
International Stock Fund	6,269	—
Investment Grade Bond Fund	—	—
Mid Cap Growth Fund	319,237	3,236
Mid Cap Stock Fund	40,074	—
Small Cap Growth Fund	827,660	46,005
Smaller Company Fund	10,408	—
Tactical Allocation Fund	4,099	—

36

Notes to Financial Statements

(UNAUDITED)	04.30.2017

Internal audit fees  |  RJA provides internal audit services to the Funds. Each Fund pays RJA a fixed and/or hourly fee for these services.

Shareholder servicing fees  |  Eagle Fund Services, Inc. (“EFS”), an affiliate of the Manager, is the shareholder servicing agent for each of the Funds. EFS’ actual cost of providing such services is reimbursed by the Funds on a pro-rata basis of each Fund’s relative total net assets. The amount of shareholder servicing fees charged to the Funds were as follows:

Shareholder servicing fees	11/1/16 to 04/30/17
Capital Appreciation Fund Class A	$2,527
Capital Appreciation Fund Class C	1,084
Capital Appreciation Fund Class I	1,884
Capital Appreciation Fund Class R-3	13
Capital Appreciation Fund Class R-5	135
Capital Appreciation Fund Class R-6	—
Growth & Income Fund Class A	2,662
Growth & Income Fund Class C	3,170
Growth & Income Fund Class I	3,542
Growth & Income Fund Class R-3	47
Growth & Income Fund Class R-5	6
Growth & Income Fund Class R-6	—
International Stock Fund Class A	64
International Stock Fund Class C	80
International Stock Fund Class I	98
International Stock Fund Class R-3	11
International Stock Fund Class R-5	—
International Stock Fund Class R-6	—
Investment Grade Bond Fund Class A	272
Investment Grade Bond Fund Class C	317
Investment Grade Bond Fund Class I	186
Investment Grade Bond Fund Class R-3	4
Investment Grade Bond Fund Class R-5	—
Investment Grade Bond Fund Class R-6	—
Mid Cap Growth Fund Class A	5,893
Mid Cap Growth Fund Class C	2,071
Mid Cap Growth Fund Class I	8,114
Mid Cap Growth Fund Class R-3	406
Mid Cap Growth Fund Class R-5	2,931
Mid Cap Growth Fund Class R-6	—
Mid Cap Stock Fund Class A	2,047
Mid Cap Stock Fund Class C	1,537
Mid Cap Stock Fund Class I	886
Mid Cap Stock Fund Class R-3	25
Mid Cap Stock Fund Class R-5	4
Mid Cap Stock Fund Class R-6	—
Small Cap Growth Fund Class A	14,947

Shareholder servicing fees (cont’d)	11/1/16 to 04/30/17
Small Cap Growth Fund Class C	$3,044
Small Cap Growth Fund Class I	24,050
Small Cap Growth Fund Class R-3	1,686
Small Cap Growth Fund Class R-5	7,820
Small Cap Growth Fund Class R-6	—
Smaller Company Fund Class A	281
Smaller Company Fund Class C	310
Smaller Company Fund Class I	153
Smaller Company Fund Class R-3	8
Smaller Company Fund Class R-5	1
Smaller Company Fund Class R-6	—
Tactical Allocation Fund Class A	35
Tactical Allocation Fund Class C	24
Tactical Allocation Fund Class I	142
Tactical Allocation Fund Class R-3	—
Tactical Allocation Fund Class R-5	1
Tactical Allocation Fund Class R-6	—

Expense limitations  |  Eagle has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through February 28, 2018, to the extent that the annual operating expense rate for each class of shares exceeds the following annualized rates as a percentage of average daily net assets of each class of shares.

Expense limitations rate schedule	Class A	Class C	Class I
Capital Appreciation Fund	1.25%	2.00%	0.95%
Growth & Income Fund	1.25%	2.00%	0.95%
International Stock Fund	1.45%	2.20%	1.15%
Investment Grade Bond Fund	0.73%	1.48%	0.43%
Mid Cap Growth Fund	1.25%	2.00%	0.95%
Mid Cap Stock Fund	1.25%	2.00%	0.95%
Small Cap Growth Fund	1.25%	2.00%	0.95%
Smaller Company Fund	1.25%	2.00%	0.95%
Tactical Allocation Fund	1.17%	1.92%	0.87%

Expense limitations rate schedule	Class R-3	Class R-5	Class R-6
Capital Appreciation Fund	1.50%	0.95%	0.85%
Growth & Income Fund	1.50%	0.95%	0.85%
International Stock Fund	1.70%	1.15%	1.05%
Investment Grade Bond Fund	0.98%	0.43%	0.33%
Mid Cap Growth Fund	1.50%	0.95%	0.85%
Mid Cap Stock Fund	1.50%	0.95%	0.85%
Small Cap Growth Fund	1.50%	0.95%	0.85%
Smaller Company Fund	1.50%	0.95%	0.85%
Tactical Allocation Fund	1.42%	0.87%	0.77%

37

Notes to Financial Statements

(UNAUDITED)	04.30.2017

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses waived and/or reimbursed	11/1/16 to 04/30/17
Capital Appreciation Fund Class R-3	$130
International Stock Fund	167,770
International Stock Fund Class A	2,294
International Stock Fund Class C	2,149
International Stock Fund Class I	3,806
International Stock Fund Class R-3	460
International Stock Fund Class R-5	31
International Stock Fund Class R-6	39
Investment Grade Bond Fund	156,664
Investment Grade Bond Fund Class A	8,873
Investment Grade Bond Fund Class C	10,734
Investment Grade Bond Fund Class I	5,959
Investment Grade Bond Fund Class R-3	295
Investment Grade Bond Fund Class R-5	38
Investment Grade Bond Fund Class R-6	439
Mid Cap Stock Fund Class A	7,533
Mid Cap Stock Fund Class C	7,102
Mid Cap Stock Fund Class R-3	202
Mid Cap Stock Fund Class R-5	144
Mid Cap Stock Fund Class R-6	49
Smaller Company Fund	100,751
Smaller Company Fund Class A	5,388
Smaller Company Fund Class C	4,651
Smaller Company Fund Class I	7,684
Smaller Company Fund Class R-3	117
Smaller Company Fund Class R-5	60
Smaller Company Fund Class R-6	1,528
Tactical Allocation Fund	156,720
Tactical Allocation Fund Class A	2,023
Tactical Allocation Fund Class C	1,892
Tactical Allocation Fund Class I	6,488
Tactical Allocation Fund Class R-3	8
Tactical Allocation Fund Class R-5	18
Tactical Allocation Fund Class R-6	11

A portion or all of a Fund’s fees and expenses reduced and/or reimbursed by the Manager in prior fiscal years may be recoverable by Eagle prior to their expiration date. Eagle must recover from the same class of shares any previously reduced and/or reimbursed fees and expenses within two years from the Fund’s fiscal year-end during which the fees and expenses were originally reduced and/or reimbursed. Previously reduced and/or reimbursed fees and expenses are recovered by Eagle when expenses in the current fiscal year fall below the expense rate limitation then in effect. The following table shows the amounts that Eagle may be allowed to recover by class of shares and the date in which these amounts will expire:

Recoverable expenses	10/31/2019	10/31/2018	10/31/2017
Capital Appreciation Fund Class R-3	$130	$—	$—
International Stock Fund	167,770	342,061	317,873
International Stock Fund Class A	2,294	—	—
International Stock Fund Class C	2,149	—	—
International Stock Fund Class I	3,806	6,353	1,726
International Stock Fund Class R-3	460	103	—
International Stock Fund Class R-5	31	59	1
International Stock Fund Class R-6	39	42	4
Investment Grade Bond Fund	156,664	256,356	201,626
Investment Grade Bond Fund Class A	8,873	28,222	27,428
Investment Grade Bond Fund Class C	10,734	24,088	23,111
Investment Grade Bond Fund Class I	5,959	11,037	8,879
Investment Grade Bond Fund Class R-3	295	309	47
Investment Grade Bond Fund Class R-5	38	49	1
Investment Grade Bond Fund Class R-6	439	228	1
Mid Cap Stock Fund Class A	7,533	—	—
Mid Cap Stock Fund Class C	7,102	—	—
Mid Cap Stock Fund Class I	—	20,277	73,353
Mid Cap Stock Fund Class R-3	202	—	—
Mid Cap Stock Fund Class R-5	144	299	90
Mid Cap Stock Fund Class R-6	49	219	—
Smaller Company Fund	100,751	199,163	156,879
Smaller Company Fund Class A	5,388	—	—
Smaller Company Fund Class C	4,651	—	—
Smaller Company Fund Class I	7,684	19,684	25,016
Smaller Company Fund Class R-3	117	296	600
Smaller Company Fund Class R-5	60	62	1
Smaller Company Fund Class R-6	1,528	9,014	34,149
Tactical Allocation Fund	156,720	335,970	N/A
Tactical Allocation Fund Class A	2,023	7,408	N/A
Tactical Allocation Fund Class C	1,892	1,451	N/A
Tactical Allocation Fund Class I	6,488	2,263	N/A
Tactical Allocation Fund Class R-3	8	95	N/A
Tactical Allocation Fund Class R-5	18	91	N/A
Tactical Allocation Fund Class R-6	11	98	N/A

The Manager recovered previously waived expenses during the current period as follows:

Recovered fees previously waived	11/1/16 to 04/30/17
Capital Appreciation Fund Class R-6	$16
Mid Cap Stock Fund Class I	1,742

Trustees and officers compensation  |  Each Trustee of the Eagle Family of Funds who is not an employee of the Manager receives an annual retainer along with meeting fees for those Eagle Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic

38

Notes to Financial Statements

(UNAUDITED)	04.30.2017

meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a Fund, Trustees’ fees and expenses are paid equally by each Fund in the Eagle Family of Funds. Certain officers of the Eagle Family of Funds may also be officers and/or directors of Eagle. Such officers receive no compensation from the Funds except for the Funds’ Chief Compliance Officer. A portion of the Chief Compliance Officer’s total compensation is paid equally by each Fund in the Eagle Family of Funds.

NOTE 5  |  Federal income taxes and distributions Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2013 to October 31, 2016) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.

For income tax purposes, distributions paid during the fiscal periods ended as indicated below were as follows:

	Ordinary income		Long-term capital gains
	04/30/17	10/31/16	04/30/17	10/31/16
Capital Appreciation Fund	$587,760	$402,552	$21,213,057	$46,902,728
Growth & Income Fund	4,930,226	9,307,511	28,297,613	—
International Stock Fund	249,166	74,253	—	—
Investment Grade Bond Fund	549,955	626,460	159,176	4,469
Mid Cap Growth Fund	97,570	—	—	20,306,456
Mid Cap Stock Fund	—	—	21,546,258	38,425,850
Small Cap Growth Fund	2,337,539	—	123,082,431	253,307,437
Smaller Company Fund	—	—	4,398,679	—
Tactical Allocation Fund	57,009	—	—	—

NOTE 6  |  Line of Credit  |  As of April 30, 2017, the Trusts have a secured line of credit of up to $250,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trusts’ assets. Each Fund may borrow up to 33.33% of the net market value of such Fund’s assets, with the maximum aggregate limit of $250,000,000 for all Funds. Borrowings under this arrangement bear interest at U.S. Bank N.A.‘s prime rate minus one percent, which as of April 30, 2017 was 3.00%. The following table shows the details of the Funds’ borrowing activity during the period ended April 30, 2017. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Interest Rate
Capital Appreciation Fund	$5,787,000	$144,525	$1,977	2.72%
International Stock Fund	302,000	8,066	112	2.75%
Investment Grade Bond Fund	183,000	3,033	42	2.75%
Small Cap Growth Fund	25,269,000	147,503	2,039	2.75%
Tactical Allocation Fund	316,000	9,436	127	2.69%

As of April 30, 2017, none of the Funds had any amounts outstanding under the line of credit.

NOTE 7  |  Subsequent events  |  Special Shareholder Meeting: On May 12, 2017, the Board of each Trust approved, subject to shareholder approval, an agreement and plan of reorganization and termination (“Reorganization Agreement”) pursuant to which each Fund would be reorganized into corresponding series of Carillon Series Trust, a new Delaware statutory trust (“Carillon Reorganizations”). The Board has called a special meeting of shareholders (“Special Meeting”) to consider the Reorganization Agreement and the implementation of multi-manager relief that was previously granted to the Funds by the Securities and Exchange Commission.

Eagle Tax Exempt Bond Fund Termination: On May 12, 2017, the Board of Trustees of Eagle Series Trust approved the termination of the Eagle Tax Exempt Bond Fund. The Fund, which had not yet commenced operations and had no shareholders, was terminated in May 2017.

Internal Corporate Restructuring: Effective June 1, 2017, as part of an internal corporate reorganization (the “Internal Reorganization”), Eagle terminated the investment advisory and administration agreements that it had entered into with the Funds, and Eagle’s affiliate, Carillon Tower Advisers, Inc. (“Carillon”), entered into new investment advisory and administration agreements with the Funds pursuant to which Carillon will serve as the Funds’ investment adviser and administrator. Eagle also terminated the subadvisory agreements that it had entered into with ClariVest, with respect to the Eagle Capital Appreciation Fund and Eagle International Stock Fund, and Cougar Global, with respect to the Eagle Tactical Allocation Fund, and Carillon has entered into new subadvisory agreements with ClariVest and Cougar Global. As a result of the Internal Reorganization, Eagle now serves as the investment subadviser for the Eagle Growth & Income Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Small Cap Growth Fund and Eagle Smaller Company Fund. The new investment advisory and administration agreements with the Funds and the subadvisory agreements with Eagle, ClariVest and Cougar Global, which are the same as the previous agreements, with the exception of the parties and the dates, were approved by the Board on May 12, 2017. The investment professionals, investment processes and level of services provided to each Fund has remained the same. There has been no change to the fees paid by each Fund under the new investment advisory and administration agreements.

Scout Reorganizations: On June 12, 2017, the Board approved an agreement and plan of reorganization and termination pursuant to which seven series of Scout Funds (each a “Scout Fund”) would be reorganized into corresponding newly-created series of Carillon Series Trust or Eagle Series Trust (“Scout Reorganizations”). Currently, it is anticipated that each separate series of Eagle Series Trust, which is a Massachusetts business trust, will reorganize into a corresponding series of Carillon Series Trust, before the closing date of the Scout Reorganizations. However, if the Carillon Reorganizations have not occurred prior to the closing date of the Scout Reorganizations, each Scout Reorganization will occur between a Scout Fund and a corresponding series of Eagle Series Trust.

The Manager has evaluated subsequent events through June 15, 2017, the date these financial statements were issued, and determined that no other material events or transactions would require recognition or disclosure in the Funds’ financial statements.

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Understanding Your Ongoing Costs

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As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other fund expenses. The following sections are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Actual expenses  |  The table below shows the actual expenses you would have paid on a $1,000 investment made in each Fund on November 1, 2016 and held through April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes  |  The table below shows each Fund’s expenses based on a $1,000 investment held from November 1, 2016 through April 30, 2017 and assuming for this period a hypothetical 5% annualized rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

		Actual expenses		Hypothetical expenses
	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Capital Appreciation Fund
Class A	$1,000.00	$1,144.90	$6.43	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,140.40	10.51	1,014.98	9.89	1.98
Class I	1,000.00	1,146.80	4.79	1,020.33	4.51	0.90
Class R-3	1,000.00	1,143.10	8.13	1,017.21	7.65	1.53
Class R-5	1,000.00	1,146.50	4.79	1,020.33	4.51	0.90
Class R-6	1,000.00	1,147.50	4.37	1,020.73	4.11	0.82
Growth & Income Fund
Class A	1,000.00	1,111.90	5.39	1,019.69	5.16	1.03
Class C	1,000.00	1,107.70	9.41	1,015.87	9.00	1.80
Class I	1,000.00	1,113.70	3.93	1,021.08	3.76	0.75
Class R-3	1,000.00	1,110.40	6.85	1,018.30	6.56	1.31
Class R-5	1,000.00	1,113.80	3.77	1,021.22	3.61	0.72
Class R-6	1,000.00	1,113.90	3.46	1,021.52	3.31	0.66
International Stock Fund
Class A	1,000.00	1,108.40	8.63	1,016.61	8.25	1.65
Class C	1,000.00	1,104.50	12.47	1,012.94	11.93	2.39
Class I	1,000.00	1,111.20	6.02	1,019.09	5.76	1.15
Class R-3	1,000.00	1,108.30	9.04	1,016.22	8.65	1.73
Class R-5	1,000.00	1,110.60	6.02	1,019.09	5.76	1.15
Class R-6	1,000.00	1,111.90	5.50	1,019.59	5.26	1.05
Investment Grade Bond Fund
Class A	1,000.00	1,001.00	3.62	1,021.17	3.66	0.73
Class C	1,000.00	997.20	7.33	1,017.46	7.40	1.48
Class I	1,000.00	1,002.50	2.13	1,022.66	2.16	0.43
Class R-3	1,000.00	999.20	4.86	1,019.93	4.91	0.98
Class R-5	1,000.00	1,002.50	2.13	1,022.66	2.16	0.43
Class R-6	1,000.00	1,003.00	1.64	1,023.16	1.66	0.33
Mid Cap Growth Fund
Class A	1,000.00	1,169.80	6.08	1,019.19	5.66	1.13
Class C	1,000.00	1,165.90	9.93	1,015.62	9.25	1.85
Class I	1,000.00	1,171.80	4.31	1,020.83	4.01	0.80
Class R-3	1,000.00	1,168.20	7.47	1,017.90	6.95	1.39
Class R-5	1,000.00	1,171.90	4.25	1,020.88	3.96	0.79
Class R-6	1,000.00	1,172.60	3.77	1,021.32	3.51	0.70
Mid Cap Stock Fund
Class A	1,000.00	1,124.50	6.64	1,018.55	6.31	1.26
Class C	1,000.00	1,120.80	10.62	1,014.78	10.09	2.02
Class I	1,000.00	1,126.20	5.01	1,020.08	4.76	0.95

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Understanding Your Ongoing Costs

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		Actual expenses		Hypothetical expenses
	Beginning Account Value	Ending Account Value	Expenses paid during period (a)	Ending Account Value	Expenses paid during period (a)	Annualized expense ratio
Mid Cap Stock Fund (cont’d)
Class R-3	$1,000.00	$1,123.70	$7.90	$1,017.36	$7.50	1.50%
Class R-5	1,000.00	1,126.20	5.01	1,020.08	4.76	0.95
Class R-6	1,000.00	1,127.00	4.48	1,020.58	4.26	0.85
Small Cap Growth Fund
Class A	1,000.00	1,194.40	6.20	1,019.14	5.71	1.14
Class C	1,000.00	1,190.30	9.88	1,015.77	9.10	1.82
Class I	1,000.00	1,196.30	4.36	1,020.83	4.01	0.80
Class R-3	1,000.00	1,193.20	7.23	1,018.20	6.66	1.33
Class R-5	1,000.00	1,196.70	4.19	1,020.98	3.86	0.77
Class R-6	1,000.00	1,197.30	3.60	1,021.52	3.31	0.66
Smaller Company Fund
Class A	1,000.00	1,155.50	7.27	1,018.05	6.80	1.36
Class C	1,000.00	1,151.00	11.20	1,014.38	10.49	2.10
Class I	1,000.00	1,158.30	5.08	1,020.08	4.76	0.95
Class R-3	1,000.00	1,153.40	8.70	1,016.71	8.15	1.63
Class R-5	1,000.00	1,157.90	5.08	1,020.08	4.76	0.95
Class R-6	1,000.00	1,158.70	4.55	1,020.58	4.26	0.85
Tactical Allocation Fund
Class A	1,000.00	1,033.40	5.90	1,018.99	5.86	1.17
Class C	1,000.00	1,029.50	9.81	1,015.12	9.74	1.95
Class I	1,000.00	1,034.90	4.39	1,020.48	4.36	0.87
Class R-3	1,000.00	1,032.10	7.00	1,017.90	6.95	1.39
Class R-5	1,000.00	1,034.90	4.39	1,020.48	4.36	0.87
Class R-6	1,000.00	1,035.20	3.89	1,020.98	3.86	0.77

(a) Expenses are calculated using each Fund’s annualized expense ratios for each class of shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (181), and then dividing that result by the actual number of days in the fiscal year (365).

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Principal Risks

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Additional Information About Principal Risk Factors

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Additionally, while the portfolio managers seek to take advantage of investment opportunities that will maximize a fund’s investment returns, there is no guarantee that such opportunities will ultimately benefit the fund. There is no assurance that the portfolio managers’ investment strategy will enable a fund to achieve its investment objective. An investment in a fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following table identifies the risk factors of each fund in light of its principal investment strategies. These risk factors are explained following the table.

The Tactical Allocation Fund is a “fund of funds” that seeks to achieve its investment objective by investing its assets primarily in underlying funds. Therefore, in this section, the term “fund” may include a fund, an underlying fund, or both a fund and an underlying fund.

Risk	Capital Appreciation Fund	Growth & Income Fund	International Stock Fund	Investment Grade Bond Fund	Mid Cap Growth Fund	Mid Cap Stock Fund	Small Cap Growth Fund	Smaller Company Fund	Tactical Allocation Fund
Call				X					X
Commodities									X
Credit				X					X
Equity securities	X	X	X		X	X	X	X	X
Fixed income market				X					X
Floating Rate Securities				X
Focused holdings		X							X
Foreign and emerging market securities		X	X	X					X
Fund of funds									X
Growth stocks	X	X	X		X	X	X		X
High-yield securities				X					X
Inflation				X					X
Information technology sector risk	X						X
Interest rates				X					X
Liquidity			X	X					X
Market	X	X	X		X	X	X	X	X
Market timing			X				X	X	X
Mid-cap companies	X	X			X	X	X	X	X
Mortgage- and asset-backed securities				X					X
Municipal securities				X					X
Other investments companies and ETFs			X						X
Portfolio turnover			X	X					X
Redemptions				X					X
Sectors	X						X
Small-cap companies					X	X	X	X	X
U.S. Government securities and Government sponsored enterprises				X					X
Value stocks		X				X		X	X

Call  |  Call risk is the possibility that, as interest rates decline to a level that is significantly lower than the rate assigned to the fixed income security, the security may be called (redeemed) prior to maturity. A fund would lose the benefit of holding a fixed income security that is paying a rate above the current market rate and would likely have to reinvest the proceeds in other fixed income securities that have lower yields.

Commodities  |  The value of commodities may be more volatile than the value of equity securities or debt instruments and their value may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Investments in commodities, such as gold, or in commodity-linked instruments, will subject a fund’s portfolio to volatility that may also deviate from price movements in equity and fixed income securities. The value of commodity-linked instruments typically is based upon the price movements of underlying commodities and, therefore, may fluctuate widely based on a variety of both macroeconomic and commodity-specific factors. At times, these price fluctuations may be significant or rapid, and may not correlate to price

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Principal Risks

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movements in other asset classes. There may also be an imperfect correlation between the value of commodity-linked instruments and the underlying assets. Investments in these types of instruments may subject a fund to additional expenses.

Credit  |  A fund could lose money if the issuer of a fixed income security is unable or unwilling, or is perceived as unable or unwilling (whether by market participants, ratings agencies, pricing services or otherwise) to meet its financial obligations or goes bankrupt. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. The downgrade of the credit rating of a security held by a fund may decrease its value. Credit risk usually applies to most fixed income securities. U.S. government securities, especially those that are not backed by the full faith and credit of the U.S. Treasury, such as securities supported only by the credit of the issuing governmental agency or government-sponsored enterprise, carry at least some risk of nonpayment, and the maximum potential liability of the issuers of such securities may greatly exceed their current resources. There is no assurance that the U.S. government would provide financial support to the issuing entity if not obligated to do so by law. Further, any government guarantees on U.S. government securities that a fund owns extend only to the timely payment of interest and the repayment of principal on the securities themselves and do not extend to the market value of the securities themselves or to shares of the fund.

Equity Securities  |  A fund’s equity securities investments are subject to stock market risk. Such investments may also expose a fund to additional risks:

•

Common Stocks. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are unrelated to the company, such as changes in interest rates, exchange rates or industry regulation. Companies that pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock.

•

Preferred Stocks. Preferred securities are subject to issuer-specific and stock market risks; however, preferred securities may be less liquid than common stocks and offer more limited participation in the growth of an issuer. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred shareholders may have only certain limited rights if distributions are not paid for a stated period, but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Because the rights of preferred stock on distribution of a corporation’s assets in the event of its liquidation are generally subordinated to the rights associated with a corporation’s debt securities, in the event of an issuer’s bankruptcy, there is substantial risk that there will be nothing left to pay preferred stockholders after payments, if any, to bondholders have been made. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects.

•

Convertible Securities. The investment value of a convertible security (“convertible”) is based on its yield and tends to decline as interest rates increase. The conversion value of a convertible is the market value that would be received if the convertible were converted to its underlying common stock. Since it derives a portion of its value from the common stock into which it may be converted, a convertible is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. A convertible may be subject to redemption at the option of the issuer at a price established in the convertible’s governing instrument, which may be less than the current market price of the security. Convertibles typically are “junior” securities, which means an issuer may pay interest on its non-convertible debt before it can make payments on its convertibles. In the event of a liquidation, holders of convertibles may be paid before a company’s common stockholders but after holders of a company’s senior debt obligations.

•

Depositary Receipts. A fund may invest in securities issued by foreign companies through ADRs, GDRs and EDRs. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular depositary receipt.

•

REITs. REITs or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions or changes in demographic trends or tastes, increases in operating expenses, and adverse governmental, legal or regulatory action (such as changes to zoning laws, changes in interest rates, condemnation, tax increases, regulatory limitations on rents, or enforcement of or changes to environmental regulations). Shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements than securities of larger issuers. REITs typically incur fees that are separate from those incurred by a fund, meaning a fund’s investment in REITs will result in the layering of expenses such that as a shareholder, a fund will indirectly bear a proportionate share of a REIT’s operating expenses.

•

Rights and Warrants. Investments in rights and warrants may be more speculative than certain other types of investments because rights and warrants do not carry dividend or voting rights with respect to the underlying securities or any rights in the assets of the issuer. In addition, the value of a right or a warrant does not necessarily change with the value of the underlying securities and a right or a warrant ceases to have value if it is not exercised prior to its expiration date.

Fixed income market  |  Fixed income market risk is the risk that the prices of, and the income generated by, fixed income securities held by a fund may decline significantly and/or rapidly in response to adverse issuer, political, regulatory, general economic and market conditions, or other developments, such as regional or global economic instability (including terrorism and related geopolitical risks), interest rate fluctuations, and those events directly involving the issuers that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment. These events may lead to periods of volatility, which may be exacerbated by changes in bond market size and structure. In addition, adverse market events may lead to increased redemptions, which could cause a fund to experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent.

Floating rate securities  |  Floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. When a fund holds floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the fund’s shares.

Focused holdings  |  For funds that normally hold a core portfolio of securities of fewer companies than other more diversified funds, the increase or decrease of the value of a single security may have a greater impact on the fund’s NAV and total return when compared to other diversified funds.

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Principal Risks

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Foreign and emerging market securities  |  Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s return and NAV may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Custodial and/or settlement systems in foreign markets may not be fully developed and the laws of certain countries may limit the ability to recover assets if a foreign bank or depository or their agents goes bankrupt. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. A fund could also underperform if it invests in countries or regions whose economic performance falls short. The risks associated with investments in governmental or quasi-governmental entities of a foreign country are heightened by the potential for unexpected governmental change, which may lead to default or expropriation, and inadequate government oversight and accounting. Obligations of supranational entities are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. The effect of recent, worldwide economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc. Foreign security risk may also apply to ADRs, GDRs and EDRs. When investing in emerging markets, the risks of investing in foreign securities are heightened. Emerging markets have unique risks that are greater than or in addition to investing in developed markets because emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy’s dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. In addition, there may be less information available to make investment decisions and more volatile rates of return.

Fund of funds  |  Because investments in securities of other investment companies, including ETFs, are subject to statutory limitations prescribed in the 1940 Act and the rules thereunder if the Tactical Allocation Fund is unable to rely on an ETF’s exemptive order permitting unaffiliated funds to invest in the ETF’s shares beyond these statutory limitations, the fund may be unable to allocate its investments in the manner the subadviser considers prudent, or the subadviser may have to select an investment other than that which the subadviser considers suitable.

Because the Tactical Allocation Fund invests principally in underlying funds, and the fund’s performance is directly related to the performance of such underlying funds, the ability of the fund to achieve its investment objectives is directly related to the ability of the underlying funds to meet their investment objectives. The investment techniques and risk analysis used by the fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Growth stocks  |  Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, investors may punish the prices of stocks excessively, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

High-yield securities  |  Investments in securities rated below investment grade, or “junk bonds,” generally involve significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher-rated securities. Therefore, your investment may experience greater volatility in price and yield. High-yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

Inflation  |  Inflation risk is the risk that the market value of securities will decrease as higher inflation shrinks the purchasing power of any affected currencies, thus causing the purchasing power not to keep pace with inflation.

Information technology sector  |  The information technology sector includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Interest rates  |  Investments in investment grade and non-investment grade fixed income securities are subject to interest rate risk. The value of a fund’s fixed income investments typically will fall when interest rates rise. A fund may be particularly sensitive to changes in interest rates if it invests in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations. For example, if a bond has a duration of five years, a 1% increase in interest rates could be expected to result in a 5% decrease in the value of the bond. The Federal Reserve raised the federal funds rate in December 2016 and March 2017, and has signaled additional increases in 2017. Interest rates may rise significantly and/or rapidly, potentially resulting in substantial losses to the fund. During periods of very low or negative interest rates, a fund may be unable to maintain positive returns. Certain European countries and Japan have recently experienced negative interest rates on deposits and debt securities have traded at negative yields. Negative interest rates may become more prevalent among non-U.S. issuers, and potentially within the United States. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates.

Liquidity  |  Liquidity risk is the possibility that the fund might be unable to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the fund’s liquidity. Market developments may cause the fund’s investments to become less liquid and subject to erratic price movements. In addition, the market-making capacity of dealers in certain types of securities has been reduced in recent years, in part as a result of structural and regulatory changes, such as fewer proprietary trading desks and increased capital requirements for broker-dealers. Further, many broker-dealers have reduced their inventory of certain debt securities. This could negatively affect a fund’s ability to buy or sell debt securities and increase the related volatility and trading costs. The fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the fund.

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(UNAUDITED)	04.30.2017

Market  |  Markets may at times be volatile and the value of a fund’s stock holdings may decline in price, sometimes significantly and/or rapidly, because of changes in prices of its holdings or a broad stock market decline. The value of a security may decline due to adverse issuer-specific conditions or general market conditions which are not specifically related to a particular company, such as real or perceived adverse political, regulatory, market, economic or other developments that may cause broad changes in market value, changes in the general outlook for corporate earnings, changes in interest or currency rates, public perceptions concerning these developments or adverse investment sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Terrorism and related geopolitical risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments. These fluctuations in stock prices could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations. The results of the recent U.S. presidential election may result in significant changes in certain policies. These changes may result in lower corporate taxes, higher levels of public debt, higher interest rates, more restrictions on international trade, and less stringent prudential regulation of certain players in the financial markets.

Market timing  |  Because of specific securities a fund may invest in, it could be subject to the risk of market timing activities by fund shareholders. Some examples of these types of securities are high-yield, small-cap and foreign securities. Typically, foreign securities offer the most opportunity for these market timing activities. A fund generally prices these foreign securities using their closing prices from the foreign markets in which they trade, typically prior to a fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before a fund prices its shares. In such instances, a fund may fair value foreign securities. However, some investors may engage in frequent short-term trading in a fund to take advantage of any price differentials that may be reflected in the NAV of a fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing. There is no guarantee that the manager and transfer agent of the Funds can detect all market timing activities.

Mid-cap companies  |  Investments in mid-cap companies generally involve greater risks than investing in large-capitalization companies. Mid-cap companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. The performance of mid-cap companies can be more volatile, and their stocks less liquid, compared to larger, more established companies, which could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in mid-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in large-cap companies. Generally, the smaller the company size, the greater these risks.

Mortgage- and asset-backed securities  |  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure or premature repayment of principal, or a delay in the repayment of principal. The reduced value of the fund’s securities and the potential loss of principal as a result of a mortgagee’s failure to repay would have a negative impact on the fund. Premature repayment of principal would make it difficult for the fund to reinvest the prepaid principal at a time when interest rates on new mortgages are declining, thereby reducing the fund’s income. Conversely, a delay in the repayment of principal could lengthen the expected maturity of the securities, thereby increasing the potential for loss when prevailing interest rates rise, which could cause the values of the securities to fall sharply.

Municipal securities  |  A municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements. Municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, as opposed to general tax revenues, may have increased risks. Changes in a municipality’s financial health may affect its ability to make interest and principal payments when due.

Other investment companies, including ETFs  |  Investments in the securities of other investment companies, including exchange-traded funds (“ETFs”) (which may, in turn invest in equities, bonds, and other financial vehicles), may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a fund becomes a shareholder of that investment company. As a result, fund shareholders indirectly bear the fund’s proportionate share of the fees and expenses paid by the other investment company, in addition to the fees and expenses fund shareholders indirectly bear in connection with the fund’s own operations. Investments in other investment companies will subject a fund to the risks of the types of investments in which the investment companies invest.

As a shareholder, a fund must rely on the other investment company to achieve its investment objective. If the other investment company fails to achieve its investment objective, the value of the fund’s investment will typically decline, adversely affecting the fund’s performance. In addition, because ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, ETF shares may potentially trade at a discount or a premium. Investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a fund. Finally, because the value of ETF shares depends on the demand in the market, the portfolio manager may not be able to liquidate a fund’s holdings of ETF shares at the most optimal time, adversely affecting the fund’s performance. An ETF that tracks an index may not precisely replicate the returns of its benchmark index.

Portfolio turnover  |  A fund may engage in more active and frequent trading of portfolio securities to a greater extent than certain other mutual funds with similar investment objectives. A fund’s turnover rate may vary greatly from year to year or during periods within a year. A high rate of portfolio turnover may lead to greater transaction costs, result in adverse tax consequences to investors (from increased recognition of net capital gains, which are taxable to shareholders when distributed to them) and adversely affect performance.

Redemptions  |  A fund may experience periods of heavy redemptions that could cause a fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in a fund, have short investment horizons, or have unpredictable cash flow needs. A general rise in interest rates has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. This, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets, and heightened redemption risk. Heavy redemptions, whether by a few large investors or many smaller investors, could hurt a fund’s performance.

Sectors  |  Companies that are in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the

45

Principal Risks

(UNAUDITED)	04.30.2017

market to change. To the extent a fund has substantial holdings within a particular sector, the risks associated with that sector increase.

Small-cap companies  |  Investments in small-cap companies generally involve greater risks than investing in large-capitalization companies. Companies with smaller market capitalizations generally have lower volume of shares traded daily, less liquid stock and more volatile stock prices. Companies with smaller market capitalizations also tend to have a limited product or service base and limited access to capital. Newer companies with unproven business strategies also tend to be smaller companies. The above factors increase risks and make these companies more likely to fail than companies with larger market capitalizations, and could increase the volatility of a fund’s portfolio and performance. Shareholders of a fund that invests in small-cap companies should expect that the value of the fund’s shares will be more volatile than a fund that invests exclusively in mid-cap or large-cap companies. Generally, the smaller the company size, the greater these risks.

U.S. Government securities and Government sponsored enterprises  |  A security backed by the U.S. Treasury or the full faith and credit of the United States is only guaranteed by the applicable entity only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Investments in securities issued by Government sponsored enterprises are debt obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (1) supported by the full faith and credit of the U.S. Treasury, such as those of the Government National Mortgage Association; (2) supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Bank and the Federal Farm Credit Banks; (3) supported by the discretionary authority of the U.S. Government to purchase the agency obligations, such as those of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation; or (4) supported only by the credit of the issuer, such as those of the Federal Farm Credit Bureau. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so. In such circumstances, if the issuer defaulted, a fund may not be able to recover its investment from the U.S. Government. Like all bonds, U.S. Government securities and Government-sponsored enterprise bonds are also subject to credit risk.

Value stocks  |  Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market. This may result in the value stocks’ prices remaining undervalued for extended periods of time. A fund’s performance also may be affected adversely if value stocks remain unpopular with or lose favor among investors.

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eDelivery is the most convenient, economical and

environmentally-conscious way to receive information about your fund.

To enroll, please visit

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Please consider the investment objectives, risks, charges and expenses of any fund carefully before investing. Contact Eagle at 800.421.4184 or your financial advisor for a prospectus, which contains this and other important information about the Funds. Read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Eagle Mutual Funds. If you wish to review additional information on the portfolio holdings of a fund, a complete schedule has been filed with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fund’s fiscal year end on Form N-Q. These filings are available on the Commission’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330. A description of each fund’s proxy voting policies, procedures and information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, is available without charge, upon request, by calling the Eagle Family of Funds, toll-free at the number above, by accessing our website at eagleasset.com or by accessing the Commission’s website at www.sec.gov.

800.421.4184

Eagle Fund Distributors, Inc., Member FINRA  |  Not FDIC Insured  |  May Lose Value  |  No Bank Guarantee

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item. The procedures by which shareholders may recommend nominees to the Board are included in the Nominating Committee Charter for the Trust.

Item 11. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended), the Principal Executive Officer and Principal Financial Officer of Eagle Capital Appreciation Fund have concluded that such disclosure controls and procedures are effective as of June 15, 2017.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) of Eagle Capital Appreciation Fund that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12. Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE CAPITAL APPRECIATION FUND
Date: June 15, 2017
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EAGLE CAPITAL APPRECIATION FUND
Date: June 15, 2017
/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date: June 15, 2017
/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer